UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity®

100 Index

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 29, 2007 to May 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,084.00	$ .37 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.93	$ 1.01 B

A Actual expenses are equal to the Fund's annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period March 29, 2007 to May 31, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary

Top Ten Stocks as of May 31, 2007
% of fund's net assets
Exxon Mobil Corp.	5.9
General Electric Co.	4.9
Citigroup, Inc.	3.3
Microsoft Corp.	3.3
AT&T, Inc.	3.2
Bank of America Corp.	2.8
Procter & Gamble Co.	2.5
Pfizer, Inc.	2.4
American International Group, Inc.	2.4
Johnson & Johnson	2.3
33.0
Market Sectors as of May 31, 2007
% of fund's net assets
Financials	21.0
Information Technology	16.4
Industrials	12.5
Energy	12.0
Consumer Staples	11.6
Health Care	10.4
Consumer Discretionary	6.7
Telecommunication Services	5.7
Materials	2.2
Utilities	1.7

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.4%
Ford Motor Co.	153,882	$ 1,283,376
General Motors Corp.	45,990	1,379,240
		2,662,616
Hotels, Restaurants & Leisure - 1.0%
Harrah's Entertainment, Inc.	15,158	1,295,251
McDonald's Corp.	97,856	4,946,621
		6,241,872
Media - 3.5%
CBS Corp. Class B	60,011	1,995,966
Clear Channel Communications, Inc.	40,344	1,549,210
Comcast Corp. Class A	252,880	6,931,441
The Walt Disney Co.	166,558	5,902,816
Time Warner, Inc.	310,247	6,629,978
		23,009,411
Multiline Retail - 0.7%
Target Corp.	69,837	4,359,924
Specialty Retail - 1.1%
Home Depot, Inc.	165,943	6,450,204
Limited Brands, Inc.	27,810	730,013
		7,180,217
TOTAL CONSUMER DISCRETIONARY		43,454,040
CONSUMER STAPLES - 11.6%
Beverages - 3.2%
Anheuser-Busch Companies, Inc.	62,033	3,308,840
PepsiCo, Inc.	133,165	9,099,164
The Coca-Cola Co.	163,783	8,678,861
		21,086,865
Food & Staples Retailing - 2.2%
CVS Corp.	125,244	4,826,904
Wal-Mart Stores, Inc.	199,956	9,517,906
		14,344,810
Food Products - 1.2%
Campbell Soup Co.	17,758	704,993
H.J. Heinz Co.	26,409	1,256,540
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	133,337	$ 4,512,124
Sara Lee Corp.	59,639	1,067,538
		7,541,195
Household Products - 2.9%
Colgate-Palmolive Co.	41,747	2,795,379
Procter & Gamble Co.	256,566	16,304,769
		19,100,148
Personal Products - 0.2%
Avon Products, Inc.	35,862	1,376,742
Tobacco - 1.9%
Altria Group, Inc.	170,640	12,132,504
TOTAL CONSUMER STAPLES		75,582,264
ENERGY - 12.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	26,038	2,147,614
Halliburton Co.	74,309	2,671,409
Schlumberger Ltd. (NY Shares)	95,830	7,462,282
		12,281,305
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	175,449	14,297,339
ConocoPhillips	133,676	10,350,533
El Paso Corp.	56,782	967,565
Exxon Mobil Corp.	462,932	38,502,054
Williams Companies, Inc.	48,614	1,543,981
		65,661,472
TOTAL ENERGY		77,942,777
FINANCIALS - 21.0%
Capital Markets - 3.8%
Goldman Sachs Group, Inc.	33,448	7,720,467
Lehman Brothers Holdings, Inc.	42,775	3,138,830
Merrill Lynch & Co., Inc.	71,908	6,668,029
Morgan Stanley	86,560	7,361,062
		24,888,388
Commercial Banks - 3.9%
Regions Financial Corp.	59,496	2,122,222
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	144,019	$ 4,980,177
Wachovia Corp.	154,955	8,397,011
Wells Fargo & Co.	274,715	9,914,464
		25,413,874
Consumer Finance - 1.4%
American Express Co.	96,947	6,299,616
Capital One Financial Corp.	33,386	2,663,535
		8,963,151
Diversified Financial Services - 8.6%
Bank of America Corp.	363,646	18,440,489
Citigroup, Inc.	398,625	21,721,076
iShares MSCI Emerging Markets Index Fund	18,641	1,315,309
JPMorgan Chase & Co.	282,417	14,637,673
		56,114,547
Insurance - 3.3%
Allstate Corp.	50,311	3,094,127
American International Group, Inc.	211,536	15,302,514
Hartford Financial Services Group, Inc.	26,036	2,686,134
		21,082,775
TOTAL FINANCIALS		136,462,735
HEALTH CARE - 10.4%
Biotechnology - 1.0%
Amgen, Inc. (a)	94,924	5,347,069
MedImmune, Inc. (a)	19,110	1,106,087
		6,453,156
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	52,835	3,003,141
Medtronic, Inc.	93,632	4,978,413
		7,981,554
Health Care Providers & Services - 0.2%
CIGNA Corp.	7,924	1,328,300
Pharmaceuticals - 8.0%
Abbott Laboratories	125,468	7,070,122
Bristol-Myers Squibb Co.	164,203	4,976,993
Johnson & Johnson	235,319	14,888,633
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	176,156	$ 9,239,382
Pfizer, Inc.	576,238	15,840,783
		52,015,913
TOTAL HEALTH CARE		67,778,923
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.2%
General Dynamics Corp.	32,989	2,647,037
Honeywell International, Inc.	65,044	3,766,698
Raytheon Co.	36,282	2,017,279
The Boeing Co.	64,176	6,455,464
United Technologies Corp.	80,966	5,712,151
		20,598,629
Air Freight & Logistics - 1.4%
FedEx Corp.	24,974	2,787,598
United Parcel Service, Inc. Class B	86,716	6,240,951
		9,028,549
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	13,473	916,838
Industrial Conglomerates - 6.5%
3M Co.	59,672	5,248,749
General Electric Co.	836,127	31,421,653
Tyco International Ltd.	160,768	5,363,220
		42,033,622
Machinery - 0.6%
Caterpillar, Inc.	52,513	4,126,472
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	29,187	2,718,185
Norfolk Southern Corp.	32,280	1,868,366
		4,586,551
TOTAL INDUSTRIALS		81,290,661
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	491,116	13,220,843
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.1%
Apple, Inc. (a)	70,079	$ 8,518,803
Dell, Inc. (a)	184,710	4,963,158
EMC Corp. (a)	171,413	2,895,166
Hewlett-Packard Co.	217,622	9,947,502
International Business Machines Corp.	122,414	13,049,332
		39,373,961
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	17,698	8,809,180
IT Services - 0.1%
Computer Sciences Corp. (a)	14,084	780,254
Office Electronics - 0.2%
Xerox Corp. (a)	77,163	1,456,066
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	468,914	10,395,823
National Semiconductor Corp.	23,060	620,775
Texas Instruments, Inc.	117,366	4,150,062
		15,166,660
Software - 4.3%
Microsoft Corp.	700,670	21,489,549
Oracle Corp. (a)	324,452	6,287,880
		27,777,429
TOTAL INFORMATION TECHNOLOGY		106,584,393
MATERIALS - 2.2%
Chemicals - 1.2%
Dow Chemical Co.	77,993	3,539,322
E.I. du Pont de Nemours & Co.	75,141	3,931,377
		7,470,699
Metals & Mining - 0.6%
Alcoa, Inc.	70,702	2,918,579
Allegheny Technologies, Inc.	8,292	958,472
		3,877,051
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
International Paper Co.	36,800	$ 1,441,456
Weyerhaeuser Co.	17,175	1,407,663
		2,849,119
TOTAL MATERIALS		14,196,869
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	507,715	20,988,938
Verizon Communications, Inc.	236,604	10,299,372
		31,288,310
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	236,005	5,392,714
TOTAL TELECOMMUNICATION SERVICES		36,681,024
UTILITIES - 1.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	32,253	1,536,210
Entergy Corp.	16,124	1,820,400
Exelon Corp.	54,492	4,250,376
Southern Co.	60,868	2,191,857
		9,798,843
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	54,005	1,281,539
TOTAL UTILITIES		11,080,382
TOTAL COMMON STOCKS (Cost $631,108,033)		651,054,068
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.95% 6/21/07 (c) (Cost $49,857)	$ 50,000	49,867
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b) (Cost $28,003,396)	28,003,396	$ 28,003,396
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $659,161,286)		679,107,331
NET OTHER ASSETS - (4.5)%		(29,001,166)
NET ASSETS - 100%		$ 650,106,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 S&P 500 E-Mini Index Contracts	June 2007	$ 229,935	$ 6,604

The face value of futures purchased as a percentage of net assets - 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,920.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 251,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $631,157,890)	$ 651,103,935
Fidelity Central Funds (cost $28,003,396)	28,003,396
Total Investments (cost $659,161,286)		$ 679,107,331
Receivable for investments sold		70,335
Receivable for fund shares sold		14,407,194
Dividends receivable		1,213,978
Distributions receivable from Fidelity Central Funds		129,161
Other receivables		111
Total assets		694,928,110

Liabilities
Payable for investments purchased	$ 44,738,444
Payable for fund shares redeemed	5,211
Accrued management fee	78,172
Payable for daily variation on futures contracts	118
Total liabilities		44,821,945

Net Assets		$ 650,106,165
Net Assets consist of:
Paid in capital		$ 628,493,599
Undistributed net investment income		1,635,956
Accumulated undistributed net realized gain (loss) on investments		23,961
Net unrealized appreciation (depreciation) on investments		19,952,649
Net Assets, for 59,973,327 shares outstanding		$ 650,106,165
Net Asset Value, offering price and redemption price per share ($650,106,165 ÷ 59,973,327 shares)		$ 10.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period March 29, 2007 (commencement of operations) to May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,484,518
Interest		2,574
Income from Fidelity Central Funds		251,493
Total income		1,738,585

Expenses
Management fee	$ 105,505
Independent trustees' compensation	39
Total expenses before reductions	105,544
Expense reductions	(2,915)	102,629
Net investment income (loss)		1,635,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,513
Futures contracts	17,448
Total net realized gain (loss)		23,961
Change in net unrealized appreciation (depreciation) on: Investment securities	19,946,045
Futures contracts	6,604
Total change in net unrealized appreciation (depreciation)		19,952,649
Net gain (loss)		19,976,610
Net increase (decrease) in net assets resulting from operations		$ 21,612,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 29, 2007 (commencement of operations) to May 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,635,956
Net realized gain (loss)	23,961
Change in net unrealized appreciation (depreciation)	19,952,649
Net increase (decrease) in net assets resulting from operations	21,612,566
Share transactions Proceeds from sales of shares	629,877,788
Cost of shares redeemed	(1,384,189)
Net increase (decrease) in net assets resulting from share transactions	628,493,599
Total increase (decrease) in net assets	650,106,165

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,635,956)	$ 650,106,165
Other Information Shares
Sold	60,103,655
Redeemed	(130,328)
Net increase (decrease)	59,973,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended May 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.79
Total from investment operations	.84
Net asset value, end of period	$ 10.84
Total Return B, C	8.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.19% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 650,106
Portfolio turnover rate F	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to May 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,020,497
Unrealized depreciation	(2,074,451)
Net unrealized appreciation (depreciation)	$ 19,946,046
Cost for federal income tax purposes	$ 659,161,285

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,450,578 and $349,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2,915.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 100 Index Fund

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity 100 Index Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed all-inclusive management fee, noting that FMR will bear all operating expenses of the fund, except fees and expenses of the independent Trustees, interest, taxes, brokerage commissions, and non-recurring expenses. The Board noted that the fund's all-inclusive management fee, even before deducting projected payments by FMR for non-management expenses, is lower than the median for funds with similar Lipper investment objective categories.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of the fund's Advisory Contracts because other than the management fee, FMR pays the expenses of the fund, with limited exceptions. In connection with its future renewal of the fund's Advisory contracts, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

HUN-SANN-0707 466380.1.0
1.842446.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007

Actual	$ 1,000.00	$ 1,074.10	$ 1.81
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.19	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.5	7.7
Cisco Systems, Inc.	4.0	4.4
Intel Corp.	3.2	3.3
Google, Inc. Class A (sub. vtg.)	2.9	2.8
Apple, Inc.	2.6	2.1
Oracle Corp.	2.5	2.7
QUALCOMM, Inc.	1.8	1.6
Amgen, Inc.	1.7	2.2
Dell, Inc.	1.5	1.7
Comcast Corp. Class A	1.4	1.5
	29.1
Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.2	49.1
Health Care	13.3	13.6
Consumer Discretionary	13.2	13.1
Financials	10.7	11.0
Industrials	6.0	5.7
Consumer Staples	1.7	1.7
Telecommunication Services	1.7	1.4
Energy	1.5	1.3
Materials	1.3	1.1
Utilities	0.1	0.1
Asset Aloocation (% of fund's net assets)
To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 42,947
Amerigon, Inc. (a)	1,196	19,770
Amerityre Corp. (a)(d)	1,121	5,381
Ballard Power Systems, Inc. (a)(d)	6,442	29,601
China Automotive Systems, Inc. (a)(d)	1,032	7,224
Dorman Products, Inc. (a)	807	11,516
Exide Technologies (a)	2,364	18,581
Fuel Systems Solutions, Inc. (a)	742	12,095
GenTek, Inc. (a)	691	24,365
Gentex Corp.	7,383	131,048
Hayes Lemmerz International, Inc. (a)	1,808	10,360
Noble International Ltd.	462	9,106
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	3,009
Shiloh Industries, Inc.	545	5,265
SORL Auto Parts, Inc. (a)	874	6,118
Spartan Motors, Inc.	1,521	53,372
Strattec Security Corp. (a)	130	6,189
		395,947
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,954	43,613
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	9,710
Core-Mark Holding Co., Inc. (a)	784	27,095
Design Within Reach, Inc. (a)	763	4,700
DXP Enterprises, Inc. (a)	188	8,921
Keystone Automotive Industries, Inc. (a)	676	27,926
LKQ Corp. (a)	2,674	66,770
Source Interlink Companies, Inc. (a)	3,668	19,917
		165,039
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,337	399,926
Bright Horizons Family Solutions, Inc. (a)	1,482	62,748
Capella Education Co.	645	28,225
Career Education Corp. (a)	4,705	164,063
Coinstar, Inc. (a)	1,253	39,582
Collectors Universe, Inc.	648	9,001
Corinthian Colleges, Inc. (a)	4,017	58,688
Educate, Inc. (a)	3,331	26,448
Home Solutions America, Inc. (a)(d)	1,649	12,335
INVESTools, Inc. (a)	3,127	38,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Laureate Education, Inc. (a)	2,448	$ 146,660
Lincoln Educational Services Corp. (a)	1,134	16,432
Matthews International Corp. Class A	1,558	68,879
Princeton Review, Inc. (a)	1,476	9,638
Steiner Leisure Ltd. (a)	832	41,533
Stewart Enterprises, Inc. Class A	4,223	32,686
Strayer Education, Inc.	722	90,366
Vertrue, Inc. (a)	352	16,984
		1,262,406
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	1,792	34,890
Ambassadors Group, Inc.	1,175	40,279
Ambassadors International, Inc.	433	14,025
Ameristar Casinos, Inc.	2,594	77,042
Applebee's International, Inc.	3,932	103,018
Benihana, Inc. Class A (sub. vtg.) (a)	376	12,156
BJ's Restaurants, Inc. (a)	902	18,266
Bob Evans Farms, Inc.	1,646	63,700
Buca, Inc. (a)	2,659	10,024
Buffalo Wild Wings, Inc. (a)	531	45,459
California Pizza Kitchen, Inc. (a)	768	28,163
Caribou Coffee Co., Inc. (a)(d)	738	4,797
Carrols Restaurant Group, Inc.	1,153	18,229
CBRL Group, Inc.	1,259	56,579
Century Casinos, Inc. (a)	1,085	9,081
Champps Entertainment, Inc. (a)	1,862	8,919
Churchill Downs, Inc.	794	40,835
Cosi, Inc. (a)	1,604	7,731
Ctrip.com International Ltd. sponsored ADR	1,174	89,705
Denny's Corp. (a)	5,557	25,451
eLong, Inc. sponsored ADR (a)	893	8,903
Empire Resorts, Inc. (a)	831	6,133
Famous Dave's of America, Inc. (a)	718	15,308
FortuNet, Inc. (a)(d)	463	4,491
Gaming Partners International Corp.	597	8,448
Great Wolf Resorts, Inc. (a)	2,070	29,332
Home Inns & Hotels Management, Inc. ADR	462	13,546
International Speedway Corp. Class A	1,502	78,705
Isle of Capri Casinos, Inc. (a)	1,679	41,505
Jamba, Inc. (a)(d)	2,400	24,120
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	$ 9,371
McCormick & Schmick's Seafood Restaurants (a)	992	27,925
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	3,216	45,088
Monarch Casino & Resort, Inc. (a)	1,053	28,757
Morgans Hotel Group Co. (a)	2,023	49,725
MTR Gaming Group, Inc. (a)	1,009	15,902
Multimedia Games, Inc. (a)	948	12,040
O'Charleys, Inc.	1,573	35,534
P.F. Chang's China Bistro, Inc. (a)	1,244	48,255
Panera Bread Co. Class A (a)	1,523	85,852
Papa John's International, Inc. (a)	1,747	54,070
Peet's Coffee & Tea, Inc. (a)	587	15,303
Penn National Gaming, Inc. (a)	4,005	213,987
PokerTek, Inc. (a)(d)	568	7,100
Premier Exhibitions, Inc. (a)	1,302	18,202
Progressive Gaming International Corp. (a)	2,416	13,940
Rare Hospitality International, Inc. (a)	1,523	44,228
Red Robin Gourmet Burgers, Inc. (a)	848	36,405
Ruth's Chris Steak House, Inc. (a)	1,086	19,885
Scientific Games Corp. Class A (a)(d)	4,363	162,914
Shuffle Master, Inc. (a)(d)	1,631	31,364
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	11,367
Sonic Corp. (a)	3,025	73,750
Starbucks Corp. (a)	36,491	1,051,306
Texas Roadhouse, Inc. Class A (a)	3,582	49,611
The Cheesecake Factory, Inc. (a)	4,092	115,476
Town Sports International Holdings, Inc.	1,521	30,572
Trump Entertainment Resorts, Inc. (a)	1,849	29,750
Wynn Resorts Ltd. (d)	4,853	468,509
Youbet.com, Inc. (a)	1,585	4,406
		3,749,434
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	364	30,041
Bassett Furniture Industries, Inc.	931	13,360
California Coastal Communities, Inc.	409	7,170
Cavco Industries, Inc. (a)	270	10,433
Comstock Homebuilding Companies, Inc. Class A (a)	390	1,229
Craftmade International, Inc.	649	11,461
Directed Electronics, Inc. (a)	1,014	8,994
Dixie Group, Inc. (a)	767	9,626
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dominion Homes, Inc. (a)(d)	396	$ 1,952
Flexsteel Industries, Inc.	620	8,773
Garmin Ltd. (d)	10,291	662,020
Helen of Troy Ltd. (a)	1,261	34,425
Hooker Furniture Corp.	696	17,219
iRobot Corp. (a)(d)	1,378	22,682
Kimball International, Inc. Class B	1,071	14,619
Lifetime Brands, Inc.	536	11,288
Makita Corp. sponsored ADR	326	13,679
Palm Harbor Homes, Inc. (a)(d)	1,659	26,511
Stanley Furniture Co., Inc.	624	14,346
Syntax-Brillian Corp. (a)(d)	2,050	12,423
Tarragon Corp.	2,058	21,300
Universal Electronics, Inc. (a)	813	27,236
		980,787
Internet & Catalog Retail - 1.8%
1-800 CONTACTS, Inc. (a)	518	10,272
1-800-FLOWERS.com, Inc. Class A (a)	895	7,939
Amazon.com, Inc. (a)	19,794	1,368,557
Audible, Inc. (a)	670	6,713
Blue Nile, Inc. (a)(d)	669	38,447
Celebrate Express, Inc. (a)	802	7,018
dELiA*s, Inc. (a)	2,226	17,608
Drugstore.com, Inc. (a)	4,018	10,166
eDiets.com, Inc. (a)(d)	2,933	10,823
Expedia, Inc. (a)	13,409	322,218
Gaiam, Inc. Class A (a)	839	13,525
Gmarket, Inc. sponsored ADR	404	7,931
GSI Commerce, Inc. (a)	2,601	59,511
Hollywood Media Corp. (a)	1,921	8,491
IAC/InterActiveCorp (a)	12,827	443,814
Liberty Media Holding Corp. - Interactive Series A (a)	31,257	757,357
Netflix, Inc. (a)(d)	3,419	74,944
NutriSystem, Inc. (a)(d)	1,659	108,698
Overstock.com, Inc. (a)	899	16,560
PC Mall, Inc. (a)	507	6,226
PetMed Express, Inc. (a)	786	10,147
Priceline.com, Inc. (a)	1,687	104,324
Shutterfly, Inc.	865	16,184
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Stamps.com, Inc. (a)	989	$ 13,500
ValueVision Media, Inc. Class A (a)	2,128	23,770
		3,464,743
Leisure Equipment & Products - 0.1%
Aldila, Inc.	295	4,575
Arctic Cat, Inc.	607	11,618
Escalade, Inc.	749	7,116
Gametech International, Inc. (a)	660	6,435
JAKKS Pacific, Inc. (a)	1,599	42,006
Johnson Outdoors, Inc. Class A (a)	771	14,657
Pool Corp. (d)	2,527	103,481
RC2 Corp. (a)	868	39,008
Smith & Wesson Holding Corp. (a)	1,759	24,503
		253,399
Media - 4.6%
ACME Communications, Inc. (a)	1,400	7,700
Alloy, Inc. (a)	494	5,612
Beasley Broadcast Group, Inc. Class A	689	5,919
Carmike Cinemas, Inc.	461	12,009
Central European Media Enterprises Ltd. Class A (a)	1,643	143,401
Charter Communications, Inc. Class A (a)	20,245	81,182
China Natural Resources, Inc. (a)(d)	1,154	8,090
CKX, Inc. (a)	4,233	44,997
Comcast Corp.:
Class A	100,305	2,749,360
Class A (special) (non-vtg.) (a)	50,110	1,361,990
Courier Corp.	559	22,472
Crown Media Holdings, Inc. Class A (a)(d)	2,664	19,820
CTC Media, Inc.	7,746	198,065
Cumulus Media, Inc. Class A (a)	2,009	18,844
DG FastChannel, Inc. (a)	697	14,539
Discovery Holding Co.:
Class A (a)	12,978	303,426
Class B (a)	905	21,132
EchoStar Communications Corp. Class A (a)	9,878	454,981
Emmis Communications Corp. Class A	2,486	25,830
Entertainment Distribution Co., Inc. (a)	1,379	2,923
Fisher Communications, Inc. (a)	394	19,783
Focus Media Holding Ltd. ADR (a)	3,542	156,663
Gemstar-TV Guide International, Inc. (a)	20,786	95,616
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Global Sources Ltd.	2,087	$ 44,745
Harris Interactive, Inc. (a)	4,199	23,472
IMAX Corp. (a)	1,147	5,162
Knology, Inc. (a)	1,452	27,022
Lakes Entertainment, Inc. (a)	1,385	15,789
Lamar Advertising Co. Class A	4,161	272,546
Liberty Global, Inc.:
Class A (a)	9,403	361,075
Class B (a)	234	9,009
Class C (a)	8,894	317,961
Liberty Media Holding Corp. - Capital Series A (a)	6,198	699,754
LodgeNet Entertainment Corp. (a)	799	28,349
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	6,257
Mediacom Communications Corp. Class A (a)	3,456	32,279
Morningstar, Inc. (a)	2,025	96,815
National CineMedia, Inc.	1,850	52,818
Navarre Corp. (a)(d)	871	3,353
New Frontier Media, Inc.	1,084	9,572
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	16,736
Outdoor Channel Holdings, Inc. (a)	1,940	19,419
Private Media Group, Inc. (a)	2,365	5,345
Radio One, Inc.:
Class A (a)	1,033	7,748
Class D (non-vtg.) (a)	3,233	24,280
RCN Corp.	1,801	50,698
Regent Communication, Inc. (a)	1,974	6,850
Rentrak Corp. (a)	552	8,815
Reuters Group PLC sponsored ADR	707	52,431
RRSat Global Communications Network Ltd.	635	12,192
Salem Communications Corp. Class A	1,009	12,209
Scholastic Corp. (a)	1,904	60,490
Sinclair Broadcast Group, Inc. Class A	2,015	30,870
Sirius Satellite Radio, Inc. (a)(d)	69,801	204,517
Spanish Broadcasting System, Inc. Class A (a)	1,167	5,520
TiVo, Inc. (a)	5,166	32,288
Value Line, Inc.	422	18,357
Virgin Media, Inc.	15,738	407,929
WorldSpace, Inc. Class A (a)(d)	3,301	12,049
WPP Group plc sponsored ADR	886	65,422
WPT Enterprises, Inc. (a)	792	3,619
Xinhua Finance Media Ltd. sponsored ADR	346	2,387
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A	15,040	$ 174,163
Young Broadcasting, Inc. Class A (a)	630	2,489
		9,017,155
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	5,168	218,658
Duckwall-ALCO Stores, Inc. (a)	222	8,813
Fred's, Inc. Class A	2,231	32,082
Sears Holdings Corp. (a)	7,428	1,337,189
The Bon-Ton Stores, Inc.	647	30,862
Tuesday Morning Corp.	2,430	33,874
		1,661,478
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	29,257
America's Car Mart, Inc. (a)	568	7,759
bebe Stores, Inc.	4,580	82,348
Bed Bath & Beyond, Inc. (a)	13,656	555,253
Big 5 Sporting Goods Corp.	1,019	25,771
Big Dog Holdings, Inc. (a)	428	7,392
Books-A-Million, Inc.	669	11,018
Cache, Inc. (a)	659	10,986
Casual Male Retail Group, Inc. (a)	1,489	17,481
Charlotte Russe Holding, Inc. (a)	1,047	29,159
Charming Shoppes, Inc. (a)	6,447	80,330
Citi Trends, Inc. (a)	548	22,210
Coldwater Creek, Inc. (a)	4,310	107,104
Conn's, Inc. (a)(d)	1,365	41,428
Cost Plus, Inc. (a)	788	7,281
Deb Shops, Inc.	763	21,196
Dress Barn, Inc. (a)	3,101	71,602
Eddie Bauer Holdings, Inc. (a)	1,621	22,273
Finish Line, Inc. Class A	2,102	26,906
Finlay Enterprises, Inc. (a)	1,535	8,059
Gander Mountain Co. (a)	416	5,396
Golfsmith International Holdings, Inc.	629	4,384
Guitar Center, Inc. (a)	1,555	83,395
Gymboree Corp. (a)	1,602	71,609
Hastings Entertainment, Inc. (a)	1,635	11,756
Hibbett Sports, Inc. (a)	1,513	42,319
Hot Topic, Inc. (a)	2,522	27,944
House of Taylor Jewelry, Inc. (a)(d)	1,939	2,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	819	$ 34,472
Kirkland's, Inc. (a)	622	2,967
Monro Muffler Brake, Inc.	669	25,857
Mothers Work, Inc. (a)	235	8,773
Movie Gallery, Inc. (a)	836	1,973
O'Reilly Automotive, Inc. (a)	5,664	215,175
Pacific Sunwear of California, Inc. (a)	3,244	64,523
PETsMART, Inc.	6,920	236,802
Pomeroy IT Solutions, Inc. (a)	627	6,076
Rent-A-Center, Inc. (a)	3,348	90,731
Restoration Hardware, Inc. (a)	2,754	17,240
Ross Stores, Inc.	6,754	221,801
Select Comfort Corp. (a)	2,604	47,184
Sharper Image Corp. (a)	608	6,937
Shoe Carnival, Inc. (a)	605	17,714
Staples, Inc.	34,827	872,765
Stein Mart, Inc.	1,819	22,810
The Children's Place Retail Stores, Inc. (a)	1,408	79,496
Tractor Supply Co. (a)	1,970	104,824
Trans World Entertainment Corp. (a)	1,445	7,268
United Retail Group, Inc. (a)	515	6,175
Urban Outfitters, Inc. (a)	7,835	208,254
West Marine, Inc. (a)	829	12,344
Wet Seal, Inc. Class A (a)	4,394	27,375
Wilsons Leather Experts, Inc. (a)	2,802	3,783
Winmark Corp. (a)	446	8,251
Zumiez, Inc. (a)	1,485	57,321
		3,843,377
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	1,139	9,340
Blue Holdings, Inc. (a)	1,683	2,659
Charles & Colvard Ltd. (d)	833	3,915
Cherokee, Inc.	583	27,290
Columbia Sportswear Co.	1,698	118,402
Crocs, Inc. (a)	1,866	151,818
Cutter & Buck, Inc.	753	10,790
Deckers Outdoor Corp. (a)	652	57,304
Fossil, Inc. (a)	3,191	99,591
G-III Apparel Group Ltd. (a)	581	12,027
Heelys, Inc. (d)	1,200	39,348
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	2,108	$ 46,903
K-Swiss, Inc. Class A	1,132	32,839
Perry Ellis International, Inc. (a)	1,045	32,750
Quaker Fabric Corp. (a)	1,024	1,157
Rocky Brands, Inc. (a)	762	12,093
Steven Madden Ltd.	879	28,638
Tandy Brands Accessories, Inc.	905	10,751
True Religion Apparel, Inc. (a)(d)	899	16,874
Velcro Industries NV	901	17,479
Volcom, Inc. (a)	1,379	59,987
Wacoal Holdings Corp. sponsored ADR	94	5,886
Warnaco Group, Inc. (a)	2,300	79,097
Weyco Group, Inc.	606	15,695
		892,633
TOTAL CONSUMER DISCRETIONARY		25,730,011
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	12,954
Hansen Natural Corp. (a)	4,253	169,269
Jones Soda Co. (a)(d)	1,719	32,403
MGP Ingredients, Inc.	535	9,127
		223,753
Food & Staples Retailing - 1.1%
Andersons, Inc.	875	34,213
Arden Group, Inc. Class A	165	21,536
Casey's General Stores, Inc.	2,579	69,659
Central European Distribution Corp. (a)	1,959	67,605
Costco Wholesale Corp.	22,290	1,258,716
Ingles Markets, Inc. Class A	792	28,266
Nash-Finch Co.	673	31,665
Pathmark Stores, Inc. (a)	3,151	40,963
Performance Food Group Co. (a)	1,784	63,332
Pricesmart, Inc.	1,233	25,277
Spartan Stores, Inc.	832	21,965
Susser Holdings Corp.	716	10,761
The Pantry, Inc. (a)	1,114	48,526
Topps Co., Inc.	1,768	18,069
United Natural Foods, Inc. (a)	2,056	56,273
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	252	$ 10,823
Whole Foods Market, Inc.	6,780	278,658
Wild Oats Markets, Inc. (a)	1,444	24,837
Winn-Dixie Stores, Inc. (a)	2,864	89,643
		2,200,787
Food Products - 0.3%
Alico, Inc.	403	24,156
Bridgford Foods Corp. (a)	433	3,170
Cal-Maine Foods, Inc.	840	11,214
Calavo Growers, Inc.	1,103	14,857
Cresud S.A.C.I.F. y A. sponsored ADR (d)	1,393	31,510
Diamond Foods, Inc.	1,078	17,755
Farmer Brothers Co.	654	14,552
Green Mountain Coffee Roasters, Inc. (a)	392	26,519
Griffin Land & Nurseries, Inc. (a)	256	9,592
Hain Celestial Group, Inc. (a)	1,960	56,056
Imperial Sugar Co.	330	9,379
J&J Snack Foods Corp.	798	31,385
John B. Sanfilippo & Son, Inc. (a)	308	3,406
Lancaster Colony Corp.	1,595	69,877
Lance, Inc.	1,683	39,971
Lifeway Foods, Inc. (a)	837	8,387
Origin Agritech Ltd. (a)	627	4,891
Sanderson Farms, Inc.	1,101	47,332
SunOpta, Inc. (a)	3,385	40,011
Synutra International, Inc. (a)	1,539	38,475
		502,495
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,189	17,062
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,378	31,675
WD-40 Co.	1,101	36,696
		85,433
Personal Products - 0.2%
Bare Escentuals, Inc.	4,202	176,274
Chattem, Inc. (a)	979	62,333
China Precision Steel, Inc. (a)(d)	1,075	3,773
Elizabeth Arden, Inc. (a)	1,121	26,254
Inter Parfums, Inc.	840	22,302
Mannatech, Inc. (d)	1,708	23,946
Parlux Fragrances, Inc. (a)(d)	684	3,051
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc.	1,230	$ 21,279
Reliv International, Inc.	923	9,645
USANA Health Sciences, Inc. (a)	727	28,266
		377,123
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	4,045
TOTAL CONSUMER STAPLES		3,393,636
ENERGY - 1.5%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	3,220	72,418
Bronco Drilling Co., Inc. (a)	1,169	19,569
Dawson Geophysical Co. (a)	467	24,858
Global Industries Ltd. (a)	5,857	138,869
Gulf Island Fabrication, Inc.	823	27,266
Gulfmark Offshore, Inc. (a)	1,237	62,135
Hercules Offshore, Inc. (a)(d)	1,853	64,725
Horizon Offshore, Inc. (a)	1,612	27,275
Lufkin Industries, Inc.	719	45,951
Matrix Service Co. (a)	937	23,940
Mitcham Industries, Inc. (a)	1,053	17,554
Omni Energy Services Corp. (a)	884	9,662
Particle Drilling Technologies, Inc. (a)	3,396	8,965
Patterson-UTI Energy, Inc.	7,615	201,188
PHI, Inc. (non-vtg.) (a)	627	17,870
Superior Offshore International, Inc.	1,206	20,960
Superior Well Services, Inc. (a)	729	18,896
T-3 Energy Services, Inc. (a)	457	13,344
Tesco Corp. (a)	2,209	67,564
Trico Marine Services, Inc. (a)	639	26,908
Union Drilling, Inc. (a)	742	11,316
Universal Compression Partners LP	239	8,179
		929,412
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	2,907	83,431
Alliance Resource Partners LP	1,943	85,278
APCO Argentina, Inc.	353	32,476
Atlas America, Inc. (a)	1,558	77,308
ATP Oil & Gas Corp. (a)	1,524	69,113
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BreitBurn Energy Partners LP	876	$ 29,915
Brigham Exploration Co. (a)	2,496	15,700
Calumet Specialty Products Partners LP	793	40,721
Capital Product Partners LP	1,095	27,923
Carrizo Oil & Gas, Inc. (a)	1,319	53,644
Clayton Williams Energy, Inc. (a)	543	13,743
Clean Energy Fuels Corp.	2,200	27,170
Copano Energy LLC	2,066	90,408
CREDO Petroleum Corp. (a)	469	6,711
Crosstex Energy LP (a)	1,023	36,020
Crosstex Energy, Inc.	2,187	65,544
Dampskibsselskabet TORM AS sponsored ADR	205	16,269
Delta Petroleum Corp. (a)(d)	2,471	48,530
Dorchester Minerals LP (a)	1,275	28,841
Double Eagle Petroleum Co. (a)	564	11,032
Eagle Rock Energy Partners LP	790	18,976
Edge Petroleum Corp. (a)	838	12,117
EV Energy Partners LP	553	20,262
FX Energy, Inc. (a)	1,820	18,164
Geomet, Inc.	2,493	19,794
GMX Resources, Inc. (a)	469	18,146
Golar LNG Ltd. (NASDAQ)	3,772	67,066
Green Plains Renewable Energy, Inc. (a)	167	3,280
Gulfport Energy Corp. (a)	1,354	25,861
Hiland Holdings GP LP	929	28,957
Hiland Partners LP	290	15,689
Inergy Holdings LP	1,060	53,032
Inergy LP	2,126	77,365
Ivanhoe Energy, Inc. (a)	8,365	14,304
James River Coal Co. (a)(d)	623	9,164
Knightsbridge Tankers Ltd. (d)	1,038	33,341
Legacy Reserves LP	1,000	29,850
Linn Energy LLC	2,779	99,933
Marine Petroleum Trust	475	14,459
Martin Midstream Partners LP	306	12,714
National Coal Corp. (a)	2,471	12,404
NGAS Resources, Inc. (a)(d)	717	5,786
Pacific Ethanol, Inc. (a)	1,754	23,609
Parallel Petroleum Corp. (a)	1,715	39,548
Petroleum Development Corp. (a)	665	33,895
PrimeEnergy Corp. (a)	116	6,729
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quest Resource Corp. (a)	1,077	$ 9,445
Ram Energy Resources, Inc. (a)	1,332	6,620
Regency Energy Partners LP	1,348	35,048
Rosetta Resources, Inc. (a)	2,161	52,707
StealthGas, Inc.	537	9,097
Syntroleum Corp. (a)	2,008	6,004
Targa Resources Partners LP	800	26,600
TC Pipelines LP	1,681	68,501
Top Tankers, Inc.	854	5,252
Toreador Resources Corp. (a)	610	9,492
TXCO Resources, Inc. (a)	1,334	15,221
Uranium Resources, Inc. (a)	2,300	22,701
US BioEnergy Corp.	2,800	36,064
Warren Resources, Inc. (a)	3,149	41,661
		1,918,635
TOTAL ENERGY		2,848,047
FINANCIALS - 10.7%
Capital Markets - 2.7%
American Capital Strategies Ltd.	7,777	376,640
Calamos Asset Management, Inc. Class A	978	24,401
Capital Southwest Corp.	144	24,869
Charles Schwab Corp.	60,592	1,361,502
Cowen Group, Inc.	832	14,835
Diamond Hill Investment Group, Inc. (a)	178	16,574
E*TRADE Financial Corp.	20,383	488,173
Epoch Holding Corp. (a)	1,309	18,444
FCStone Group, Inc.	830	35,101
FirstCity Financial Corp. (a)	1,173	10,991
GFI Group, Inc. (a)	1,383	103,034
Harris & Harris Group, Inc. (a)(d)	1,045	12,258
International Assets Holding Corp. (a)(d)	472	11,394
Investors Financial Services Corp.	3,150	193,788
Knight Capital Group, Inc. Class A (a)	5,169	89,475
Northern Trust Corp.	10,463	680,932
optionsXpress Holdings, Inc.	3,106	79,141
Penson Worldwide, Inc.	1,230	35,399
Sanders Morris Harris Group, Inc.	903	12,362
SEI Investments Co.	4,693	289,699
Siebert Financial Corp.	3,267	12,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	12,563	$ 645,110
TD Ameritrade Holding Corp. (a)	29,319	601,919
Thomas Weisel Partners Group, Inc. (a)	1,112	19,460
TradeStation Group, Inc. (a)	2,552	30,420
U.S. Global Investments, Inc. Class A	464	9,874
		5,198,046
Commercial Banks - 4.6%
1st Source Corp.	1,276	33,431
Abington Community Bancorp, Inc.	671	12,346
Alabama National Bancorp, Delaware	1,062	66,694
Alliance Financial Corp.	376	10,648
Amcore Financial, Inc.	1,040	30,982
American National Bankshares, Inc.	549	12,572
American River Bankshares	621	14,656
AmericanWest Bancorp	569	11,289
Ameris Bancorp	898	20,896
AmeriServ Financial, Inc. (a)	2,445	10,660
Ames National Corp.	710	15,379
Appalachian Bancshares, Inc. (a)	419	7,710
Arrow Financial Corp.	802	18,013
Associated Banc-Corp.	6,238	205,916
BancFirst Corp.	679	29,312
Bancorp Rhode Island, Inc.	161	6,058
Bancorp, Inc., Delaware (a)	516	11,073
BancTrust Financial Group, Inc.	492	9,860
Bank of Florida Corp. (a)	413	7,446
Bank of Granite Corp.	972	15,756
Bank of Marin, California	303	10,214
Bank of the Ozarks, Inc.	708	20,334
BankFinancial Corp.	1,166	19,192
Banner Corp.	703	25,322
BNC Bancorp	475	8,764
BOK Financial Corp.	3,136	170,222
Boston Private Financial Holdings, Inc.	1,870	52,940
Bridge Capital Holdings (a)	707	16,070
Bryn Mawr Bank Corp.	302	7,018
Cadence Financial Corp.	596	11,705
Capital Bank Corp.	729	12,604
Capital City Bank Group, Inc.	991	29,581
Capital Corp. of the West	663	16,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cardinal Financial Corp.	1,972	$ 19,345
Cascade Bancorp	1,338	30,105
Cascade Financial Corp.	1,011	16,469
Cathay General Bancorp	2,570	87,072
Centennial Bank Holdings, Inc., Delaware (a)	4,058	35,548
Center Bancorp, Inc. (a)	578	8,901
Center Financial Corp., California	793	13,655
Centerstate Banks of Florida, Inc. (d)	583	9,952
Century Bancorp, Inc. Class A (non-vtg.)	318	7,314
Chemical Financial Corp.	1,087	29,229
Chicopee Bancorp, Inc. (a)	265	4,280
Citizens & Northern Corp.	298	6,216
Citizens Banking Corp., Michigan	3,841	73,133
City Holding Co.	826	31,479
CNB Financial Corp., Pennsylvania	587	8,365
CoBiz, Inc.	1,170	21,633
Colonial Bancgroup, Inc.	598	15,094
Colony Bankcorp, Inc.	217	4,600
Columbia Bancorp, Oregon	257	5,104
Columbia Banking Systems, Inc.	724	21,966
Commerce Bancshares, Inc.	3,457	163,170
Commonwealth Bankshares, Inc.	311	6,500
Community Bank of Nevada (a)	420	12,466
Community Banks, Inc.	1,369	43,425
Community Trust Bancorp, Inc.	692	23,500
Community Valley Bancorp	563	7,026
Compass Bancshares, Inc.	6,172	432,040
Crescent Financial Corp. (a)	493	5,635
CVB Financial Corp.	4,185	47,793
Dearborn Bancorp, Inc.	465	7,663
Eagle Bancorp, Inc., Maryland	530	8,840
East West Bancorp, Inc.	2,929	118,742
Eastern Virgina Bankshares, Inc.	469	10,501
Enterprise Financial Services Corp. (a)	431	10,452
EuroBancshares, Inc. (a)	1,284	11,851
Exchange National Bancshares, Inc.	288	9,161
Farmers Capital Bank Corp.	357	10,389
Fidelity Southern Corp.	442	7,925
Fifth Third Bancorp	27,149	1,150,032
Financial Institutions, Inc.	425	8,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, North Carolina	705	$ 13,748
First Charter Corp.	1,647	36,201
First Citizen Bancshares, Inc.	365	70,715
First Community Bancorp, California	1,498	84,607
First Community Bancshares, Inc.	757	23,687
First Financial Bancorp, Ohio	2,353	34,636
First Financial Bankshares, Inc.	1,100	44,594
First Financial Corp., Indiana	705	20,255
First Indiana Corp.	631	13,264
First M&F Corp.	312	5,912
First Mariner Bancorp, Inc. (a)	782	10,440
First Merchants Corp.	857	20,868
First Midwest Bancorp, Inc., Delaware	2,458	90,430
First National Lincoln Corp., Maine	596	9,560
First of Long Island Corp.	572	12,458
First Regional Bancorp (a)	783	20,115
First Security Group, Inc.	566	6,322
First South Bancorp, Inc., Virginia (d)	298	8,201
First State Bancorp.	930	20,572
First United Corp.	493	10,609
Firstbank Corp., Michigan	489	9,271
FirstMerit Corp.	3,899	83,945
FNB Corp., North Carolina	602	9,746
FNB Corp., Virginia	559	17,894
FNB Financial Services Corp.	746	10,772
Frontier Financial Corp., Washington	2,444	56,847
Fulton Financial Corp.	8,546	130,327
Gateway Financial Holdings, Inc.	1,104	15,975
GB&T Bancshares, Inc.	498	8,282
German American Bancorp, Inc.	686	9,481
Glacier Bancorp, Inc.	2,530	54,142
Great Southern Bancorp, Inc.	844	23,337
Greater Bay Bancorp	2,745	76,613
Greater Community Bancorp	811	12,960
Green Bankshares, Inc.	796	27,852
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	28,644
Hampton Roads Bankshares, Inc.	1,260	17,060
Hancock Holding Co.	1,547	61,168
Hanmi Financial Corp.	2,792	48,776
Harleysville National Corp., Pennsylvania	1,666	26,939
Heartland Financial USA, Inc.	917	22,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heritage Commerce Corp.	429	$ 10,459
Heritage Financial Corp., Washington	369	8,542
Home Bancshares, Inc.	767	17,104
Horizon Financial Corp.	950	21,413
Huntington Bancshares, Inc.	11,373	255,438
IBERIABANK Corp.	417	21,321
Independent Bank Corp., Massachusetts	930	27,556
Independent Bank Corp., Michigan	1,341	23,186
Integra Bank Corp.	932	21,222
Integrity Bancshares, Inc. (a)	530	4,426
International Bancshares Corp.	3,351	89,974
Intervest Bancshares Corp. Class A	539	13,351
Investors Bancorp, Inc. (a)	6,095	84,903
Lakeland Bancorp, Inc.	850	11,917
Lakeland Financial Corp.	764	16,808
Leesport Financial Corp.	512	10,988
LNB Bancorp, Inc.	836	13,267
LSB Bancshares, Inc.	666	9,191
Macatawa Bank Corp.	639	10,007
MainSource Financial Group, Inc.	675	11,576
MB Financial, Inc.	2,004	70,861
MBT Financial Corp.	578	7,936
Mercantile Bank Corp.	476	13,085
Merchants Bancshares, Inc.	610	13,725
Metrocorp Bancshares, Inc.	399	8,463
Middleburg Financial Corp.	329	10,617
Midwest Banc Holdings, Inc.	1,241	19,918
Nara Bancorp, Inc.	1,677	26,933
National Bankshares, Inc.	287	6,331
National Penn Bancshares, Inc.	2,640	48,154
NBT Bancorp, Inc.	1,572	35,527
Nexity Financial Corp. (a)	935	10,659
North Valley Bancorp	582	14,422
Northern States Financial Corp.	462	11,180
Northrim Bancorp, Inc.	343	9,220
Oak Hill Financial, Inc.	544	11,522
Old Point Financial Corp.	363	9,532
Old Second Bancorp, Inc.	929	27,164
Omega Financial Corp.	625	17,856
PAB Bankshares, Inc.	567	11,295
Pacific Capital Bancorp	2,273	58,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Continental Corp.	508	$ 8,138
Pacific Mercantile Bancorp (a)	562	7,744
Patriot National Bancorp, Inc.	549	12,144
Penns Woods Bancorp, Inc.	361	12,397
Pennsylvania Communication Bancorp, Inc. (a)	500	13,465
Peoples Bancorp, Inc.	541	14,937
Peoples Banctrust Co., Inc.	596	14,632
Pinnacle Financial Partners, Inc. (a)	940	27,777
Placer Sierra Bancshares	1,077	30,285
Popular, Inc.	13,657	235,037
Preferred Bank, Los Angeles California	232	8,855
Premier Community Bankshares, Inc.	721	23,332
PremierWest Bancorp	784	10,929
PrivateBancorp, Inc.	1,080	36,223
Prosperity Bancshares, Inc.	2,143	74,234
Provident Bankshares Corp.	1,647	55,092
Renasant Corp.	612	14,884
Republic Bancorp, Inc., Kentucky Class A	684	13,044
Republic First Bancorp, Inc.	530	5,295
Royal Bancshares of Pennsylvania, Inc. Class A	504	10,650
Rurban Financial Corp.	723	8,792
S&T Bancorp, Inc.	1,172	38,395
S.Y. Bancorp, Inc.	501	12,515
Sandy Spring Bancorp, Inc.	894	28,724
SCBT Financial Corp.	475	17,224
Seacoast Banking Corp., Florida	720	16,747
Security Bank Corp., Georgia	740	15,214
Shore Bancshares, Inc.	285	7,421
Sierra Bancorp	727	20,232
Signature Bank, New York (a)	1,475	49,044
Simmons First National Corp. Class A	562	15,854
Sky Financial Group, Inc.	5,746	158,015
Slade's Ferry Bancorp (d)	647	10,287
Smithtown Bancorp, Inc.	359	8,469
South Financial Group, Inc.	3,694	87,917
Southcoast Financial Corp.	533	10,820
Southern Community Financial Corp.	910	8,636
Southside Bancshares, Inc.	716	15,473
Southwest Bancorp, Inc., Oklahoma	811	19,926
State Bancorp, Inc., New York	646	11,660
Sterling Bancshares, Inc.	3,968	45,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp., Pennsylvania	1,654	$ 16,342
Sterling Financial Corp., Washington	2,542	76,870
Suffolk Bancorp	730	22,389
Summit Financial Group, Inc.	583	12,021
Sun Bancorp, Inc., New Jersey	1,255	22,326
Superior Bancorp (a)	2,117	21,572
Susquehanna Bancshares, Inc., Pennsylvania	2,636	56,753
SVB Financial Group (a)	1,754	93,085
Taylor Capital Group, Inc.	670	20,201
Temecula Valley Bancorp, Inc.	461	8,810
Tennessee Commerce Bancorp, Inc. (a)	494	14,445
Texas Capital Bancshares, Inc. (a)	1,454	32,759
TIB Financial Corp.	776	10,546
Trico Bancshares	716	16,217
Trustmark Corp.	2,869	77,233
UCBH Holdings, Inc.	4,753	88,453
UMB Financial Corp.	1,977	76,332
Umpqua Holdings Corp.	3,094	77,226
Union Bankshares Corp.	660	15,517
United Bankshares, Inc., West Virginia	2,185	73,744
United Community Banks, Inc., Georgia	2,160	65,642
United Security Bancshares, Inc.	450	12,213
United Security Bancshares, California (d)	422	9,491
Univest Corp. of Pennsylvania	562	13,207
Virginia Commerce Bancorp, Inc.	1,536	28,063
Virginia Financial Group, Inc.	513	11,291
Washington Banking Co., Oak Harbor	401	6,228
Washington Trust Bancorp, Inc.	617	15,024
WesBanco, Inc.	1,043	32,698
West Bancorp., Inc.	862	12,809
West Coast Bancorp, Oregon	748	23,091
Westamerica Bancorp.	1,589	73,571
Whitney Holding Corp.	3,201	99,359
Wilshire Bancorp, Inc.	1,594	20,308
Wintrust Financial Corp.	1,360	62,410
Yadkin Valley Financial Corp.	667	12,793
Yardville National Bancorp	458	16,488
Zions Bancorp	5,168	415,817
		8,930,455
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.2%
Advanta Corp.:
Class A	426	$ 19,707
Class B	983	49,406
Cash Systems, Inc. (a)	811	5,117
CompuCredit Corp. (a)(d)	2,586	95,217
Consumer Portfolio Services, Inc. (a)	1,184	7,151
Credit Acceptance Corp. (a)	1,418	37,917
Dollar Financial Corp. (a)	1,401	42,815
EZCORP, Inc. Class A (a)	2,261	33,983
First Cash Financial Services, Inc. (a)	1,448	36,099
MRU Holdings, Inc. (a)	1,159	7,418
Nicholas Financial, Inc. (a)	537	6,165
QC Holdings, Inc.	1,007	15,105
United Panam Financial Corp. (a)	805	12,639
World Acceptance Corp. (a)	763	32,336
		401,075
Diversified Financial Services - 0.3%
Ampal-American Israel Corp. Class A (a)	2,934	15,785
Asset Acceptance Capital Corp. (a)	1,529	29,357
Asta Funding, Inc.	686	28,956
California First National Bancorp	627	9,681
Compass Diversified Trust	1,188	20,624
Elron Electronic Industries Ltd. (a)	1,076	16,893
Encore Capital Group, Inc. (a)	911	10,996
First Albany Companies, Inc. (a)	714	1,307
Interactive Brokers Group, Inc.	1,700	43,350
MarketAxess Holdings, Inc. (a)	1,552	27,424
Marlin Business Services Corp. (a)	759	15,628
Medallion Financial Corp.	876	10,013
NewStar Financial, Inc.	1,551	21,962
Newtek Business Services, Inc. (a)	1,293	2,521
PICO Holdings, Inc. (a)	1,121	52,698
Portfolio Recovery Associates, Inc.	701	41,499
Resource America, Inc. Class A	1,085	25,552
The NASDAQ Stock Market, Inc. (a)	5,610	186,701
		560,947
Insurance - 1.4%
21st Century Holding Co.	290	3,315
Affirmative Insurance Holdings, Inc.	860	13,287
Alfa Corp.	4,233	71,834
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amcomp, Inc. (a)	816	$ 7,499
American National Insurance Co.	1,339	192,736
American Physicians Capital, Inc. (a)	634	25,918
Amerisafe, Inc. (a)	784	14,496
Amtrust Financial Services, Inc.	2,552	39,633
Arch Capital Group Ltd.	3,474	249,746
Argonaut Group, Inc. (a)	1,635	54,168
Baldwin & Lyons, Inc. Class B	518	13,473
Brooke Corp. (a)	617	8,330
CastlePoint Holdings Ltd.	1,600	25,280
Cincinnati Financial Corp.	8,453	383,935
CRM Holdings Ltd. (a)	727	5,714
Donegal Group, Inc. Class A	1,114	17,011
Eastern Insurance Holdings, Inc.	468	6,973
eHealth, Inc.	1,376	27,382
EMC Insurance Group	882	22,359
Enstar Group Ltd. (a)	585	67,959
Erie Indemnity Co. Class A	2,748	153,009
FPIC Insurance Group, Inc. (a)	638	29,590
Greenlight Capital Re, Ltd.	1,407	33,346
Hallmark Financial Services, Inc. (a)	879	11,392
Harleysville Group, Inc.	1,578	47,750
Infinity Property & Casualty Corp.	878	46,385
IPC Holdings Ltd.	3,225	100,620
James River Group, Inc.	685	23,263
Kansas City Life Insurance Co.	582	26,149
Life Partners Holdings, Inc.	1,231	22,441
Max Capital Group Ltd.	3,137	89,122
Mercer Insurance Group, Inc.	261	4,868
Millea Holdings, Inc. sponsored ADR	1,865	74,432
National Atlantic Holdings Corp. Class A (a)	731	9,605
National Interstate Corp.	862	21,016
National Western Life Insurance Co. Class A	177	44,579
Navigators Group, Inc. (a)	935	46,292
Ohio Casualty Corp.	3,201	137,835
Philadelphia Consolidated Holdings Corp. (a)	3,559	146,631
PMA Capital Corp. Class A (a)	1,857	19,758
Presidential Life Corp.	1,433	26,167
ProCentury Corp.	629	11,976
Quanta Capital Holdings Ltd. (a)	2,049	4,159
RAM Holdings Ltd.	1,178	19,178
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Safety Insurance Group, Inc.	717	$ 29,856
SeaBright Insurance Holdings, Inc. (a)	1,184	21,182
Selective Insurance Group, Inc.	2,764	75,651
Specialty Underwriters' Alliance, Inc. (a)	776	6,247
State Auto Financial Corp.	2,172	67,202
The Midland Co.	1,009	44,901
Tower Group, Inc.	937	29,665
United America Indemnity Ltd. Class A (a)	1,087	27,164
United Fire & Casualty Co.	1,472	57,629
Universal American Financial Corp. (a)	2,730	57,958
		2,818,066
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	776	17,188
Fieldstone Investment Corp.	1,600	6,304
Gladstone Commercial Corp.	882	17,719
Investors Real Estate Trust	1,872	20,143
Monmouth Real Estate Investment Corp. Class A	1,800	15,516
Origen Financial, Inc.	1,905	13,640
Vestin Realty Mortgage II, Inc.	1,572	9,212
		99,722
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd. (a)	1,091	48,757
FirstService Corp. (sub. vtg.) (a)	1,234	42,462
Housevalues, Inc. (a)	700	3,213
Meruelo Maddux Properties, Inc.	4,020	33,165
Move, Inc. (a)	8,334	35,003
Stratus Properties, Inc. (a)	335	12,107
Thomas Properties Group, Inc.	845	14,221
ZipRealty, Inc. (a)(d)	624	4,680
		193,608
Thrifts & Mortgage Finance - 1.3%
Accredited Home Lenders Holding Co. (a)(d)	1,227	17,166
American Bancorp of New Jersey, Inc.	850	9,172
Anchor BanCorp Wisconsin, Inc.	960	27,485
Atlantic Coast Federal Corp.	668	12,752
Bank Mutual Corp.	2,925	34,603
BankUnited Financial Corp. Class A	1,780	40,798
Benjamin Franklin Bancorp, Inc.	462	7,073
Berkshire Bancorp, Inc.	927	14,711
Berkshire Hills Bancorp, Inc.	353	11,610
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beverly Hills Bancorp, Inc.	596	$ 4,428
Brookline Bancorp, Inc., Delaware	3,519	42,017
Brooklyn Federal Bancorp, Inc.	773	12,136
Camco Financial Corp.	727	9,029
Capitol Federal Financial	3,646	140,335
CFS Bancorp, Inc. (a)	485	7,178
Citizens First Bancorp, Inc., Delaware	345	7,811
Citizens South Banking Corp., Delaware	637	8,128
City Bank Lynnwood, Washington	1,023	33,268
Clayton Holdings, Inc. (a)	1,314	18,922
Clifton Savings Bancorp, Inc.	1,352	15,805
Cooperative Bankshares, Inc.	391	6,608
Corus Bankshares, Inc. (d)	2,658	48,349
Dime Community Bancshares, Inc.	1,218	16,443
ESB Financial Corp.	1,247	13,854
First Busey Corp.	1,177	23,575
First Defiance Financial Corp.	519	14,267
First Federal Bancshares of Arkansas, Inc.	569	13,741
First Financial Holdings, Inc.	912	30,105
First Financial Service Corp.	376	10,784
First Niagara Financial Group, Inc.	5,418	74,335
First PacTrust Bancorp, Inc.	595	15,048
First Place Financial Corp.	740	15,473
Flushing Financial Corp.	759	12,486
FMS Financial Corp.	631	19,277
Fox Chase Bancorp, Inc. (a)	558	7,700
Franklin Bank Corp.	1,290	21,272
Heritage Financial Group	814	12,951
HMN Financial, Inc.	448	15,295
Home Federal Bancorp, Inc., Delaware	612	10,416
Hudson City Bancorp, Inc.	27,188	358,610
K-Fed Bancorp	734	13,946
Kearny Financial Corp.	3,732	51,875
KNBT Bancorp, Inc.	1,288	19,539
Legacy Bancorp, Inc.	898	13,479
LSB Corp.	631	10,878
MAF Bancorp., Inc.	1,561	84,107
MASSBANK Corp.	367	12,038
MutualFirst Financial, Inc.	550	10,120
NASB Financial, Inc.	336	12,096
NetBank, Inc.	3,997	1,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NexCen Brands, Inc. (a)	2,467	$ 31,528
Northeast Community Bancorp, Inc. (a)	544	6,620
Northwest Bancorp, Inc.	2,684	75,635
OceanFirst Financial Corp.	531	9,526
Oritani Financial Corp. (a)	1,950	29,874
Pamrapo Bancorp, Inc.	666	13,939
Parkvale Financial Corp.	256	7,693
Partners Trust Financial Group, Inc.	2,897	31,490
People's United Financial, Inc.	14,248	287,667
Provident Financial Holdings, Inc.	315	7,821
Provident New York Bancorp	2,528	34,659
Prudential Bancorp, Inc. of Pennsylvania	635	8,687
Pulaski Financial Corp.	484	7,686
PVF Capital Corp.	500	6,480
Riverview Bancorp, Inc.	1,020	14,239
Rockville Financial, Inc.	725	11,027
Roma Financial Corp.	1,235	20,909
Rome Bancorp, Inc.	1,067	13,316
Severn Bancorp, Inc.	677	12,044
SI Financial Group, Inc.	1,167	14,576
Synergy Financial Group, Inc., New Jersey	689	9,412
TFS Financial Corp. (a)	14,000	169,820
TierOne Corp.	794	24,844
Timberland Bancorp, Inc.	125	4,366
Triad Guaranty, Inc. (a)	653	29,117
Trustco Bank Corp., New York	4,338	42,122
United Community Financial Corp., Ohio	1,881	19,901
United Financial Bancorp, Inc.	906	13,853
United Western Bancorp, Inc.	373	9,415
ViewPoint Financial Group	1,624	29,800
Washington Federal, Inc.	4,332	108,647
Wauwatosa Holdings, Inc. (a)	1,226	20,646
Willow Financial Bancorp, Inc.	911	11,114
WSFS Financial Corp.	244	16,124
		2,598,850
TOTAL FINANCIALS		20,800,769
HEALTH CARE - 13.3%
Biotechnology - 6.5%
Aastrom Biosciences, Inc. (a)	3,712	5,197
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acadia Pharmaceuticals, Inc. (a)	1,282	$ 16,397
Accentia Biopharmaceutical, Inc. (a)	1,105	3,205
Achillion Pharmaceuticals, Inc.	888	4,751
Acorda Therapeutics, Inc. (a)	1,103	21,950
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	14,444
Affymax, Inc.	700	23,023
Alexion Pharmaceuticals, Inc. (a)	1,856	90,146
Alkermes, Inc. (a)	4,738	76,092
Allos Therapeutics, Inc. (a)	3,546	20,496
Alnylam Pharmaceuticals, Inc. (a)	2,094	34,342
Altus Pharmaceuticals, Inc. (a)	1,380	18,658
Amgen, Inc. (a)	56,517	3,183,603
Amicus Therapeutics, Inc.	307	4,430
Amylin Pharmaceuticals, Inc. (a)	6,369	294,566
Anadys Pharmaceuticals, Inc. (a)	1,141	4,621
Angiotech Pharmaceuticals, Inc. (a)	4,579	30,657
Antigenics, Inc. (a)(d)	2,149	6,039
Arena Pharmaceuticals, Inc. (a)	3,098	43,062
ARIAD Pharmaceuticals, Inc. (a)	5,143	27,926
ArQule, Inc. (a)	2,255	20,250
Array Biopharma, Inc. (a)	1,496	18,595
Avant Immunotherapeutics, Inc. (a)	3,213	3,212
AVI BioPharma, Inc. (a)(d)	1,700	5,185
Avigen, Inc. (a)	1,684	11,300
BioCryst Pharmaceuticals, Inc. (a)	1,963	15,704
Bioenvision, Inc. (a)	1,026	5,797
Biogen Idec, Inc. (a)	16,197	845,807
BioMarin Pharmaceutical, Inc. (a)	4,374	78,032
Biomira, Inc. (a)	3,163	3,606
Bionovo, Inc. (a)	3,200	17,216
BioSphere Medical, Inc. (a)	1,967	15,264
Celgene Corp. (a)	18,134	1,110,526
Cell Genesys, Inc. (a)(d)	1,539	6,648
Cell Therapeutics, Inc. (a)(d)	1,286	6,366
Cephalon, Inc. (a)	3,061	254,094
Cepheid, Inc. (a)	2,210	25,857
Coley Pharmaceutical Group, Inc. (a)	925	7,687
Combinatorx, Inc. (a)	1,079	7,283
Critical Therapeutics, Inc. (a)(d)	1,487	4,803
Crucell NV sponsored ADR (a)	512	11,837
Cubist Pharmaceuticals, Inc. (a)	2,437	55,929
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. (a)	4,368	$ 11,837
Curis, Inc. (a)	1,951	2,712
CV Therapeutics, Inc. (a)	3,316	34,951
Cyclacel Pharmaceuticals, Inc. (a)(d)	1,970	16,706
Cytokinetics, Inc. (a)	2,756	18,383
Cytori Therapeutics, Inc. (a)	434	2,665
CytRx Corp. (a)	3,894	16,355
deCODE genetics, Inc. (a)	1,985	6,531
Dendreon Corp. (a)(d)	3,036	26,049
Digene Corp. (a)	1,205	53,623
DUSA Pharmaceuticals, Inc. (a)	923	3,249
Dyax Corp. (a)	782	3,628
Dynavax Technologies Corp. (a)	1,807	8,999
Encysive Pharmaceuticals, Inc. (a)	2,504	9,866
EntreMed, Inc. (a)	4,673	8,365
Enzon Pharmaceuticals, Inc. (a)	2,870	24,309
Epicept Corp. (a)	147	385
Exact Sciences Corp. (a)	1,230	3,678
Favrille, Inc. (a)	1,560	6,193
Forbes Medi-Tech, Inc. (a)	1,040	759
Genelabs Technologies, Inc. (a)	713	1,362
Genitope Corp. (a)(d)	1,205	4,302
Genomic Health, Inc. (a)	998	17,265
Gentium Spa sponsored ADR (a)	725	12,470
GenVec, Inc. (a)	3,656	16,086
Genzyme Corp. (a)	12,660	816,823
Geron Corp. (a)	4,277	39,434
Gilead Sciences, Inc. (a)	22,114	1,830,376
GTx, Inc. (a)	1,868	37,285
Halozyme Therapeutics, Inc. (a)	3,400	34,714
Hana Biosciences, Inc. (a)(d)	1,626	2,846
Human Genome Sciences, Inc. (a)	6,500	68,835
Idenix Pharmaceuticals, Inc. (a)(d)	2,306	17,087
ImClone Systems, Inc. (a)	4,082	168,668
ImmunoGen, Inc. (a)	2,035	11,457
Immunomedics, Inc. (a)	4,527	24,129
Incyte Corp. (a)	4,105	29,104
Indevus Pharmaceuticals, Inc. (a)	2,209	16,347
Infinity Pharmaceuticals, Inc. (a)	762	8,230
Inhibitex, Inc. (a)	1,533	2,131
Insmed, Inc. (a)	5,357	4,122
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)(d)	1,746	$ 46,426
Introgen Therapeutics, Inc. (a)	1,380	6,044
Isis Pharmaceuticals, Inc. (a)	4,385	44,113
Keryx Biopharmaceuticals, Inc. (a)	1,806	19,740
Kosan Biosciences, Inc. (a)	2,686	16,653
La Jolla Pharmaceutical Co. (a)	3,934	21,126
Lexicon Pharmaceuticals, Inc. (a)	5,575	18,175
LifeCell Corp. (a)	1,851	52,106
Ligand Pharmaceuticals, Inc. Class B	3,655	24,160
MannKind Corp. (a)	3,406	38,760
Marshall Edwards, Inc. (a)	1,945	6,107
Martek Biosciences (a)	1,765	36,941
Maxygen, Inc. (a)	2,330	23,696
Medarex, Inc. (a)	5,999	95,924
MedImmune, Inc. (a)	11,491	665,099
Memory Pharmaceuticals Corp. (a)	4,800	13,824
Metabasis Therapeutics, Inc. (a)	1,518	12,053
Metabolix, Inc.	764	17,610
Micromet, Inc. (a)	415	1,141
Millennium Pharmaceuticals, Inc. (a)	15,052	163,615
Molecular Insight Pharmaceuticals, Inc.	308	3,293
Momenta Pharmaceuticals, Inc. (a)	1,763	23,060
Monogram Biosciences, Inc. (a)	6,461	11,759
Myriad Genetics, Inc. (a)	1,843	70,163
Nabi Biopharmaceuticals (a)	3,990	20,509
Neopharm, Inc. (a)	731	1,016
Neose Technologies, Inc. (a)	1,126	2,984
Neurochem, Inc. (a)(d)	2,029	11,877
Neurocrine Biosciences, Inc. (a)	2,477	28,783
Neurogen Corp. (a)	1,639	12,669
NeurogesX, Inc.	368	2,981
Northfield Laboratories, Inc. (a)(d)	1,696	2,629
Novacea, Inc.	1,052	13,413
Novavax, Inc. (a)	2,057	5,986
NPS Pharmaceuticals, Inc. (a)	3,631	15,468
Nuvelo, Inc. (a)	2,576	9,480
Nymox Pharmaceutical Corp. (a)	1,810	10,516
Omrix Biopharmaceuticals, Inc.	883	29,598
Oncolytics Biotech, Inc. (a)	1,142	2,339
ONYX Pharmaceuticals, Inc. (a)	1,959	58,613
Orchid Cellmark, Inc. (a)	1,015	5,197
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OREXIGEN Therapeutics, Inc.	429	$ 7,679
Orthologic Corp. (a)	1,251	1,814
Oscient Pharmaceuticals Corp. (a)	769	4,253
OSI Pharmaceuticals, Inc. (a)	2,631	99,347
Osiris Therapeutics, Inc. (d)	1,517	17,263
OXiGENE, Inc. (a)	1,607	7,344
Panacos Pharmaceuticals, Inc. (a)	3,400	14,212
PDL BioPharma, Inc. (a)	5,886	161,924
Peregrine Pharmaceuticals, Inc. (a)(d)	16,220	21,410
Pharmacopeia Drug Discovery, Inc. (a)	368	2,219
Pharmacyclics, Inc. (a)	1,146	3,954
Pharmion Corp. (a)	1,387	40,237
Poniard Pharmaceuticals, Inc. (a)(d)	1,760	14,326
Progen Pharmaceuticals Ltd. (a)	2,848	13,444
Progenics Pharmaceuticals, Inc. (a)	1,545	33,048
QLT, Inc. (a)	4,361	33,100
Regeneron Pharmaceuticals, Inc. (a)	3,097	69,497
Renovis, Inc. (a)	1,133	3,784
Rigel Pharmaceuticals, Inc. (a)	2,099	20,444
Sangamo Biosciences, Inc. (a)	2,130	15,528
Savient Pharmaceuticals, Inc. (a)	2,981	42,390
SciClone Pharmaceuticals, Inc. (a)	1,927	5,299
Seattle Genetics, Inc. (a)	2,237	23,533
Senomyx, Inc. (a)	1,884	25,151
SIGA Technologies, Inc. (a)	2,219	8,366
Sonus Pharmaceuticals, Inc. (a)	1,497	8,593
StemCells, Inc. (a)	2,240	5,488
Sunesis Pharmaceuticals, Inc. (a)	1,761	7,555
Tanox, Inc. (a)	1,943	36,451
Targacept, Inc.	1,419	13,154
Telik, Inc. (a)(d)	2,715	16,290
Tercica, Inc. (a)	2,496	16,698
Threshold Pharmaceuticals, Inc. (a)	1,985	3,017
TorreyPines Therapeutics, Inc. (a)	277	1,953
Trimeris, Inc. (a)	671	4,744
Trubion Pharmaceuticals, Inc. (d)	854	15,825
United Therapeutics Corp. (a)	930	61,371
Vanda Pharmaceuticals, Inc.	1,177	23,564
Vertex Pharmaceuticals, Inc. (a)	6,150	183,639
ViaCell, Inc. (a)	2,428	14,859
Vical, Inc. (a)	1,765	8,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vion Pharmaceuticals, Inc. (a)(d)	2,003	$ 2,544
XOMA Ltd. (a)	8,572	29,145
Zymogenetics, Inc. (a)	3,440	56,382
		12,742,069
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	1,298	29,711
Abiomed, Inc. (a)	1,046	11,673
Accuray, Inc.	2,357	54,211
Align Technology, Inc. (a)	3,604	82,135
Alphatec Holdings, Inc.	1,065	3,930
American Medical Systems Holdings, Inc. (a)	3,670	68,849
Analogic Corp.	575	37,950
Angiodynamics, Inc. (a)	981	15,549
Anika Therapeutics, Inc. (a)	525	7,140
Arrow International, Inc.	2,066	79,334
ArthroCare Corp. (a)	1,427	62,888
Aspect Medical Systems, Inc. (a)	1,014	16,417
Atricure, Inc. (a)	695	6,881
Atrion Corp.	134	12,205
BioLase Technology, Inc. (a)	592	3,552
Biomet, Inc.	11,856	517,159
Biosite, Inc. (a)	731	67,194
Candela Corp. (a)	1,339	15,050
Cardiac Science Corp. (a)	1,773	18,634
Cardiodynamics International Corp. (a)	1,574	1,127
Cerus Corp. (a)	1,646	10,238
China Medical Technologies, Inc. sponsored ADR (a)	1,179	28,496
Cholestech Corp. (a)	816	13,668
Clinical Data, Inc. (a)	468	10,390
Conceptus, Inc. (a)	1,695	31,493
CONMED Corp. (a)	1,180	36,946
Cutera, Inc. (a)	521	13,650
Cyberonics, Inc. (a)	1,499	28,151
Cynosure, Inc. Class A (a)	715	22,851
Cytyc Corp. (a)	5,360	226,621
Dade Behring Holdings, Inc.	4,286	230,844
Datascope Corp.	626	23,068
DENTSPLY International, Inc.	7,331	264,942
DexCom, Inc. (a)(d)	1,171	7,682
E-Z-EM, Inc. (a)	876	14,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Electro-Optical Sciences, Inc. (a)	1,612	$ 9,205
Endologix, Inc. (a)	1,944	8,709
EPIX Pharmaceuticals, Inc. (a)	1,392	8,199
ev3, Inc. (a)	2,664	46,300
Exactech, Inc. (a)	534	8,645
Foxhollow Technologies, Inc. (a)	1,241	28,047
Gen-Probe, Inc. (a)	2,505	135,495
Given Imaging Ltd. (a)(d)	1,505	39,130
Hansen Medical, Inc.	718	13,857
HealthTronics, Inc. (a)	1,523	7,310
Hologic, Inc. (a)	2,480	134,143
Home Diagnostics, Inc.	835	9,302
I-Flow Corp. (a)	1,516	23,771
ICU Medical, Inc. (a)	598	24,010
IDEXX Laboratories, Inc. (a)	1,445	127,579
Immucor, Inc. (a)	3,222	101,751
Insulet Corp.	1,257	18,629
Integra LifeSciences Holdings Corp. (a)	1,328	68,153
Intuitive Surgical, Inc. (a)	1,861	256,129
IRIS International, Inc. (a)	690	9,508
Kensey Nash Corp. (a)	550	12,832
Kyphon, Inc. (a)	2,075	98,542
LeMaitre Vascular, Inc.	2,056	12,542
Lifecore Biomedical, Inc. (a)	614	10,831
Medical Action Industries, Inc. (a)	742	14,988
Meridian Bioscience, Inc.	2,251	47,541
Merit Medical Systems, Inc. (a)	1,302	14,908
Microtek Medical Holdings, Inc. (a)	1,585	7,259
Micrus Endovascular Corp. (a)	653	13,968
National Dentex Corp. (a)	337	6,224
Natus Medical, Inc. (a)	1,461	22,894
Neogen Corp. (a)	709	19,412
NeuroMetrix, Inc. (a)(d)	497	4,478
NMT Medical, Inc. (a)	513	6,900
Northstar Neuroscience, Inc.	1,641	21,907
NUCRYST Pharmaceuticals Corp. (a)	862	1,724
Nutraceutical International Corp. (a)	719	11,756
NuVasive, Inc. (a)	1,853	48,104
NxStage Medical, Inc. (a)	2,124	25,552
OccuLogix, Inc. (a)(d)	1,709	2,000
OraSure Technologies, Inc. (a)	2,902	22,229
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	715	$ 33,812
Orthovita, Inc. (a)	3,496	9,789
Osteotech, Inc. (a)	1,235	9,040
Palomar Medical Technologies, Inc. (a)	808	31,423
PolyMedica Corp.	1,048	42,612
Possis Medical, Inc. (a)	574	6,756
Quidel Corp. (a)	1,589	23,342
Regeneration Technologies, Inc. (a)	856	8,603
Respironics, Inc. (a)	3,905	172,406
Rochester Medical Corp. (a)	328	5,025
Shamir Optical Industry Ltd. (a)	707	7,459
Sirona Dental Systems, Inc.	2,699	93,520
Somanetics Corp. (a)	471	8,629
Sonic Innovations, Inc. (a)	1,373	13,812
SonoSite, Inc. (a)	970	27,655
Staar Surgical Co. (a)	832	3,794
Stereotaxis, Inc. (a)	2,207	26,572
SurModics, Inc. (a)(d)	854	32,042
Synergetics USA, Inc. (a)	1,175	4,465
Syneron Medical Ltd. (a)	1,227	31,902
Synovis Life Technologies, Inc. (a)	230	3,211
The Spectranetics Corp. (a)	1,041	10,014
Thermage, Inc.	2,189	15,980
ThermoGenesis Corp. (a)	4,407	11,943
Thoratec Corp. (a)	2,383	47,207
TomoTherapy, Inc.	2,307	52,092
Trinity Biotech PLC sponsored ADR (a)	674	7,603
Utah Medical Products, Inc.	500	15,855
Vascular Solutions, Inc. (a)	1,180	10,632
Vital Signs, Inc.	650	37,824
Vnus Medical Technologies, Inc. (a)	439	5,883
Volcano Corp.	2,122	42,992
Wright Medical Group, Inc. (a)	1,694	41,266
Xtent, Inc.	1,150	11,236
Young Innovations, Inc.	390	9,684
Zoll Medical Corp. (a)	738	16,568
		4,512,702
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	370	13,068
Allied Healthcare International, Inc. (a)	1,897	5,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allion Healthcare, Inc. (a)	696	$ 3,480
Amedisys, Inc. (a)	1,257	46,886
America Service Group, Inc. (a)	530	9,821
American Dental Partners, Inc. (a)	487	12,574
AmSurg Corp. (a)	1,724	42,428
Animal Health International, Inc.	431	5,366
Bio-Reference Laboratories, Inc. (a)	768	19,999
BioScrip, Inc. (a)	895	3,750
Chindex International, Inc. (a)	642	13,450
Corvel Corp. (a)	589	16,162
Cross Country Healthcare, Inc. (a)	1,487	25,889
Dialysis Corp. of America (a)	301	3,284
Express Scripts, Inc. (a)	6,567	670,491
Genesis HealthCare Corp. (a)	1,088	74,310
Gentiva Health Services, Inc. (a)	1,753	35,901
Health Grades, Inc. (a)	1,360	8,731
HealthExtras, Inc. (a)	1,922	58,486
Healthways, Inc. (a)	1,586	73,939
Henry Schein, Inc. (a)	4,259	227,984
HMS Holdings Corp. (a)	1,151	23,607
Horizon Health Corp. (a)	524	10,485
Hythiam, Inc. (a)(d)	2,725	21,691
InVentiv Health, Inc. (a)	1,512	56,942
LCA-Vision, Inc.	1,176	53,214
LHC Group, Inc. (a)	705	20,699
LifePoint Hospitals, Inc. (a)	2,953	119,862
Lincare Holdings, Inc. (a)	4,202	168,458
Magellan Health Services, Inc. (a)	1,686	75,533
Matria Healthcare, Inc. (a)	1,238	39,616
Medcath Corp. (a)	881	29,073
MWI Veterinary Supply, Inc. (a)	434	16,735
National Medical Health Card Systems, Inc. (a)	330	5,438
National Research Corp.	370	9,768
NationsHealth, Inc. (a)	1,400	2,170
Nighthawk Radiology Holdings, Inc. (a)	1,452	26,354
NovaMed Eyecare, Inc. (a)	1,179	7,888
Odyssey Healthcare, Inc. (a)	1,312	17,017
Option Care, Inc.	2,087	31,451
Patterson Companies, Inc. (a)	6,718	252,059
PDI, Inc. (a)	594	6,231
Pediatric Services of America, Inc. (a)	991	15,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	853	$ 23,005
PSS World Medical, Inc. (a)	3,521	66,019
Psychiatric Solutions, Inc. (a)	2,686	104,808
QMed, Inc. (a)	603	2,050
Radiation Therapy Services, Inc. (a)	1,013	27,979
ResCare, Inc. (a)	1,516	31,381
Rotech Healthcare, Inc. (a)	695	897
Rural/Metro Corp. (a)	909	6,354
Sun Healthcare Group, Inc. (a)	1,343	19,205
Symbion, Inc. (a)	887	19,408
TLC Vision Corp. (a)	4,732	28,108
U.S. Physical Therapy, Inc. (a)	574	7,973
VCA Antech, Inc. (a)	4,015	158,914
Visicu, Inc.	1,157	11,408
VistaCare, Inc. Class A (a)	1,578	14,975
		2,904,191
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,679	65,796
AMICAS, Inc. (a)	2,483	7,797
Cerner Corp. (a)(d)	3,921	222,752
Computer Programs & Systems, Inc.	414	13,902
Eclipsys Corp. (a)	2,621	53,416
Emageon, Inc. (a)	1,549	11,741
Health Corp. (a)	8,147	122,938
iCAD, Inc. (a)	4,064	12,964
Merge Technologies, Inc. (a)	930	6,436
Omnicell, Inc. (a)	1,262	28,408
Phase Forward, Inc. (a)	1,828	30,052
Systems Xcellence, Inc. (a)	785	19,995
TriZetto Group, Inc. (a)	2,265	41,970
Vital Images, Inc. (a)	671	18,513
WebMD Health Corp. Class A (a)	633	31,815
		688,495
Life Sciences Tools & Services - 0.8%
Acacia Research Corp. - CombiMatrix (a)	1,427	970
Accelrys, Inc. (a)	737	4,717
Advanced Magnetics, Inc. (a)	767	48,375
Affymetrix, Inc. (a)	3,351	87,059
Albany Molecular Research, Inc. (a)	1,520	21,630
BioVeris Corp. (a)	1,519	32,476
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	5,167	$ 44,126
Caliper Life Sciences, Inc. (a)	1,798	8,271
Compugen Ltd. (a)	1,757	5,095
Dionex Corp. (a)	966	68,489
Diversa Corp. (a)(d)	2,561	16,672
Draxis Health, Inc. (a)	1,236	7,443
Encorium Group, Inc. (a)	2,146	6,803
eResearchTechnology, Inc. (a)	3,519	31,530
Exelixis, Inc. (a)	4,159	46,082
Gene Logic, Inc. (a)	1,810	2,643
Harvard Bioscience, Inc. (a)	973	5,030
ICON PLC sponsored ADR	1,235	57,292
Illumina, Inc. (a)	2,577	84,088
Immunicon Corp. (a)	1,388	2,859
Invitrogen Corp. (a)	2,226	161,251
Kendle International, Inc. (a)	567	19,579
Luminex Corp. (a)	1,247	15,475
Medivation, Inc. (a)	1,300	22,841
Medtox Scientific, Inc. (a)	1,001	24,625
Nanogen, Inc. (a)	940	1,250
Nektar Therapeutics (a)(d)	4,545	51,540
PAREXEL International Corp. (a)	1,314	52,849
Pharmaceutical Product Development, Inc.	5,522	201,553
PharmaNet Development Group, Inc. (a)	1,096	35,193
PRA International (a)	950	21,926
QIAGEN NV (a)(d)	7,452	129,739
Sequenom, Inc. (a)	966	4,192
Stratagene Corp. (a)	589	6,397
Techne Corp. (a)	1,927	115,023
Third Wave Technologies, Inc. (a)	1,721	10,016
Varian, Inc. (a)	1,384	81,448
Ventana Medical Systems, Inc. (a)	1,698	87,379
		1,623,926
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	8,347	205,503
Acusphere, Inc. (a)	1,243	3,630
Adams Respiratory Therapeutics, Inc. (a)	1,709	78,272
Adolor Corp. (a)	1,931	7,261
Advancis Pharmaceutical Corp. (a)(d)	1,591	4,773
Akorn, Inc. (a)	4,150	29,092
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alexza Pharmaceuticals, Inc. (a)	730	$ 7,066
Amarin Corp. PLC sponsored ADR (a)	2,701	1,623
Anesiva, Inc. (a)	2,189	16,527
Artes Medical, Inc. (d)	1,628	12,063
Aspreva Pharmaceuticals Corp. (a)	1,679	33,832
Atherogenics, Inc. (a)(d)	2,323	5,552
Auxilium Pharmaceuticals, Inc. (a)	1,496	22,994
AVANIR Pharmaceuticals Class A (a)	1,525	5,277
Axcan Pharma, Inc. (a)	2,566	48,347
Barrier Therapeutics, Inc. (a)	1,043	6,811
Beijing Med-Pharm Corp. (a)	2,286	25,077
Biodel, Inc. (a)	957	17,130
BioMimetic Therapeutics, Inc.	903	16,489
Cadence Pharmaceuticals, Inc.	1,375	20,020
Cardiome Pharma Corp. (a)	2,222	22,024
Collagenex Pharmaceuticals, Inc. (a)	1,553	16,446
Columbia Laboratories, Inc. (a)	1,899	4,804
Cypress Bioscience, Inc. (a)	1,387	20,999
DepoMed, Inc. (a)	1,263	5,519
Discovery Laboratories, Inc. (a)	2,549	8,641
Durect Corp. (a)	2,421	9,684
Emisphere Technologies, Inc. (a)(d)	1,366	5,396
Endo Pharmaceuticals Holdings, Inc. (a)	6,283	221,916
Eurand NV (a)	2,150	33,196
Flamel Technologies SA sponsored ADR (a)	1,311	36,420
Generex Biotechnology Corp. (a)(d)	5,909	8,273
Hi-Tech Pharmacal Co., Inc. (a)	462	5,452
Hollis-Eden Pharmaceuticals, Inc. (a)	580	1,473
Inspire Pharmaceuticals, Inc. (a)	3,078	18,253
Ista Pharmaceuticals, Inc. (a)	753	6,009
Jazz Pharmaceuticals, Inc.	184	3,312
Labopharm, Inc. (a)	3,695	23,287
Matrixx Initiatives, Inc. (a)	372	7,444
Medicines Co. (a)	2,401	46,844
MGI Pharma, Inc. (a)	4,056	86,717
Nastech Pharmaceutical Co., Inc. (a)	1,139	13,714
Nexmed, Inc. (a)	672	1,142
NitroMed, Inc. (a)	982	2,357
Noven Pharmaceuticals, Inc. (a)	1,490	34,941
Novogen Ltd. sponsored ADR (a)	97	916
Obagi Medical Products, Inc.	1,753	31,536
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pain Therapeutics, Inc. (a)	3,006	$ 25,311
Penwest Pharmaceuticals Co. (a)	1,484	19,292
Perrigo Co.	4,258	83,286
Pharmos Corp. (a)	462	642
Pozen, Inc. (a)	1,285	20,290
Quigley Corp. (a)	1,566	9,083
Replidyne, Inc. (d)	1,754	9,840
Repros Therapeutics, Inc. (a)	995	13,224
Salix Pharmaceuticals Ltd. (a)	2,714	36,069
Santarus, Inc. (a)	3,045	17,905
Sciele Pharma, Inc. (a)	1,460	36,091
Sepracor, Inc. (a)	5,338	259,961
Shire PLC sponsored ADR	2,650	184,838
Sirtris Pharmaceuticals, Inc.	491	6,329
Somaxon Pharmaceuticals, Inc. (a)	769	11,535
Spectrum Pharmaceuticals, Inc. (a)	2,018	13,218
SuperGen, Inc. (a)	3,481	22,522
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,760	1,127,392
ViroPharma, Inc. (a)	3,623	52,497
Vivus, Inc. (a)	2,040	11,118
Warner Chilcott Ltd.	12,157	220,771
Westaim Corp. (a)	3,289	2,061
Xenoport, Inc. (a)	985	43,340
Zila, Inc. (a)	3,259	5,573
		3,476,242
TOTAL HEALTH CARE		25,947,625
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	871	18,082
Applied Signal Technology, Inc.	561	9,105
Argon ST, Inc. (a)	1,454	34,678
Astronics Corp. (a)	755	21,170
BE Aerospace, Inc. (a)	4,439	169,969
Ceradyne, Inc. (a)	1,446	97,706
Elbit Systems Ltd.	2,078	90,705
Herley Industries, Inc. (a)	746	11,742
Innovative Solutions & Support, Inc. (a)	567	14,901
Ionatron, Inc.	2,941	14,587
Ladish Co., Inc. (a)	750	33,293
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	448	$ 9,309
MTC Technologies, Inc. (a)	622	12,981
Sypris Solutions, Inc.	676	5,577
Taser International, Inc. (a)(d)	3,257	34,329
		578,134
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	3,839	24,262
Atlas Air Worldwide Holdings, Inc. (a)	1,069	62,675
C.H. Robinson Worldwide, Inc.	8,227	445,739
Dynamex, Inc. (a)	596	16,092
EGL, Inc. (a)	1,986	92,051
Expeditors International of Washington, Inc.	9,969	435,247
Forward Air Corp.	1,693	57,579
Hub Group, Inc. Class A	1,704	63,014
Pacer International, Inc.	1,724	46,410
Park-Ohio Holdings Corp. (a)	439	10,237
UTI Worldwide, Inc.	4,610	129,034
		1,382,340
Airlines - 0.4%
Allegiant Travel Co.	900	28,575
Frontier Airlines Holdings, Inc. (a)(d)	1,453	8,820
JetBlue Airways Corp. (a)(d)	8,391	90,455
MAIR Holdings, Inc. (a)	1,544	10,221
Mesa Air Group, Inc. (a)	2,636	18,584
Pinnacle Airlines Corp. (a)	841	15,180
Republic Airways Holdings, Inc. (a)	1,879	43,912
Ryanair Holdings PLC sponsored ADR (a)(d)	5,796	239,317
SkyWest, Inc.	3,265	89,885
UAL Corp. (a)	5,459	214,320
		759,269
Building Products - 0.1%
Aaon, Inc.	568	16,875
American Woodmark Corp.	798	29,726
Apogee Enterprises, Inc.	1,220	30,036
Builders FirstSource, Inc. (a)	2,105	35,090
Dayton Superior Corp. (a)	1,151	13,731
Insteel Industries, Inc.	1,270	23,190
PGT, Inc.	1,123	13,105
PW Eagle, Inc.	493	15,781
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	846	$ 40,676
US Home Systems, Inc. (a)	1,009	14,509
		232,719
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR (a)	198	3,655
Advisory Board Co. (a)	1,031	53,684
American Ecology Corp.	1,049	22,711
APAC Customer Services, Inc. (a)	2,411	7,522
Arrowhead Research Corp. (a)	1,920	14,592
Barrett Business Services, Inc.	449	11,274
Casella Waste Systems, Inc. Class A (a)	817	8,758
CECO Environmental Corp. (a)	1,050	12,810
Cintas Corp.	7,712	295,832
Clean Harbors, Inc.	1,021	47,977
Comsys IT Partners, Inc. (a)	927	21,340
Copart, Inc. (a)	4,283	133,587
Corporate Executive Board Co.	1,961	130,426
CoStar Group, Inc. (a)	996	54,043
CRA International, Inc. (a)	570	30,147
Danka Business Systems PLC sponsored ADR (a)	836	744
Diamond Management & Technology Consultants, Inc.	2,113	27,490
eTelecare Global Solutions, Inc. ADR (a)	368	5,332
Exponent, Inc. (a)	884	20,332
First Advantage Corp. Class A (a)	418	9,994
First Consulting Group, Inc. (a)	1,495	13,530
Fuel Tech, Inc. (a)(d)	1,311	34,873
G&K Services, Inc. Class A	958	36,471
GeoEye, Inc. (a)	693	14,345
Healthcare Services Group, Inc.	1,382	38,516
Heidrick & Struggles International, Inc. (a)	758	36,945
Herman Miller, Inc.	3,132	112,752
Hill International, Inc. (a)	1,485	10,454
Hudson Highland Group, Inc. (a)	1,554	33,535
Huron Consulting Group, Inc. (a)	1,017	69,685
ICF International, Inc.	519	9,560
ICT Group, Inc. (a)	936	17,644
InnerWorkings, Inc.	2,410	32,029
Interface, Inc. Class A	2,168	36,596
Intersections, Inc. (a)	441	4,578
Kelly Services, Inc. Class A (non-vtg.)	1,645	47,409
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kenexa Corp. (a)	1,120	$ 43,691
Kforce, Inc. (a)	2,039	32,767
Layne Christensen Co. (a)	643	28,941
Learning Tree International, Inc. (a)	1,097	15,139
LECG Corp. (a)	1,580	23,384
McGrath RentCorp.	1,132	35,239
Mobile Mini, Inc. (a)	1,580	47,716
Monster Worldwide, Inc. (a)	6,076	286,848
Multi-Color Corp.	334	13,711
On Assignment, Inc. (a)	1,390	15,151
PeopleSupport, Inc. (a)	1,045	12,655
Perma-Fix Environmental Services, Inc. (a)	2,601	8,063
Protection One, Inc.	183	2,798
RCM Technologies, Inc. (a)	1,992	12,550
Resources Connection, Inc. (a)	2,240	72,262
School Specialty, Inc. (a)	1,009	35,254
Standard Parking Corp. (a)	633	23,218
Stericycle, Inc. (a)	2,094	190,910
Taleo Corp. Class A (a)	824	16,150
Team, Inc. (a)	380	14,892
Teletech Holdings, Inc. (a)	3,287	115,637
Tetra Tech, Inc. (a)	2,922	64,459
Thomas Group	587	6,938
TRM Corp. (a)	430	611
United Stationers, Inc. (a)	1,398	93,792
Waste Industries USA, Inc.	588	18,340
Waste Services, Inc. (a)	2,681	27,427
WCA Waste Corp. (a)	2,105	17,640
		2,737,355
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,221	333,502
Insituform Technologies, Inc. Class A (a)	1,365	28,788
Integrated Electrical Services, Inc. (a)	652	17,265
KHD Humboldt Wedag International Ltd. (a)	759	43,172
Modtech Holdings, Inc. (a)	1,009	2,775
Sterling Construction Co., Inc. (a)	341	7,990
		433,492
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	4,396
American Superconductor Corp. (a)(d)	1,535	26,617
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
BTU International, Inc. (a)	1,188	$ 15,290
Canadian Solar, Inc.	1,100	10,483
Capstone Turbine Corp. (a)	3,505	3,365
China BAK Battery, Inc. (a)(d)	3,333	11,299
China Sunergy Co. Ltd. ADR (a)	859	10,402
Deswell Industries, Inc. (a)	609	7,351
Encore Wire Corp. (d)	1,157	33,611
Energy Conversion Devices, Inc. (a)	1,796	61,746
Evergreen Solar, Inc. (a)(d)	3,457	28,970
First Solar, Inc.	3,253	221,334
Franklin Electric Co., Inc.	1,044	49,214
FuelCell Energy, Inc. (d)	2,199	15,173
Genlyte Group, Inc. (a)	1,392	121,271
Hoku Scientific, Inc. (a)	796	3,721
Hydrogenics Corp. (a)(d)	3,294	3,327
II-VI, Inc. (a)	1,568	43,512
LSI Industries, Inc.	1,131	17,259
Medis Technologies Ltd. (a)(d)	1,387	20,264
Microvision, Inc. (a)(d)	1,063	5,889
Plug Power, Inc. (a)(d)	6,316	18,695
Powell Industries, Inc. (a)	482	13,496
Power-One, Inc. (a)	3,532	12,927
Preformed Line Products Co.	259	13,136
Solarfun Power Holdings Co. Ltd. ADR (d)	355	3,490
Superior Essex, Inc. (a)	830	29,332
TAT Technologies Ltd.	78	1,559
Ultralife Batteries, Inc. (a)	686	6,647
Valence Technology, Inc. (a)(d)	2,374	3,205
Vicor Corp.	1,288	15,289
Woodward Governor Co.	1,843	101,807
		934,077
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	34,163
Machinery - 1.3%
3D Systems Corp. (a)(d)	683	13,769
A.S.V., Inc. (a)(d)	1,701	29,819
AB Volvo sponsored ADR	2,975	62,564
Altra Holdings, Inc.	1,190	20,123
American Railcar Industries, Inc. (d)	997	39,990
American Science & Engineering, Inc. (a)	467	25,302
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Astec Industries, Inc. (a)	1,059	$ 45,632
Axsys Technologies, Inc. (a)	558	11,579
Basin Water, Inc.	502	3,564
Bucyrus International, Inc. Class A	1,801	127,781
Chart Industries, Inc.	1,692	38,933
Columbus McKinnon Corp. (NY Shares) (a)	1,206	36,180
Commercial Vehicle Group, Inc. (a)	1,291	25,032
Dynamic Materials Corp. (a)	432	15,660
Flanders Corp. (a)	1,144	8,134
Flow International Corp. (a)	1,397	17,937
Force Protection, Inc. (a)(d)	2,800	80,416
FreightCar America, Inc.	549	27,137
Gehl Co. (a)	645	19,163
Hardinge, Inc.	423	13,181
Hurco Companies, Inc. (a)	280	13,373
Joy Global, Inc.	5,644	319,620
K-Tron International, Inc. (a)	110	10,291
L.B. Foster Co. Class A (a)	446	11,895
Lincoln Electric Holdings, Inc.	1,998	140,439
MFRI, Inc. (a)	600	14,310
Middleby Corp. (a)	455	56,434
Nordson Corp.	1,727	89,787
Omega Flex, Inc.	414	8,615
PACCAR, Inc.	11,891	1,037,252
Portec Rail Products, Inc.	692	8,401
RBC Bearings, Inc. (a)	1,180	45,548
Sun Hydraulics Corp.	516	22,281
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	8,256
Class B (a)	262	4,045
TurboChef Technologies, Inc. (a)	1,655	21,747
Twin Disc, Inc.	227	15,822
		2,490,012
Marine - 0.2%
Alexander & Baldwin, Inc.	2,134	114,148
American Commercial Lines, Inc. (a)	2,846	90,190
Aries Maritime Transport Ltd.	1,020	9,180
DryShips, Inc.	1,164	47,782
Eagle Bulk Shipping, Inc.	1,421	31,660
OceanFreight, Inc. (a)	245	5,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Omega Navigation Enterprises, Inc. Class A	751	$ 17,558
Quintana Maritime Ltd.	2,920	45,669
TBS International Ltd. Class A (a)	745	16,599
The Cronos Group	752	11,829
Ultrapetrol (Bahamas) Ltd.	1,325	30,396
		420,083
Road & Rail - 0.5%
AMERCO (a)	1,087	76,688
Arkansas Best Corp.	1,076	44,428
Celadon Group, Inc. (a)	1,014	16,741
Covenant Transport, Inc. Class A (a)	611	6,886
Frozen Food Express Industries, Inc.	698	7,224
Heartland Express, Inc.	4,452	74,660
J.B. Hunt Transport Services, Inc.	7,180	209,225
Landstar System, Inc.	2,618	127,392
Marten Transport Ltd. (a)	1,029	19,921
Old Dominion Freight Lines, Inc. (a)	1,936	60,461
P.A.M. Transportation Services, Inc. (a)	668	12,264
Patriot Transportation Holding, Inc. (a)	115	10,286
Quality Distribution, Inc. (a)	1,569	15,800
Saia, Inc. (a)	638	18,240
Trailer Bridge, Inc. (a)	1,676	21,570
U.S. Xpress Enterprises, Inc. Class A (a)	842	11,695
Universal Truckload Services, Inc. (a)	990	21,186
USA Truck, Inc. (a)	550	9,213
Vitran Corp., Inc. (a)	474	9,613
Werner Enterprises, Inc.	3,537	68,370
YRC Worldwide, Inc. (a)	2,743	110,269
		952,132
Trading Companies & Distributors - 0.4%
Aceto Corp.	828	7,303
Beacon Roofing Supply, Inc. (a)	2,041	36,534
Electro Rent Corp. (a)	1,299	18,719
Fastenal Co.	7,363	319,112
H&E Equipment Services, Inc. (a)	2,073	54,147
Houston Wire & Cable Co.	1,437	41,141
Industrial Distribution Group, Inc. (a)	1,274	14,473
Kaman Corp.	987	28,998
Lawson Products, Inc.	395	14,548
Mitsui & Co. Ltd. sponsored ADR	13	5,264
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
NuCo2, Inc. (a)	701	$ 18,128
Rush Enterprises, Inc.:
Class A (a)	983	24,093
Class B (a)	673	15,795
UAP Holding Corp.	2,572	75,771
Williams Scotsman International, Inc. (a)	2,309	53,015
Willis Lease Finance Corp.	1,417	15,941
		742,982
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	549	15,136
Quixote Corp.	489	9,032
		24,168
TOTAL INDUSTRIALS		11,720,926
INFORMATION TECHNOLOGY - 48.2%
Communications Equipment - 8.7%
3Com Corp. (a)	18,500	86,580
Acme Packet, Inc.	2,767	32,789
ADC Telecommunications, Inc. (a)	5,591	93,649
Adtran, Inc.	3,380	91,463
Airspan Networks, Inc. (a)	2,489	8,214
Alvarion Ltd. (a)	2,562	21,649
Anaren, Inc. (a)	662	11,559
Andrew Corp. (a)	7,949	105,165
Arris Group, Inc. (a)	5,672	93,304
AudioCodes Ltd. (a)	1,741	9,262
Avanex Corp. (a)	12,464	21,064
Avici Systems, Inc.	537	4,881
Avocent Corp. (a)	2,483	69,598
Aware, Inc. (a)	1,453	7,686
Bel Fuse, Inc.:
Class A	177	6,724
Class B (non-vtg.)	300	10,896
BigBand Networks, Inc.	2,700	46,656
Black Box Corp.	852	31,038
Blue Coat Systems, Inc. (a)	684	30,089
Bookham, Inc. (a)	4,309	9,264
C-COR, Inc. (a)	1,969	28,826
Carrier Access Corp. (a)	1,526	6,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ceragon Networks Ltd. (a)	865	$ 8,261
China GrenTech Corp. Ltd. ADR (a)	53	611
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	4,788
Ciena Corp. (a)	3,974	136,388
Cisco Systems, Inc. (a)	292,255	7,867,505
Comtech Group, Inc. (a)	1,575	27,468
Comtech Telecommunications Corp. (a)	1,134	50,769
Digi International, Inc. (a)	1,004	14,106
Ditech Networks, Inc. (a)	1,208	9,664
ECI Telecom Ltd. (a)	6,022	48,236
EFJ, Inc. (a)	1,024	5,407
EMS Technologies, Inc. (a)	1,046	21,265
Endwave Corp. (a)	412	5,072
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	6,164
Extreme Networks, Inc. (a)	7,442	27,908
F5 Networks, Inc. (a)	1,941	157,726
Finisar Corp. (a)	14,260	51,764
Foundry Networks, Inc. (a)	6,848	110,116
Globecomm Systems, Inc. (a)	1,003	13,671
Harmonic, Inc. (a)	4,008	36,473
Harris Stratex Networks, Inc. (a)	1,328	22,709
Hughes Communications, Inc. (a)	968	51,836
Inter-Tel, Inc.	1,532	40,062
InterDigital Communication Corp. (a)	2,445	79,585
Ituran Location & Control Ltd. (a)	1,591	22,163
Ixia (a)	3,978	36,916
JDS Uniphase Corp. (a)	10,613	139,030
Juniper Networks, Inc. (a)	27,290	666,149
KVH Industries, Inc. (a)	419	3,893
Lantronix, Inc. (a)	4,414	6,091
Loral Space & Communications Ltd. (a)	977	45,821
Metalink Ltd. (a)(d)	1,755	10,249
MRV Communications, Inc. (a)(d)	7,974	26,234
NETGEAR, Inc. (a)	1,638	61,114
Network Engines, Inc. (a)	1,511	2,871
Nextwave Wireless, Inc. (a)	4,000	36,320
Nice Systems Ltd. sponsored ADR	1,787	67,709
NMS Communications Corp. (a)	1,666	2,999
NumereX Corp. Class A (a)	847	8,851
Occam Networks, Inc. (a)	651	6,386
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Oplink Communications, Inc. (a)	1,319	$ 23,188
Opnext, Inc.	3,029	35,712
Optical Communication Products, Inc. (a)	1,330	1,982
Optium Corp.	1,536	20,782
ORBCOMM, Inc.	1,542	24,518
Orckit Communications Ltd. (a)	601	6,581
Packeteer, Inc. (a)	2,182	22,387
Parkervision, Inc. (a)(d)	1,061	11,098
PC-Tel, Inc. (a)	1,155	11,273
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,416
Polycom, Inc. (a)	4,171	132,304
Powerwave Technologies, Inc. (a)	6,700	42,746
Qiao Xing Universal Telephone, Inc. (a)(d)	925	11,849
QUALCOMM, Inc.	80,076	3,439,264
RADWARE Ltd. (a)	685	9,021
Radyne Corp. (a)	1,102	10,227
Research In Motion Ltd. (a)	8,872	1,473,462
Riverbed Technology, Inc.	3,183	132,763
SCM Microsystems, Inc. (a)	1,068	4,240
SeaChange International, Inc. (a)	1,245	11,205
Sierra Wireless, Inc. (a)	1,923	41,710
Sirenza Microdevices, Inc. (a)	2,267	24,030
Sonus Networks, Inc. (a)	11,913	103,286
Stratos International, Inc. (a)	1,747	13,696
Sycamore Networks, Inc. (a)	15,201	56,548
Symmetricom, Inc. (a)	2,546	20,699
Tekelec (a)	3,296	49,440
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,705	216,676
Tellabs, Inc. (a)	22,114	242,148
Telular Corp. (a)	871	3,580
Tollgrade Communications, Inc. (a)	443	4,895
UTStarcom, Inc. (a)(d)	5,640	40,664
ViaSat, Inc. (a)	1,507	48,812
Westell Technologies, Inc. Class A (a)	3,694	10,048
WJ Communications, Inc. (a)	2,092	3,661
Zhone Technologies, Inc. (a)	6,304	9,078
		17,082,768
Computers & Peripherals - 5.7%
ActivIdentity Corp. (a)	1,423	6,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Adaptec, Inc. (a)	4,706	$ 19,153
Apple, Inc. (a)	41,663	5,064,554
Avid Technology, Inc. (a)(d)	2,015	68,712
Brocade Communications Systems, Inc. (a)	19,072	175,081
Concurrent Computer Corp. (a)	2,256	4,038
Cray, Inc. (a)	1,576	12,766
Creative Technology Ltd. (NASDAQ) (a)	4,763	23,243
Dell, Inc. (a)	110,205	2,961,208
Dot Hill Systems Corp. (a)	4,517	18,023
Electronics for Imaging, Inc. (a)	3,005	85,673
FOCUS Enhancements, Inc. (a)	3,823	5,314
Hutchinson Technology, Inc. (a)	1,552	28,371
Immersion Corp. (a)	860	10,483
InFocus Corp. (a)	1,431	3,520
Innovex, Inc. (a)	857	1,337
Komag, Inc. (a)	1,503	36,463
LaserCard Corp. (a)	492	5,953
Logitech International SA (a)	8,988	240,249
Mobility Electronics, Inc. (a)	1,162	3,521
NEC Corp. sponsored ADR	622	3,185
Neoware, Inc. (a)	1,146	13,901
Network Appliance, Inc. (a)	17,871	575,267
Novatel Wireless, Inc. (a)	2,225	51,687
On Track Innovations Ltd. (a)	757	5,450
Overland Storage, Inc. (a)	914	2,705
Palm, Inc. (a)	4,843	78,892
Presstek, Inc. (a)	1,343	9,200
QLogic Corp. (a)	7,548	128,769
Rackable Systems, Inc. (a)	1,238	15,017
Rimage Corp. (a)	799	22,356
SanDisk Corp. (a)	10,882	473,911
Silicon Graphics, Inc. (a)	727	21,083
STEC, Inc. (a)	2,964	18,377
Stratasys, Inc. (a)	390	18,779
Sun Microsystems, Inc. (a)	174,432	889,603
Supermicro Computer, Inc.	858	8,631
Synaptics, Inc. (a)	1,319	41,628
Xyratex Ltd. (a)	1,510	33,311
		11,185,818
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	1,296	$ 17,587
Aeroflex, Inc. (a)	4,082	57,719
Agilysys, Inc.	1,889	41,029
American Technology Corp. (a)	1,388	5,233
Bell Microproducts, Inc. (a)	2,595	16,712
Brightpoint, Inc. (a)	3,169	41,641
CalAmp Corp. (a)	1,266	5,672
CDW Corp.	3,767	320,722
Cherokee International Corp. (a)	469	2,298
Cogent, Inc. (a)	5,233	81,007
Cognex Corp.	1,871	44,025
Coherent, Inc. (a)	1,451	45,010
Color Kinetics, Inc. (a)	1,217	35,658
CPI International, Inc.	798	16,351
Daktronics, Inc.	2,111	50,580
DDi Corp. (a)	1,501	10,537
DTS, Inc. (a)	1,080	24,646
Echelon Corp. (a)(d)	2,761	48,152
Electro Scientific Industries, Inc. (a)	1,631	33,680
Excel Technology, Inc. (a)	840	22,697
FARO Technologies, Inc. (a)	894	29,672
Flextronics International Ltd. (a)	27,982	323,192
FLIR Systems, Inc. (a)	3,084	127,554
Frequency Electronics, Inc.	801	8,443
GSI Group, Inc. (a)	2,835	30,618
GTSI Corp. (a)	1,264	16,735
I. D. Systems Inc. (a)	623	8,435
Insight Enterprises, Inc. (a)	2,484	55,045
INTAC International (a)	1,136	7,759
IPG Photonics Corp.	2,000	44,860
Itron, Inc. (a)	1,153	78,000
LeCroy Corp. (a)	442	4,066
Littelfuse, Inc. (a)	1,332	53,387
LoJack Corp. (a)	808	17,760
Lumera Corp. (a)(d)	1,046	4,979
Magal Security Systems Ltd. (a)	1,252	13,096
Maxwell Technologies, Inc. (a)(d)	899	12,352
Measurement Specialties, Inc. (a)	600	11,934
Mechanical Technology, Inc. (a)	1,285	1,606
Mellanox Technologies Ltd.	1,419	28,749
Mercury Computer Systems, Inc. (a)	1,018	13,254
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Merix Corp. (a)	475	$ 3,553
Methode Electronics, Inc. Class A	2,395	36,117
Molex, Inc.	4,997	148,611
Molex, Inc. Class A (non-vtg.)	3,756	100,473
MTS Systems Corp.	1,050	46,106
Multi-Fineline Electronix, Inc. (a)(d)	1,433	24,476
Napco Security Systems, Inc. (a)	1,041	6,173
National Instruments Corp.	3,991	125,796
NetList, Inc.	1,508	4,780
Newport Corp. (a)	1,742	25,991
NovAtel, Inc. (a)	320	11,840
NU Horizons Electronics Corp. (a)	658	7,962
Optimal Group, Inc. Class A (a)	1,305	10,114
Orbotech Ltd. (a)	1,314	29,381
OSI Systems, Inc. (a)	1,133	30,330
OYO Geospace Corp. (a)	211	15,943
PC Connection, Inc. (a)	1,121	12,936
Photon Dynamics, Inc. (a)	560	6,132
Planar Systems, Inc. (a)	480	3,480
Plexus Corp. (a)	2,125	46,771
RadiSys Corp. (a)	803	10,857
Research Frontiers, Inc. (a)(d)	2,196	22,948
Richardson Electronics Ltd.	989	9,445
Rofin-Sinar Technologies, Inc. (a)	705	47,588
Sanmina-SCI Corp. (a)	25,282	90,257
ScanSource, Inc. (a)	1,042	30,197
Smart Modular Tech WWH, Inc. (a)	3,011	43,148
Spectrum Control, Inc. (a)	1,295	18,700
Staktek Holdings, Inc. (a)	3,710	10,240
Sunpower Corp. Class A (a)	1,241	66,282
Suntron Corp. (a)	1,647	1,878
Tech Data Corp. (a)	2,575	94,915
Tessco Technologies, Inc. (a)	367	9,182
Trimble Navigation Ltd. (a)	5,680	165,799
TTM Technologies, Inc. (a)	1,758	19,443
Universal Display Corp. (a)(d)	1,471	22,962
X-Rite, Inc.	1,218	18,221
Zones, Inc. (a)	1,412	13,117
Zygo Corp. (a)	622	9,405
		3,214,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.9%
24/7 Real Media, Inc. (a)	2,353	$ 27,624
Access Integrated Technologies, Inc. Class A (a)(d)	987	7,077
Akamai Technologies, Inc. (a)	7,543	333,476
Answers Corp. (a)(d)	620	10,174
aQuantive, Inc. (a)	3,846	245,336
Ariba, Inc. (a)	4,719	43,934
Art Technology Group, Inc. (a)	6,113	17,361
AsiaInfo Holdings, Inc. (a)	3,377	30,393
Autobytel, Inc. (a)	1,041	4,539
Baidu.com, Inc. sponsored ADR (a)	986	138,661
Bankrate, Inc. (a)	1,065	46,328
Chordiant Software, Inc. (a)	1,063	15,041
CMGI, Inc. (a)	25,182	62,955
CNET Networks, Inc. (a)	7,344	66,610
Cryptologic, Inc.	469	11,298
CyberSource Corp. (a)	1,302	17,108
DealerTrack Holdings, Inc. (a)	1,968	71,025
Digital River, Inc. (a)	1,871	96,207
DivX, Inc.	1,745	27,885
EarthLink, Inc. (a)	6,995	57,919
eBay, Inc. (a)	66,309	2,159,021
eCollege.com (a)	907	19,981
Entrust, Inc. (a)	2,378	9,774
Equinix, Inc. (a)	1,507	131,682
GigaMedia Ltd. (a)(d)	3,134	46,446
Google, Inc. Class A (sub. vtg.) (a)	11,126	5,537,967
Greenfield Online, Inc. (a)	1,107	17,491
Hurray! Holding Co. Ltd. ADR (a)	2,051	10,624
I-Many, Inc. (a)	2,704	5,732
iBasis, Inc. (a)	1,906	19,708
InfoSpace, Inc.	1,767	43,256
Internap Network Services Corp. (a)	2,259	33,456
Internet Capital Group, Inc. (a)	2,642	30,859
Internet Gold Golden Lines Ltd. (a)	847	11,435
Internet Initiative Japan, Inc. sponsored ADR (a)	728	6,523
Interwoven, Inc. (a)	2,700	40,446
Iona Technologies PLC sponsored ADR (a)	3,735	19,123
iPass, Inc. (a)(d)	2,745	14,603
j2 Global Communications, Inc. (a)	2,424	80,792
Jupitermedia Corp. (a)	1,459	10,505
Keynote Systems, Inc. (a)	1,025	16,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kintera, Inc. (a)	800	$ 1,368
Liquidity Services, Inc. (a)	1,699	33,929
LivePerson, Inc. (a)	2,751	17,359
LookSmart Ltd. (a)	833	2,849
LoopNet, Inc.	2,100	43,029
Marchex, Inc. Class B	1,045	16,187
MIVA, Inc. (a)	1,339	7,458
NaviSite, Inc. (a)	2,613	17,507
NetEase.com, Inc. sponsored ADR (a)	3,792	68,597
NetRatings, Inc. (a)	1,647	34,521
NIC, Inc.	4,420	24,973
Omniture, Inc.	2,584	45,246
Online Resources Corp. (a)	1,151	14,307
Open Text Corp. (a)	2,727	61,937
Openwave Systems, Inc. (a)	4,488	46,226
Pacific Internet Ltd. (a)	747	7,440
Perficient, Inc. (a)	1,706	35,826
PlanetOut, Inc. (a)	573	785
RADVision Ltd. (a)	826	17,627
RealNetworks, Inc. (a)	8,017	67,904
Rediff.com India Ltd. sponsored ADR (a)	371	6,782
S1 Corp. (a)	3,058	25,076
Saba Software, Inc. (a)	1,898	11,407
SAVVIS, Inc. (a)	2,677	134,359
Selectica, Inc. (a)	2,459	4,770
Sify Ltd. sponsored ADR (a)(d)	740	6,327
Sina Corp. (a)	2,568	102,489
SkillSoft PLC sponsored ADR (a)	5,338	48,949
Sohu.com, Inc. (a)	1,644	42,925
SonicWALL, Inc. (a)	3,593	29,678
Supportsoft, Inc. (a)	2,282	13,007
Switch & Data Facilities Co., Inc.	1,607	29,874
TechTarget, Inc.	1,900	27,911
Terremark Worldwide, Inc. (a)	2,650	19,584
The Knot, Inc. (a)	1,581	29,976
TheStreet.com, Inc.	1,001	11,652
Tom Online, Inc. sponsored ADR (a)	200	2,954
Travelzoo, Inc. (a)	630	16,241
Tumbleweed Communications Corp. (a)	1,264	3,564
United Online, Inc.	2,993	51,061
ValueClick, Inc. (a)	4,659	145,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	11,895	$ 354,828
Vignette Corp. (a)	2,000	37,220
VistaPrint Ltd. (a)	2,036	81,583
Visual Sciences, Inc. (a)	1,076	17,507
Vocus, Inc. (a)	861	20,698
webMethods, Inc. (a)	2,229	20,507
Websense, Inc. (a)	2,250	50,625
Website Pros, Inc. (a)	652	6,051
Workstream, Inc. (a)	1,954	2,345
Yahoo!, Inc. (a)	65,793	1,888,259
Zix Corp. (a)(d)	974	1,792
		13,407,612
IT Services - 1.6%
Acxiom Corp.	3,889	108,114
Answerthink, Inc. (a)	1,964	6,953
Applied Digital Solutions, Inc. (a)	2,129	2,917
Authorize.Net Holdings, Inc. (a)	1,638	26,798
Cass Information Systems, Inc.	289	9,595
CheckFree Corp. (a)	4,280	167,990
Cognizant Technology Solutions Corp. Class A (a)	6,765	531,458
Covansys Corp. (a)	1,951	65,924
CSG Systems International, Inc. (a)	2,185	60,743
Edgewater Technology, Inc. (a)	1,090	9,167
Electronic Clearing House, Inc. (a)	150	1,844
eLoyalty Corp.	438	11,095
Euronet Worldwide, Inc. (a)	1,696	45,572
ExlService Holdings, Inc.	1,527	28,692
Fiserv, Inc. (a)	8,269	489,938
Forrester Research, Inc. (a)	920	24,950
Gevity HR, Inc.	1,134	23,814
iGate Corp. (a)	3,769	27,137
Infocrossing, Inc. (a)	717	13,085
Infosys Technologies Ltd. sponsored ADR	5,112	251,766
infoUSA, Inc.	2,977	31,794
Integral Systems, Inc.	418	10,701
Isilon Systems, Inc. (d)	2,877	42,206
Lionbridge Technologies, Inc. (a)	3,727	22,399
ManTech International Corp. Class A (a)	1,040	33,259
NCI, Inc. Class A (a)	882	13,327
Ness Technologies, Inc. (a)	1,605	19,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	18,379	$ 742,512
PFSweb, Inc. (a)	1,212	1,176
Rainmaker Systems, Inc. (a)	1,680	13,524
RightNow Technologies, Inc. (a)	1,835	28,589
Sapient Corp. (a)	5,874	44,055
SI International, Inc. (a)	509	16,059
SM&A (a)	996	6,952
Sykes Enterprises, Inc. (a)	1,937	37,733
Syntel, Inc.	1,911	66,159
TechTeam Global, Inc. (a)	1,390	18,320
Telvent GIT SA (a)	1,874	41,134
TRX, Inc. (a)	921	2,984
Zanett, Inc. (a)	2,719	4,079
		3,103,630
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,584	143,754
Semiconductors & Semiconductor Equipment - 8.8%
8X8, Inc. (a)(d)	2,302	3,315
Actel Corp. (a)	1,079	15,074
Actions Semiconductor Co. Ltd. ADR (a)	1,319	8,165
Advanced Analogic Technologies, Inc. (a)	1,805	15,992
Advanced Energy Industries, Inc. (a)	2,558	62,773
Altera Corp.	17,349	395,731
AMIS Holdings, Inc. (a)	5,008	64,002
Amkor Technology, Inc. (a)	8,378	119,135
ANADIGICS, Inc. (a)	1,888	23,770
Applied Materials, Inc.	66,510	1,270,341
Applied Micro Circuits Corp. (a)	15,698	44,111
ARM Holdings PLC sponsored ADR	4,528	37,582
ASE Test Ltd. (a)	4,674	60,248
ASM International NV (NASDAQ) (a)	2,597	68,743
ASML Holding NV (NY Shares) (a)	7,622	196,419
Asyst Technologies, Inc. (a)	2,729	19,594
Atheros Communications, Inc. (a)	2,760	80,344
Atmel Corp. (a)	23,457	131,125
ATMI, Inc. (a)	1,684	51,446
Axcelis Technologies, Inc. (a)	5,873	37,763
AXT, Inc. (a)	2,274	8,755
Broadcom Corp. Class A (a)	22,476	686,867
Brooks Automation, Inc. (a)	3,569	63,136
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)	1,158	$ 38,747
California Micro Devices Corp. (a)	960	4,675
Cambridge Display Technologies, Inc. (a)	1,117	6,680
Camtek Ltd. (a)	1,772	5,901
Cascade Microtech, Inc. (a)	599	7,493
Cavium Networks, Inc. (a)	429	9,073
Centillium Communications, Inc. (a)	1,559	3,430
Ceva, Inc. (a)	2,068	15,303
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,935	18,256
Cirrus Logic, Inc. (a)	4,675	36,185
Cohu, Inc.	994	20,317
Conexant Systems, Inc. (a)	23,848	30,764
Credence Systems Corp. (a)	4,370	14,508
Cree, Inc. (a)(d)	3,646	82,035
Cymer, Inc. (a)	1,781	71,489
Diodes, Inc. (a)	1,345	49,752
DSP Group, Inc. (a)	1,376	29,983
Eagle Test Systems, Inc. (a)	1,566	24,665
EMCORE Corp. (a)	2,047	9,928
Entegris, Inc. (a)	6,386	73,439
Exar Corp. (a)	2,318	31,502
FEI Co. (a)	1,853	68,746
FormFactor, Inc. (a)	2,321	92,329
FSI International, Inc. (a)	988	4,298
Genesis Microchip, Inc. (a)	2,410	20,919
Hi/fn, Inc. (a)	451	2,679
Himax Technologies, Inc. sponsored ADR (a)	4,400	22,264
Hittite Microwave Corp. (a)	1,484	60,325
Ikanos Communications, Inc. (a)	934	6,669
Integrated Device Technology, Inc. (a)	9,295	139,518
Integrated Silicon Solution, Inc. (a)	1,726	9,821
Intel Corp.	279,552	6,197,668
Intersil Corp. Class A	6,973	209,887
Intevac, Inc. (a)	1,029	19,849
IXYS Corp. (a)	2,421	22,636
KLA-Tencor Corp.	9,406	517,142
Kopin Corp. (a)	2,638	9,444
Kulicke & Soffa Industries, Inc. (a)	2,259	21,619
Lam Research Corp. (a)	6,834	366,712
Lanoptics Ltd. (a)	748	11,706
Lattice Semiconductor Corp. (a)	6,891	36,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Leadis Technology, Inc. (a)	715	$ 2,610
Linear Technology Corp.	12,383	444,426
LTX Corp. (a)	3,886	22,733
Marvell Technology Group Ltd. (a)	28,053	440,993
MathStar, Inc. (a)(d)	2,991	6,610
Mattson Technology, Inc. (a)	3,129	30,852
Maxim Integrated Products, Inc.	15,289	470,137
Micrel, Inc.	3,975	49,529
Microchip Technology, Inc.	10,215	414,525
Microsemi Corp. (a)	3,471	80,007
Microtune, Inc. (a)	1,795	9,172
Mindspeed Technologies, Inc. (a)	2,431	5,300
MIPS Technologies, Inc. (a)	1,934	17,097
MKS Instruments, Inc. (a)	2,930	79,843
Monolithic Power Systems, Inc. (a)	1,663	28,138
MoSys, Inc. (a)	1,045	8,423
Nanometrics, Inc. (a)	749	4,636
Netlogic Microsystems, Inc. (a)	1,267	39,074
Nextest Systems Corp. (a)	1,020	12,597
Novellus Systems, Inc. (a)	6,161	189,081
NVE Corp. (a)	234	7,914
NVIDIA Corp. (a)	17,021	590,118
O2Micro International Ltd. sponsored ADR (a)	1,627	17,214
Omnivision Technologies, Inc. (a)(d)	2,420	39,204
ON Semiconductor Corp. (a)	16,346	175,556
PDF Solutions, Inc. (a)	1,837	18,131
Pericom Semiconductor Corp. (a)	1,064	11,661
Photronics, Inc. (a)	2,477	36,412
Pixelworks, Inc. (a)	1,850	2,535
PLX Technology, Inc. (a)	1,370	14,919
PMC-Sierra, Inc. (a)	9,796	75,527
QuickLogic Corp. (a)	1,641	4,710
Rambus, Inc. (a)	5,125	96,760
Ramtron International Corp. (a)	3,073	10,479
RF Micro Devices, Inc. (a)	8,989	58,698
Rudolph Technologies, Inc. (a)	1,643	26,354
Saifun Semiconductors Ltd. (a)	1,306	13,896
Semitool, Inc. (a)	2,121	21,083
Semtech Corp. (a)	3,704	61,672
Sigma Designs, Inc. (a)	1,078	30,109
SigmaTel, Inc. (a)	1,152	3,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Image, Inc. (a)	4,219	$ 35,355
Silicon Laboratories, Inc. (a)	2,794	96,728
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	34,857
Silicon Storage Technology, Inc. (a)	6,222	24,577
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,028	52,543
Simtek Corp. (a)	2,074	11,303
SiRF Technology Holdings, Inc. (a)	2,748	59,632
Skyworks Solutions, Inc. (a)	7,606	53,927
Spansion, Inc. Class A (a)	6,510	70,829
SRS Labs, Inc. (a)	1,178	17,564
Standard Microsystems Corp. (a)	1,064	33,005
STATS ChipPAC Ltd. sponsored ADR (a)(d)	3,471	36,758
Supertex, Inc. (a)	648	21,727
Techwell, Inc.	1,387	18,336
Tessera Technologies, Inc. (a)	2,403	109,264
Tower Semicondutor Ltd. (a)(d)	1,870	2,917
Transwitch Corp. (a)	3,005	5,169
Trident Microsystems, Inc. (a)	2,802	57,161
TriQuint Semiconductor, Inc. (a)	8,426	44,489
Ultra Clean Holdings, Inc. (a)	1,092	15,091
Ultratech, Inc. (a)	1,710	22,829
Varian Semiconductor Equipment Associates, Inc. (a)	3,916	165,059
Veeco Instruments, Inc. (a)	1,395	25,277
Verigy Ltd.	2,948	84,342
Vimicro International Corp. sponsored ADR (a)	1,066	7,142
Virage Logic Corp. (a)	772	5,543
Volterra Semiconductor Corp. (a)	875	13,755
White Electronic Designs Corp. (a)	952	5,560
Xilinx, Inc.	16,169	460,493
Zilog, Inc. (a)	350	2,100
Zoran Corp. (a)	2,832	57,008
		17,211,980
Software - 14.8%
Activision, Inc. (a)	13,790	272,904
Actuate Corp. (a)	3,031	18,792
Adobe Systems, Inc. (a)	28,150	1,240,852
Advent Software, Inc. (a)	1,552	55,950
Agile Software Corp. (a)	3,931	31,527
Aladdin Knowledge Systems Ltd. (a)	753	16,762
Allot Communications Ltd.	1,427	9,689
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
American Software, Inc. Class A (a)	951	$ 9,187
Ansoft Corp. (a)	1,324	42,421
Ansys, Inc. (a)	1,989	111,702
Applix, Inc. (a)	768	11,942
Aspen Technology, Inc. (a)	4,257	63,259
Authentidate Holding Corp. (a)	825	1,262
Autodesk, Inc. (a)	11,061	502,722
BEA Systems, Inc. (a)	19,398	249,264
Blackbaud, Inc.	2,172	51,455
Blackboard, Inc. (a)	1,208	49,709
Borland Software Corp. (a)	5,134	30,599
Bottomline Technologies, Inc. (a)	831	10,537
Business Objects SA sponsored ADR (a)	2,959	121,644
Cadence Design Systems, Inc. (a)	13,534	307,357
Callidus Software, Inc. (a)	2,708	20,933
Captaris, Inc. (a)	2,149	11,067
Catapult Communications Corp. (a)	635	6,433
CDC Corp. Class A (a)	5,802	48,331
Check Point Software Technologies Ltd. (a)	11,532	269,388
Citrix Systems, Inc. (a)	8,887	298,692
ClickSoftware Technologies Ltd. (a)	3,590	12,637
Cognos, Inc. (a)	4,435	177,400
CommVault Systems, Inc.	2,256	37,811
Compuware Corp. (a)	15,702	178,375
Concur Technologies, Inc. (a)	1,912	38,087
Convera Corp. Class A (a)(d)	4,146	17,662
Corel Corp.	1,730	23,909
Dassault Systemes SA sponsored ADR	63	3,829
Descartes Systems Group, Inc. (a)	893	3,933
Digimarc Corp. (a)	710	6,688
Double-Take Software, Inc.	1,037	16,374
ECtel Ltd. (a)	243	753
Electronic Arts, Inc. (a)	14,867	726,550
Embarcadero Technologies, Inc. (a)	915	6,533
Epicor Software Corp. (a)	3,021	43,744
EPIQ Systems, Inc. (a)	646	17,054
ePlus, Inc. (a)	1,216	11,844
eSpeed, Inc. Class A (a)	2,546	23,169
Evolving Systems, Inc. (a)	203	410
FalconStor Software, Inc. (a)	3,510	38,084
Fundtech Ltd. (a)	1,047	16,051
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Glu Mobile, Inc.	403	$ 5,009
Gravity Co. Ltd. sponsored ADR (a)	917	5,915
Guidance Software, Inc.	905	12,552
i2 Technologies, Inc. (a)	1,200	22,512
Informatica Corp. (a)	4,125	62,948
Interactive Intelligence, Inc. (a)	995	19,582
Intervoice, Inc. (a)	1,422	11,205
Intuit, Inc. (a)	16,683	508,832
Jack Henry & Associates, Inc.	4,624	122,305
JDA Software Group, Inc. (a)	1,443	26,248
KongZhong Corp. sponsored ADR (a)	751	3,980
Kronos, Inc. (a)	1,576	86,349
Lawson Software, Inc. (a)	9,037	82,960
Macrovision Corp. (a)	2,707	75,661
Magic Software Enterprises Ltd. (a)	1,246	3,015
Magma Design Automation, Inc. (a)	2,482	36,783
Majesco Entertainment Co. (a)	700	1,085
Manhattan Associates, Inc. (a)	1,474	42,834
Mentor Graphics Corp. (a)	4,100	58,466
MICROS Systems, Inc. (a)	1,980	109,870
Microsoft Corp.	473,502	14,522,261
MicroStrategy, Inc. Class A (a)	430	44,643
Mobius Management Systems, Inc. (a)	1,054	10,540
Moldflow Corp. (a)	749	16,568
MSC.Software Corp. (a)	2,247	29,795
Napster, Inc. (a)	1,962	7,358
NDS Group PLC sponsored ADR (a)	613	30,773
Net 1 UEPS Technologies, Inc. (a)	2,334	62,505
NetScout Systems, Inc. (a)	1,681	13,599
Ninetowns Digital World Trade Ltd. sponsored ADR (a)	2,793	11,619
Novell, Inc. (a)	17,328	135,505
Nuance Communications, Inc. (a)	8,132	136,048
OpenTV Corp. Class A (a)	3,140	7,253
Opnet Technologies, Inc. (a)	1,106	12,465
Opsware, Inc. (a)	4,814	43,567
Oracle Corp. (a)	250,906	4,862,558
Parametric Technology Corp. (a)	5,696	106,401
Pegasystems, Inc.	1,561	16,781
Pervasive Software, Inc. (a)	1,282	5,641
Phoenix Technologies Ltd. (a)	1,781	14,640
Plato Learning, Inc. (a)	886	4,111
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	2,016	$ 66,246
QAD, Inc.	960	7,987
Quality Systems, Inc.	1,185	48,526
Quest Software, Inc. (a)	4,746	81,726
Quovadx, Inc. (a)	1,252	3,894
Radiant Systems, Inc. (a)	1,048	14,106
Renaissance Learning, Inc. (d)	1,229	14,465
Retalix Ltd. (a)	909	18,771
Secure Computing Corp. (a)	3,800	28,956
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,232	34,841
Smith Micro Software, Inc. (a)	1,031	16,218
Sonic Foundry, Inc. (a)(d)	673	1,615
Sonic Solutions, Inc. (a)	1,220	15,738
Sourcefire, Inc.	1,189	16,349
SourceForge, Inc. (a)	4,499	19,931
SPSS, Inc. (a)	1,117	49,159
SumTotal Systems, Inc. (a)	2,233	17,685
Symantec Corp. (a)	45,159	902,728
Synchronoss Technologies, Inc.	1,991	53,857
Synopsys, Inc. (a)	6,813	180,681
Synplicity, Inc. (a)	1,694	10,909
Take-Two Interactive Software, Inc. (a)	3,510	72,271
TeleCommunication Systems, Inc. Class A (a)	3,619	18,855
The9 Ltd. sponsored ADR (a)	736	31,383
THQ, Inc. (a)	3,228	110,075
TIBCO Software, Inc. (a)	9,729	87,756
Transaction Systems Architects, Inc. Class A (a)	1,709	58,191
Ultimate Software Group, Inc. (a)	1,395	39,465
Unica Corp. (a)	960	17,030
Vasco Data Security International, Inc. (a)	2,421	55,126
Wave Systems Corp. Class A (a)(d)	3,430	7,375
Wind River Systems, Inc. (a)	4,522	47,978
		28,807,912
TOTAL INFORMATION TECHNOLOGY		94,157,475
MATERIALS - 1.3%
Chemicals - 0.4%
A. Schulman, Inc.	1,184	28,641
ADA-ES, Inc. (a)	172	3,777
Akzo Nobel NV sponsored ADR	2,216	180,183
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Altair Nanotechnologies, Inc. (a)(d)	2,936	$ 9,278
Balchem Corp.	843	14,871
Fuwei Films Holdings Co. Ltd. (a)	926	5,760
Hawkins, Inc.	1,094	16,191
ICO, Inc. (a)	1,832	15,957
Innophos Holdings, Inc.	804	12,349
Innospec, Inc.	567	33,907
KMG Chemicals, Inc.	1,470	20,507
Landec Corp. (a)	1,498	20,418
Methanex Corp.	5,134	133,937
Nanophase Technologies Corp. (a)	626	3,969
Penford Corp.	697	13,306
Pioneer Companies, Inc. (a)	428	14,732
Sigma Aldrich Corp.	6,386	276,386
Symyx Technologies, Inc. (a)	1,829	19,186
Zoltek Companies, Inc. (a)	1,196	45,029
		868,384
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	11,112
United States Lime & Minerals, Inc. (a)	327	11,344
		22,456
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	305	13,615
Amcor Ltd. sponsored ADR	305	7,482
Caraustar Industries, Inc. (a)	1,168	6,926
Silgan Holdings, Inc.	1,890	109,091
Smurfit-Stone Container Corp.	12,652	163,590
		300,704
Metals & Mining - 0.7%
Aber Diamond Corp.	2,803	118,547
Anglo American PLC ADR	1,515	45,935
Century Aluminum Co. (a)	1,773	99,891
Chaparral Steel Co.	2,157	157,892
Claymont Steel Holdings, Inc.	1,005	23,517
DRDGOLD Ltd. sponsored ADR (a)	9,382	7,881
Gibraltar Industries, Inc.	1,466	31,578
Haynes International, Inc. (a)	550	48,763
Kaiser Aluminum Corp. (a)	1,011	77,089
Lihir Gold Ltd. sponsored ADR	1,301	34,268
NN, Inc.	1,342	16,882
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Northwest Pipe Co. (a)	229	$ 8,267
Novamerican Steel, Inc. (a)	722	32,425
Olympic Steel, Inc.	572	19,191
Pan American Silver Corp. (a)	3,986	111,728
Randgold Resources Ltd. sponsored ADR	2,531	59,327
Royal Gold, Inc.	949	25,566
Schnitzer Steel Industries, Inc. Class A	977	52,953
ShengdaTech, Inc. (a)	1,500	7,260
Silver Standard Resources, Inc. (a)	2,974	112,328
Steel Dynamics, Inc.	4,595	215,506
Steel Technologies, Inc.	420	12,587
Universal Stainless & Alloy Products, Inc. (a)	308	12,927
US Energy Corp. (a)	2,746	16,146
Wheeling Pittsburgh Corp. (a)	523	11,506
		1,359,960
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,254	24,231
Pope Resources, Inc. LP	439	19,777
		44,008
TOTAL MATERIALS		2,595,512
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	2,238	35,316
Arbinet-thexchange, Inc. (a)	800	4,984
Aruba Networks, Inc.	3,600	69,660
Atlantic Tele-Network, Inc.	1,026	29,108
Cbeyond, Inc. (a)	1,221	43,199
Cogent Communications Group, Inc. (a)	2,681	76,945
Consolidated Communications Holdings, Inc.	951	20,218
CT Communications, Inc.	802	25,175
D&E Communications, Inc.	839	13,684
Eschelon Telecom, Inc. (a)	959	28,367
General Communications, Inc. Class A (a)	2,951	39,101
Gilat Satellite Networks Ltd. (a)	1,826	17,950
Global Crossing Ltd. (a)	1,680	35,885
Globalstar, Inc. (d)	3,741	40,964
Golden Telecom, Inc.	1,720	91,590
HickoryTech Corp.	972	7,912
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	70,151	$ 408,279
Moscow CableCom Corp. (a)	1,029	13,027
North Pittsburgh Systems, Inc.	769	15,219
NTELOS Holding Corp.	2,024	51,045
Paetec Holding Corp. (a)	4,241	49,408
Shenandoah Telecommunications Co.	346	17,092
SureWest Communications	663	17,079
Telefonos de Mexico SA de CV Series A sponsored ADR	257	10,414
Telenor ASA sponsored ADR	208	12,158
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,727	130,235
Warwick Valley Telephone Co.	420	5,771
		1,309,785
Wireless Telecommunication Services - 1.0%
America Movil SA de CV Series A sponsored ADR (d)	375	22,643
Centennial Communications Corp. Class A (a)	6,254	63,728
Clearwire Corp. (d)	6,309	123,026
Dobson Communications Corp. Class A (a)	7,276	77,344
FiberTower Corp. (a)	6,611	27,502
ICO Global Communications Holdings Ltd. Class A (a)	8,256	33,024
InPhonic, Inc. (a)(d)	1,599	14,007
IPCS, Inc.	733	25,494
Leap Wireless International, Inc. (a)	3,366	287,658
Linktone Ltd. sponsored ADR (a)	739	2,306
Millicom International Cellular SA (a)	4,909	417,658
NII Holdings, Inc. (a)	7,756	631,881
Partner Communications Co. Ltd. ADR	982	16,674
Rural Cellular Corp. Class A (a)	568	18,716
SBA Communications Corp. Class A (a)	4,970	159,686
USA Mobility, Inc.	1,571	36,149
Wireless Facilities, Inc. (a)	2,684	4,402
		1,961,898
TOTAL TELECOMMUNICATION SERVICES		3,271,683
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	446	17,407
MGE Energy, Inc.	882	29,917
Otter Tail Corp.	1,231	40,254
		87,578
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	$ 8,789
EnergySouth, Inc.	465	22,706
		31,495
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	245	3,636
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,739	57,317
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,495
Cadiz, Inc. (a)	828	18,580
Connecticut Water Service, Inc.	559	13,394
Consolidated Water Co., Inc.	404	10,573
Middlesex Water Co.	728	13,978
Pure Cycle Corp. (a)	764	5,875
Southwest Water Co.	1,072	13,957
York Water Co.	618	11,346
		96,198
TOTAL UTILITIES		276,224
TOTAL COMMON STOCKS (Cost $155,980,237)		190,741,908
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% 6/21/07 (e) (Cost $498,638)	$ 500,000	498,666
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	3,925,418	$ 3,925,418
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	4,028,094	4,028,094
TOTAL MONEY MARKET FUNDS (Cost $7,953,512)		7,953,512
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.08%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $42,000)	$ 42,006	42,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $164,474,387)		199,236,086
NET OTHER ASSETS - (2.1)%		(4,073,680)
NET ASSETS - 100%		$ 195,162,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
113 NASDAQ 100 E-Mini Index Contracts	June 2007	$ 4,366,885	$ 252,919

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $344,080.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 7,724
Goldman, Sachs & Co.	10,320
Merrill Lynch Government Securities, Inc.	18,428
Mizuho Securities USA, Inc.	5,528
$ 42,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,501
Fidelity Securities Lending Cash Central Fund	52,776
Total	$ 138,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,916,611 and repurchase agreements of $42,000) - See accompanying schedule: Unaffiliated issuers (cost $156,520,875)	$ 191,282,574
Fidelity Central Funds (cost $7,953,512)	7,953,512
Total Investments (cost $164,474,387)		$ 199,236,086
Cash		65,095
Receivable for investments sold		356,611
Receivable for fund shares sold		268,391
Dividends receivable		133,260
Distributions receivable from Fidelity Central Funds		25,323
Receivable for daily variation on futures contracts		24,334
Prepaid expenses		315
Receivable from investment adviser for expense reductions		32,165
Total assets		200,141,580

Liabilities
Payable for investments purchased	$ 131,007
Payable for fund shares redeemed	665,849
Accrued management fee	38,395
Distribution fees payable	27,893
Other affiliated payables	30,191
Other payables and accrued expenses	57,745
Collateral on securities loaned, at value	4,028,094
Total liabilities		4,979,174

Net Assets		$ 195,162,406
Net Assets consist of:
Paid in capital		$ 159,674,934
Undistributed net investment income		425,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,729
Net unrealized appreciation (depreciation) on investments		35,014,618
Net Assets, for 5,573,234 shares outstanding		$ 195,162,406
Net Asset Value, offering price and redemption price per share ($195,162,406 ÷ 5,573,234 shares)		$ 35.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)
Investment Income
Dividends		$ 606,474
Interest		21,232
Income from Fidelity Central Funds (including $52,776 from security lending)		138,277
Total income		765,983

Expenses
Management fee	$ 222,818
Transfer agent fees	140,525
Distribution fees	55,710
Licensing fees	55,708
Accounting and security lending fees	36,039
Custodian fees and expenses	13,858
Independent trustees' compensation	287
Registration fees	7,469
Audit	28,411
Legal	339
Miscellaneous	563
Total expenses before reductions	561,727
Expense reductions	(239,317)	322,410
Net investment income (loss)		443,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	370,453
Foreign currency transactions	718
Futures contracts	5,501
Total net realized gain (loss)		376,672
Change in net unrealized appreciation (depreciation) on: Investment securities	12,243,447
Assets and liabilities in foreign currencies	224
Futures contracts	158,990
Total change in net unrealized appreciation (depreciation)		12,402,661
Net gain (loss)		12,779,333
Net increase (decrease) in net assets resulting from operations		$ 13,222,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 443,573	$ 577,726
Net realized gain (loss)	376,672	1,563,558
Change in net unrealized appreciation (depreciation)	12,402,661	11,078,809
Net increase (decrease) in net assets resulting from operations	13,222,906	13,220,093
Distributions to shareholders from net investment income	(554,801)	(311,044)
Distributions to shareholders from net realized gain	(1,394,836)	(505,880)
Total distributions	(1,949,637)	(816,924)
Share transactions Proceeds from sales of shares	49,897,160	94,334,565
Reinvestment of distributions	1,892,026	785,916
Cost of shares redeemed	(47,414,394)	(45,467,751)
Net increase (decrease) in net assets resulting from share transactions	4,374,792	49,652,730
Redemption fees	102,166	32,424
Total increase (decrease) in net assets	15,750,227	62,088,323

Net Assets
Beginning of period	179,412,179	117,323,856
End of period (including undistributed net investment income of $425,125 and undistributed net investment income of $573,643, respectively)	$ 195,162,406	$ 179,412,179
Other Information Shares
Sold	1,504,780	3,044,307
Issued in reinvestment of distributions	57,435	25,720
Redeemed	(1,434,714)	(1,493,806)
Net increase (decrease)	127,501	1,576,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 32.95	$ 30.32	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.09	.38 G	.01
Net realized and unrealized gain (loss)	2.32	2.69	1.86	1.47	1.95
Total from investment operations	2.40	2.83	1.95	1.85	1.96
Distributions from net investment income	(.10)	(.08)	(.30)	(.02)	-
Distributions from net realized gain	(.25)	(.13)	(.14)	(.04)	-
Total distributions	(.35)	(.21)	(.44)	(.06)	-
Redemption fees added to paid in capital	.02	.01	.02	.03	.01
Net asset value, end of period	$ 35.02	$ 32.95	$ 30.32	$ 28.79	$ 26.97
Total Return B, C	7.41%	9.42%	6.92%	6.99%	7.88%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A	.58%	.65%	.71%	1.30% A
Expenses net of fee waivers, if any	.35% A	.42%	.45%	.45%	.45% A
Expenses net of all reductions	.35% A	.42%	.45%	.45%	.45% A
Net investment income (loss)	.48% A	.47%	.30%	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,162	$ 179,412	$ 117,324	$ 103,333	$ 29,687
Portfolio turnover rate F	17% A	7%	10%	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 45,531,407
Unrealized depreciation	(11,618,840)
Net unrealized appreciation (depreciation)	$ 33,912,567
Cost for federal income tax purposes	$ 165,323,519

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,953,510 and $15,680,939, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of.06% of average net assets. The total amounts paid to and retained by FDC were $55,710 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $209 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2008. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $237,059.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $819 and $1,439, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

EIF-USAN-0707
1.802767.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2007

From commencement of operations*
to May 31, 2007	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	519	56.05%	378	40.82%
25 - <50	18	1.94%	8	0.86%
50 - <75	2	0.22%	1	0.11%
75 - <100	0		0
100 or above	0		0
Total	539	58.21%	387	41.79%

* September 25, 2003

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period * December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,072.30	$ 1.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.6	7.8
Cisco Systems, Inc.	4.1	4.4
Intel Corp.	3.2	3.3
Google, Inc. Class A (sub. vtg.)	2.9	2.9
Apple, Inc.	2.6	2.1
Oracle Corp.	2.5	2.7
QUALCOMM, Inc.	1.8	1.6
Amgen, Inc.	1.7	2.2
Dell, Inc.	1.5	1.7
Comcast Corp. Class A	1.4	1.5
	29.3
Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.9	49.8
Health Care	13.6	13.6
Consumer Discretionary	13.5	13.4
Financials	10.8	11.0
Industrials	6.1	5.8
Consumer Staples	1.8	1.7
Telecommunication Services	1.8	1.4
Energy	1.4	1.3
Materials	1.3	1.1
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)
To match the NASDAQ Composite® Index, Fidelity® NASDAQ Composite® Index Fund seeks 100% investment exposure to stocks at all time.

Semiannual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,084	$ 32,487
Amerigon, Inc. (a)	902	14,910
Amerityre Corp. (a)(d)	1,050	5,040
Ballard Power Systems, Inc. (a)(d)	3,947	18,136
China Automotive Systems, Inc. (a)(d)	766	5,362
Dorman Products, Inc. (a)	995	14,199
Exide Technologies (a)	2,161	16,985
Fuel Systems Solutions, Inc. (a)	811	13,219
GenTek, Inc. (a)	303	10,684
Gentex Corp.	4,971	88,235
Hayes Lemmerz International, Inc. (a)	1,496	8,572
Noble International Ltd.	389	7,667
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,433	2,565
Shiloh Industries, Inc.	646	6,240
Spartan Motors, Inc.	452	15,861
Strattec Security Corp. (a)	192	9,141
		269,303
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,492	33,301
Distributors - 0.1%
Audiovox Corp. Class A (a)	891	11,966
Core-Mark Holding Co., Inc. (a)	262	9,055
DXP Enterprises, Inc. (a)	137	6,501
Keystone Automotive Industries, Inc. (a)	708	29,247
LKQ Corp. (a)	1,646	41,101
Source Interlink Companies, Inc. (a)	1,252	6,798
		104,668
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,251	251,890
Bright Horizons Family Solutions, Inc. (a)	869	36,793
Capella Education Co.	473	20,698
Career Education Corp. (a)	2,931	102,204
Coinstar, Inc. (a)	881	27,831
Corinthian Colleges, Inc. (a)	2,682	39,184
Educate, Inc. (a)	1,337	10,616
Home Solutions America, Inc. (a)(d)	1,470	10,996
INVESTools, Inc. (a)	2,014	24,611
Laureate Education, Inc. (a)	1,465	87,768
Lincoln Educational Services Corp. (a)	681	9,868
Matthews International Corp. Class A	1,060	46,863
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,659	$ 10,833
Steiner Leisure Ltd. (a)	672	33,546
Stewart Enterprises, Inc. Class A	4,198	32,493
Strayer Education, Inc.	434	54,319
Vertrue, Inc. (a)	432	20,844
		821,357
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	825	16,063
Ambassadors Group, Inc.	786	26,944
Ambassadors International, Inc.	422	13,669
Ameristar Casinos, Inc.	1,836	54,529
Applebee's International, Inc.	2,319	60,758
Benihana, Inc. Class A (sub. vtg.) (a)	206	6,660
BJ's Restaurants, Inc. (a)	964	19,521
Bob Evans Farms, Inc.	1,072	41,486
Buffalo Wild Wings, Inc. (a)	351	30,049
California Pizza Kitchen, Inc. (a)	636	23,322
Caribou Coffee Co., Inc. (a)(d)	494	3,211
Carrols Restaurant Group, Inc.	558	8,822
CBRL Group, Inc.	798	35,862
Century Casinos, Inc. (a)	845	7,073
Churchill Downs, Inc.	552	28,389
Cosi, Inc. (a)	1,849	8,912
Ctrip.com International Ltd. sponsored ADR	737	56,314
Denny's Corp. (a)	2,785	12,755
Empire Resorts, Inc. (a)	1,444	10,657
FortuNet, Inc. (a)(d)	431	4,181
Gaming Partners International Corp.	322	4,556
Great Wolf Resorts, Inc. (a)	1,346	19,073
Home Inns & Hotels Management, Inc. ADR (d)	170	4,984
International Speedway Corp. Class A	833	43,649
Isle of Capri Casinos, Inc. (a)	1,072	26,500
Jamba, Inc. (a)	1,529	15,366
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,652	9,123
McCormick & Schmick's Seafood Restaurants (a)	639	17,988
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	2,140	30,003
Monarch Casino & Resort, Inc. (a)	784	21,411
Morgans Hotel Group Co. (a)	1,057	25,981
MTR Gaming Group, Inc. (a)	1,280	20,173
Multimedia Games, Inc. (a)	884	11,227
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
O'Charleys, Inc.	821	$ 18,546
P.F. Chang's China Bistro, Inc. (a)	953	36,967
Panera Bread Co. Class A (a)	1,061	59,809
Papa John's International, Inc. (a)	835	25,843
Peet's Coffee & Tea, Inc. (a)	516	13,452
Penn National Gaming, Inc. (a)	2,614	139,666
Premier Exhibitions, Inc. (a)	1,227	17,153
Progressive Gaming International Corp. (a)	1,040	6,001
Rare Hospitality International, Inc. (a)	1,084	31,479
Red Robin Gourmet Burgers, Inc. (a)	636	27,303
Ruth's Chris Steak House, Inc. (a)	516	9,448
Scientific Games Corp. Class A (a)(d)	2,750	102,685
Shuffle Master, Inc. (a)	1,167	22,441
Sonic Corp. (a)	2,150	52,417
Starbucks Corp. (a)	23,411	674,471
Texas Roadhouse, Inc. Class A (a)	1,891	26,190
The Cheesecake Factory, Inc. (a)	2,450	69,139
Town Sports International Holdings, Inc.	918	18,452
Trump Entertainment Resorts, Inc. (a)	764	12,293
Wynn Resorts Ltd.	3,094	298,695
Youbet.com, Inc. (a)	1,764	4,904
		2,386,565
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	219	18,074
Bassett Furniture Industries, Inc.	680	9,758
California Coastal Communities, Inc.	598	10,483
Cavco Industries, Inc. (a)	189	7,303
Comstock Homebuilding Companies, Inc. Class A (a)	278	876
Craftmade International, Inc.	355	6,269
Directed Electronics, Inc. (a)	468	4,151
Dixie Group, Inc. (a)	413	5,183
Dominion Homes, Inc. (a)(d)	422	2,080
Flexsteel Industries, Inc.	715	10,117
Garmin Ltd. (d)	6,722	432,426
Helen of Troy Ltd. (a)	861	23,505
Hooker Furniture Corp.	629	15,561
iRobot Corp. (a)(d)	737	12,131
Kimball International, Inc. Class B	1,144	15,616
Lifetime Brands, Inc.	430	9,056
Makita Corp. sponsored ADR	238	9,986
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)	896	$ 14,318
Stanley Furniture Co., Inc.	724	16,645
Syntax-Brillian Corp. (a)(d)	2,181	13,217
Tarragon Corp.	813	8,415
Universal Electronics, Inc. (a)	402	13,467
		658,637
Internet & Catalog Retail - 1.8%
1-800 CONTACTS, Inc. (a)	548	10,867
1-800-FLOWERS.com, Inc. Class A (a)	1,440	12,773
Amazon.com, Inc. (a)	12,802	885,130
Audible, Inc. (a)	1,371	13,737
Blue Nile, Inc. (a)(d)	547	31,436
dELiA*s, Inc. (a)	1,000	7,910
Drugstore.com, Inc. (a)	2,618	6,624
Expedia, Inc. (a)	8,542	205,264
Gaiam, Inc. Class A (a)	671	10,817
Gmarket, Inc. sponsored ADR	257	5,045
GSI Commerce, Inc. (a)	1,489	34,068
IAC/InterActiveCorp (a)	8,471	293,097
Liberty Media Holding Corp. - Interactive Series A (a)	19,965	483,752
Netflix, Inc. (a)(d)	2,061	45,177
NutriSystem, Inc. (a)(d)	1,096	71,810
Overstock.com, Inc. (a)	620	11,420
PC Mall, Inc. (a)	457	5,612
PetMed Express, Inc. (a)	992	12,807
Priceline.com, Inc. (a)	1,229	76,001
Shutterfly, Inc.	679	12,704
Stamps.com, Inc. (a)	549	7,494
ValueVision Media, Inc. Class A (a)	1,306	14,588
		2,258,133
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	636	12,173
JAKKS Pacific, Inc. (a)	1,000	26,270
Pool Corp. (d)	1,696	69,451
RC2 Corp. (a)	708	31,818
Smith & Wesson Holding Corp. (a)	1,233	17,176
		156,888
Media - 4.8%
ACME Communications, Inc. (a)	1,466	8,063
Alloy, Inc. (a)	490	5,566
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A	767	$ 6,589
Carmike Cinemas, Inc.	492	12,817
Central European Media Enterprises Ltd. Class A (a)	1,045	91,208
Charter Communications, Inc. Class A (a)	15,296	61,337
CKX, Inc. (a)	2,469	26,245
Comcast Corp.:
Class A	63,350	1,736,424
Class A (special) (non-vtg.) (a)	32,092	872,261
Courier Corp.	338	13,588
Crown Media Holdings, Inc. Class A (a)	2,977	22,149
CTC Media, Inc.	4,650	118,901
Cumulus Media, Inc. Class A (a)	1,636	15,346
Discovery Holding Co. Class A (a)	8,291	193,844
EchoStar Communications Corp. Class A (a)	6,205	285,802
EMAK Worldwide, Inc. (a)	818	2,659
Emmis Communications Corp. Class A	946	9,829
Entertainment Distribution Co., Inc. (a)	2,580	5,470
Fisher Communications, Inc. (a)	300	15,063
Focus Media Holding Ltd. ADR (a)	2,338	103,410
Gemstar-TV Guide International, Inc. (a)	13,476	61,990
Global Sources Ltd.	1,192	25,556
Harris Interactive, Inc. (a)	2,200	12,298
IMAX Corp. (a)	1,281	5,765
Knology, Inc. (a)	1,586	29,515
Lakes Entertainment, Inc. (a)	1,019	11,617
Lamar Advertising Co. Class A	2,786	182,483
Liberty Global, Inc.:
Class A (a)	6,126	235,238
Class B (a)(d)	167	6,430
Class C (a)	6,435	230,051
Liberty Media Holding Corp. - Capital Series A (a)	3,955	446,520
LodgeNet Entertainment Corp. (a)	928	32,925
MDC Partners, Inc. Class A (sub. vtg.) (a)	735	6,027
Mediacom Communications Corp. Class A (a)	3,362	31,401
Morningstar, Inc. (a)	1,179	56,368
National CineMedia, Inc.	1,152	32,890
Navarre Corp. (a)(d)	1,166	4,489
New Frontier Media, Inc.	1,179	10,411
Outdoor Channel Holdings, Inc. (a)	752	7,528
Private Media Group, Inc. (a)	1,889	4,269
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.:
Class A (a)	755	$ 5,663
Class D (non-vtg.) (a)	2,554	19,181
RCN Corp.	980	27,587
Regent Communication, Inc. (a)	2,105	7,304
Rentrak Corp. (a)	407	6,500
Reuters Group PLC sponsored ADR	510	37,822
RRSat Global Communications Network Ltd.	740	14,208
Salem Communications Corp. Class A	643	7,780
Scholastic Corp. (a)	1,180	37,489
Sinclair Broadcast Group, Inc. Class A	1,637	25,079
Sirius Satellite Radio, Inc. (a)(d)	45,021	131,912
Spanish Broadcasting System, Inc. Class A (a)	1,433	6,778
TiVo, Inc. (a)	3,303	20,644
Value Line, Inc.	336	14,616
Virgin Media, Inc.	9,872	255,882
WorldSpace, Inc. Class A (a)(d)	2,115	7,720
WPP Group plc sponsored ADR	760	56,118
WPT Enterprises, Inc. (a)	605	2,765
Xinhua Finance Media Ltd. sponsored ADR	218	1,504
XM Satellite Radio Holdings, Inc. Class A	9,575	110,879
Young Broadcasting, Inc. Class A (a)	700	2,765
		5,840,538
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	3,034	128,369
Fred's, Inc. Class A	1,493	21,469
Sears Holdings Corp. (a)	4,762	857,255
The Bon-Ton Stores, Inc.	416	19,843
Tuesday Morning Corp.	1,337	18,638
		1,045,574
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	696	15,834
America's Car Mart, Inc. (a)	776	10,600
bebe Stores, Inc.	2,762	49,661
Bed Bath & Beyond, Inc. (a)	8,638	351,221
Big 5 Sporting Goods Corp.	857	21,674
Books-A-Million, Inc.	605	9,964
Cache, Inc. (a)	553	9,219
Casual Male Retail Group, Inc. (a)	1,087	12,761
Charlotte Russe Holding, Inc. (a)	892	24,842
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charming Shoppes, Inc. (a)	4,132	$ 51,485
Citi Trends, Inc. (a)	492	19,941
Coldwater Creek, Inc. (a)	2,745	68,213
Conn's, Inc. (a)(d)	885	26,860
Cost Plus, Inc. (a)	682	6,302
Deb Shops, Inc.	588	16,335
Dress Barn, Inc. (a)	2,114	48,812
Finish Line, Inc. Class A	1,517	19,418
Golfsmith International Holdings, Inc.	461	3,213
Guitar Center, Inc. (a)	773	41,456
Gymboree Corp. (a)	940	42,018
Hibbett Sports, Inc. (a)	1,253	35,046
Hot Topic, Inc. (a)	1,530	16,952
Jos. A. Bank Clothiers, Inc. (a)	508	21,382
Kirkland's, Inc. (a)	743	3,544
Monro Muffler Brake, Inc.	612	23,654
Mothers Work, Inc. (a)	100	3,733
Movie Gallery, Inc. (a)	1,071	2,528
O'Reilly Automotive, Inc. (a)	3,336	126,735
Pacific Sunwear of California, Inc. (a)	2,243	44,613
PETsMART, Inc.	4,601	157,446
Pomeroy IT Solutions, Inc. (a)	768	7,442
Rent-A-Center, Inc. (a)	2,438	66,070
Restoration Hardware, Inc. (a)	1,636	10,241
Ross Stores, Inc.	4,542	149,159
Select Comfort Corp. (a)(d)	1,645	29,807
Sharper Image Corp. (a)	531	6,059
Shoe Carnival, Inc. (a)	671	19,647
Staples, Inc.	21,953	550,142
Stein Mart, Inc.	1,416	17,757
The Children's Place Retail Stores, Inc. (a)	969	54,710
Tractor Supply Co. (a)	1,383	73,589
Trans World Entertainment Corp. (a)	377	1,896
United Retail Group, Inc. (a)	263	3,153
Urban Outfitters, Inc. (a)	5,043	134,043
West Marine, Inc. (a)	728	10,840
Wet Seal, Inc. Class A (a)	1,876	11,687
Wilsons Leather Experts, Inc. (a)	1,289	1,740
Zumiez, Inc. (a)	761	29,375
		2,462,819
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Blue Holdings, Inc. (a)	1,339	$ 2,116
Charles & Colvard Ltd. (d)	599	2,815
Cherokee, Inc.	524	24,528
Columbia Sportswear Co.	1,241	86,535
Crocs, Inc. (a)	1,156	94,052
Deckers Outdoor Corp. (a)	327	28,740
Fossil, Inc. (a)	2,331	72,751
G-III Apparel Group Ltd. (a)	393	8,135
Heelys, Inc. (d)	762	24,986
Iconix Brand Group, Inc. (a)	1,469	32,685
K-Swiss, Inc. Class A	845	24,513
Perry Ellis International, Inc. (a)	594	18,616
Quaker Fabric Corp. (a)	1,670	1,887
Steven Madden Ltd.	797	25,966
Tandy Brands Accessories, Inc.	797	9,468
True Religion Apparel, Inc. (a)(d)	761	14,284
Velcro Industries NV	906	17,576
Volcom, Inc. (a)	677	29,450
Wacoal Holdings Corp. sponsored ADR	80	5,010
Warnaco Group, Inc. (a)	1,456	50,072
Weyco Group, Inc.	716	18,544
		592,729
TOTAL CONSUMER DISCRETIONARY		16,630,512
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	252	13,951
Hansen Natural Corp. (a)	2,784	110,803
Jones Soda Co. (a)(d)	1,217	22,940
MGP Ingredients, Inc.	503	8,581
		156,275
Food & Staples Retailing - 1.1%
Andersons, Inc.	402	15,718
Arden Group, Inc. Class A	151	19,709
Casey's General Stores, Inc.	1,504	40,623
Central European Distribution Corp. (a)	1,194	41,205
Costco Wholesale Corp.	14,080	795,098
Ingles Markets, Inc. Class A	458	16,346
Nash-Finch Co.	522	24,560
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Pathmark Stores, Inc. (a)	1,493	$ 19,409
Performance Food Group Co. (a)	1,241	44,056
Pricesmart, Inc.	976	20,008
Spartan Stores, Inc.	692	18,269
Susser Holdings Corp.	505	7,590
The Pantry, Inc. (a)	702	30,579
Topps Co., Inc.	1,541	15,749
United Natural Foods, Inc. (a)	1,215	33,255
Whole Foods Market, Inc.	4,185	172,004
Wild Oats Markets, Inc. (a)	1,274	21,913
Winn-Dixie Stores, Inc. (a)	1,312	41,066
		1,377,157
Food Products - 0.3%
Alico, Inc.	202	12,108
Bridgford Foods Corp. (a)	1,528	11,185
Cal-Maine Foods, Inc.	890	11,882
Cresud S.A.C.I.F. y A. sponsored ADR	390	8,822
Diamond Foods, Inc.	1,002	16,503
Farmer Brothers Co.	600	13,350
Green Mountain Coffee Roasters, Inc. (a)	254	17,183
Hain Celestial Group, Inc. (a)	1,168	33,405
Imperial Sugar Co.	407	11,567
J&J Snack Foods Corp.	696	27,374
Lancaster Colony Corp.	909	39,823
Lance, Inc.	1,203	28,571
Lifeway Foods, Inc. (a)	1,198	12,004
Origin Agritech Ltd. (a)	554	4,321
Sanderson Farms, Inc.	624	26,826
SunOpta, Inc. (a)	2,280	26,950
Synutra International, Inc. (a)	1,000	25,000
		326,874
Household Products - 0.1%
Central Garden & Pet Co. (a)	528	7,577
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,058	14,093
WD-40 Co.	540	17,998
		39,668
Personal Products - 0.2%
Bare Escentuals, Inc.	2,661	111,629
Chattem, Inc. (a)	521	33,172
Elizabeth Arden, Inc. (a)	729	17,073
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	743	$ 19,727
Mannatech, Inc. (d)	920	12,898
Parlux Fragrances, Inc. (a)(d)	900	4,014
Physicians Formula Holdings, Inc.	677	11,712
Reliv International, Inc.	485	5,068
USANA Health Sciences, Inc. (a)	648	25,194
		240,487
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	2,606	2,710
TOTAL CONSUMER STAPLES		2,143,171
ENERGY - 1.4%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	1,959	44,058
Bronco Drilling Co., Inc. (a)	536	8,973
Dawson Geophysical Co. (a)	275	14,638
Global Industries Ltd. (a)	3,714	88,059
Gulf Island Fabrication, Inc.	395	13,086
Gulfmark Offshore, Inc. (a)	821	41,239
Hercules Offshore, Inc. (a)(d)	964	33,673
Horizon Offshore, Inc. (a)	889	15,042
Lufkin Industries, Inc.	490	31,316
Matrix Service Co. (a)	660	16,863
Patterson-UTI Energy, Inc.	5,261	138,996
PHI, Inc. (non-vtg.) (a)	242	6,897
Superior Offshore International, Inc.	794	13,800
Superior Well Services, Inc. (a)	683	17,703
T-3 Energy Services, Inc. (a)	394	11,505
Tesco Corp. (a)	1,349	41,260
Trico Marine Services, Inc. (a)	428	18,023
Union Drilling, Inc. (a)	645	9,836
Universal Compression Partners LP	141	4,825
		569,792
Oil, Gas & Consumable Fuels - 0.9%
Alliance Holdings GP, LP	1,671	47,958
Alliance Resource Partners LP	975	42,793
APCO Argentina, Inc.	211	19,412
Atlas America, Inc. (a)	744	36,917
ATP Oil & Gas Corp. (a)	932	42,266
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BreitBurn Energy Partners LP	646	$ 22,061
Brigham Exploration Co. (a)	1,757	11,052
Calumet Specialty Products Partners LP	474	24,340
Capital Product Partners LP	705	17,978
Carrizo Oil & Gas, Inc. (a)	631	25,663
Clayton Williams Energy, Inc. (a)	372	9,415
Clean Energy Fuels Corp.	1,400	17,290
Copano Energy LLC	1,330	58,201
CREDO Petroleum Corp. (a)	238	3,406
Crosstex Energy LP (a)	464	16,337
Crosstex Energy, Inc.	1,442	43,217
Delta Petroleum Corp. (a)(d)	1,860	36,530
Dorchester Minerals LP (a)	933	21,104
Double Eagle Petroleum Co. (a)	629	12,303
Eagle Rock Energy Partners LP	547	13,139
Edge Petroleum Corp. (a)	380	5,495
FX Energy, Inc. (a)	1,756	17,525
Geomet, Inc.	1,205	9,568
GMX Resources, Inc. (a)	521	20,157
Golar LNG Ltd. (NASDAQ)	1,829	32,520
Green Plains Renewable Energy, Inc. (a)	178	3,496
Gulfport Energy Corp. (a)	754	14,401
Hiland Holdings GP LP	532	16,582
Hiland Partners LP	105	5,681
Inergy Holdings LP	380	19,011
Inergy LP	1,382	50,291
Ivanhoe Energy, Inc. (a)(d)	10,426	17,828
James River Coal Co. (a)(d)	374	5,502
Knightsbridge Tankers Ltd. (d)	372	11,949
Legacy Reserves LP	678	20,238
Linn Energy LLC	1,764	63,433
Marine Petroleum Trust	440	13,394
Martin Midstream Partners LP	243	10,097
NGAS Resources, Inc. (a)(d)	1,041	8,401
Pacific Ethanol, Inc. (a)	1,163	15,654
Parallel Petroleum Corp. (a)	1,537	35,443
Petroleum Development Corp. (a)	663	33,793
PrimeEnergy Corp. (a)	124	7,193
Quest Resource Corp. (a)	1,015	8,902
Ram Energy Resources, Inc. (a)	820	4,075
Regency Energy Partners LP	617	16,042
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. (a)	1,457	$ 35,536
Syntroleum Corp. (a)	2,152	6,434
Targa Resources Partners LP	500	16,625
TC Pipelines LP	1,104	44,988
Top Tankers, Inc.	1,209	7,435
Toreador Resources Corp. (a)	669	10,410
TXCO Resources, Inc. (a)	1,053	12,015
Uranium Resources, Inc. (a)	1,500	14,805
US BioEnergy Corp.	1,947	25,077
Warren Resources, Inc. (a)	1,294	17,120
		1,178,498
TOTAL ENERGY		1,748,290
FINANCIALS - 10.8%
Capital Markets - 2.7%
American Capital Strategies Ltd.	4,967	240,552
Calamos Asset Management, Inc. Class A	749	18,688
Capital Southwest Corp.	107	18,479
Charles Schwab Corp.	39,299	883,049
Cowen Group, Inc.	470	8,380
Diamond Hill Investment Group, Inc. (a)	144	13,408
E*TRADE Financial Corp.	12,858	307,949
Epoch Holding Corp. (a)	898	12,653
FCStone Group, Inc.	532	22,498
FirstCity Financial Corp. (a)	689	6,456
GFI Group, Inc. (a)	910	67,795
Harris & Harris Group, Inc. (a)(d)	991	11,624
International Assets Holding Corp. (a)(d)	349	8,425
Investors Financial Services Corp.	2,018	124,147
Knight Capital Group, Inc. Class A (a)	3,407	58,975
Northern Trust Corp.	6,575	427,901
optionsXpress Holdings, Inc.	1,983	50,527
Penson Worldwide, Inc.	720	20,722
Sanders Morris Harris Group, Inc.	785	10,747
SEI Investments Co.	2,956	182,474
T. Rowe Price Group, Inc.	8,085	415,165
TD Ameritrade Holding Corp. (a)	18,671	383,316
Thomas Weisel Partners Group, Inc. (a)	923	16,153
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)	1,448	$ 17,260
U.S. Global Investments, Inc. Class A	432	9,193
		3,336,536
Commercial Banks - 4.6%
1st Source Corp.	897	23,501
Abington Community Bancorp, Inc.	596	10,966
Alabama National Bancorp, Delaware	484	30,395
Alliance Financial Corp.	278	7,873
Amcore Financial, Inc.	624	18,589
American National Bankshares, Inc.	415	9,504
American River Bankshares	374	8,826
AmericanWest Bancorp	633	12,559
Ameris Bancorp	569	13,241
Ames National Corp.	285	6,173
Arrow Financial Corp.	223	5,009
Associated Banc-Corp.	3,767	124,349
BancFirst Corp.	480	20,722
Bancorp Rhode Island, Inc.	299	11,251
Bancorp, Inc., Delaware (a)	492	10,558
BancTrust Financial Group, Inc.	356	7,134
Bank of Florida Corp. (a)	458	8,258
Bank of Granite Corp.	824	13,357
Bank of Marin, California	289	9,742
Bank of the Ozarks, Inc.	576	16,543
BankFinancial Corp.	978	16,098
Banner Corp.	588	21,180
BNC Bancorp	283	5,221
BOK Financial Corp.	1,855	100,689
Boston Private Financial Holdings, Inc.	1,180	33,406
Bridge Capital Holdings (a)	426	9,683
Bryn Mawr Bank Corp.	466	10,830
Capital Bank Corp.	834	14,420
Capital City Bank Group, Inc.	434	12,955
Capital Corp. of the West	327	8,061
Cardinal Financial Corp.	1,020	10,006
Cascade Bancorp	1,012	22,770
Cascade Financial Corp.	707	11,517
Cathay General Bancorp	1,562	52,921
Centennial Bank Holdings, Inc., Delaware (a)	1,889	16,548
Center Bancorp, Inc. (a)	877	13,506
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Financial Corp., California	456	$ 7,852
Centerstate Banks of Florida, Inc. (d)	502	8,569
Century Bancorp, Inc. Class A (non-vtg.)	396	9,108
Chemical Financial Corp.	743	19,979
Citizens & Northern Corp.	253	5,278
Citizens Banking Corp., Michigan	2,319	44,154
City Holding Co.	456	17,378
CNB Financial Corp., Pennsylvania (d)	561	7,994
CoBiz, Inc.	1,073	19,840
Colonial Bancgroup, Inc.	511	12,898
Colony Bankcorp, Inc.	326	6,911
Columbia Bancorp, Oregon	313	6,216
Columbia Banking Systems, Inc.	651	19,751
Commerce Bancshares, Inc.	2,065	97,468
Community Bank of Nevada (a)	417	12,377
Community Banks, Inc.	990	31,403
Community Trust Bancorp, Inc.	468	15,893
Compass Bancshares, Inc.	3,961	277,270
CVB Financial Corp.	2,546	29,075
Eagle Bancorp, Inc., Maryland	545	9,091
East West Bancorp, Inc.	1,826	74,026
Eastern Virgina Bankshares, Inc.	226	5,060
Enterprise Financial Services Corp. (a)	682	16,539
EuroBancshares, Inc. (a)	350	3,231
Farmers Capital Bank Corp.	432	12,571
Fidelity Southern Corp.	574	10,292
Fifth Third Bancorp	16,897	715,757
Financial Institutions, Inc.	533	10,799
First Bancorp, North Carolina	576	11,232
First Charter Corp.	1,024	22,508
First Citizen Bancshares, Inc.	240	46,498
First Community Bancorp, California	904	51,058
First Community Bancshares, Inc.	276	8,636
First Financial Bancorp, Ohio	1,573	23,155
First Financial Bankshares, Inc.	549	22,256
First Financial Corp., Indiana	432	12,411
First Indiana Corp.	354	7,441
First M&F Corp.	432	8,186
First Mariner Bancorp, Inc. (a)	701	9,358
First Merchants Corp.	468	11,396
First Midwest Bancorp, Inc., Delaware	1,444	53,125
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First National Lincoln Corp., Maine	512	$ 8,212
First of Long Island Corp.	696	15,159
First Regional Bancorp (a)	401	10,302
First Security Group, Inc.	848	9,472
First South Bancorp, Inc., Virginia	413	11,366
First State Bancorp.	303	6,702
First United Corp.	454	9,770
Firstbank Corp., Michigan	274	5,195
FirstMerit Corp.	2,307	49,670
FNB Corp., North Carolina	321	5,197
FNB Corp., Virginia	468	14,981
FNB Financial Services Corp.	260	3,754
Frontier Financial Corp., Washington	1,294	30,098
Fulton Financial Corp.	5,345	81,511
Gateway Financial Holdings, Inc.	618	8,942
GB&T Bancshares, Inc.	600	9,978
German American Bancorp, Inc.	977	13,502
Glacier Bancorp, Inc.	1,670	35,738
Great Southern Bancorp, Inc.	427	11,807
Greater Bay Bancorp	1,576	43,986
Greater Community Bancorp	644	10,291
Green Bankshares, Inc.	392	13,716
Grupo Financiero Galicia SA sponsored ADR (a)	1,469	15,748
Hancock Holding Co.	1,036	40,963
Hanmi Financial Corp.	1,745	30,485
Harleysville National Corp., Pennsylvania	701	11,335
Heartland Financial USA, Inc.	576	13,876
Heritage Commerce Corp.	563	13,726
Heritage Financial Corp., Washington	228	5,278
Home Bancshares, Inc.	402	8,965
Horizon Financial Corp.	524	11,811
Huntington Bancshares, Inc.	7,283	163,576
IBERIABANK Corp.	279	14,265
Independent Bank Corp., Massachusetts	480	14,222
Independent Bank Corp., Michigan	581	10,045
Integra Bank Corp.	660	15,028
Integrity Bancshares, Inc. (a)	309	2,580
International Bancshares Corp.	2,047	54,962
Intervest Bancshares Corp. Class A	258	6,391
Investors Bancorp, Inc. (a)	3,606	50,232
Lakeland Bancorp, Inc.	920	12,898
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	420	$ 9,240
Leesport Financial Corp.	353	7,575
LNB Bancorp, Inc.	705	11,188
LSB Bancshares, Inc.	812	11,206
Macatawa Bank Corp.	428	6,702
MainSource Financial Group, Inc.	329	5,642
MB Financial, Inc.	1,121	39,639
MBT Financial Corp.	822	11,286
Mercantile Bank Corp.	204	5,608
Merchants Bancshares, Inc.	553	12,443
Metrocorp Bancshares, Inc.	540	11,453
Midwest Banc Holdings, Inc.	1,048	16,820
Nara Bancorp, Inc.	976	15,675
National Bankshares, Inc.	651	14,361
National Penn Bancshares, Inc.	1,548	28,236
NBT Bancorp, Inc.	1,012	22,871
North Valley Bancorp	455	11,275
Northern States Financial Corp.	315	7,623
Northrim Bancorp, Inc.	300	8,064
Old Point Financial Corp.	289	7,589
Old Second Bancorp, Inc.	380	11,111
Omega Financial Corp.	386	11,028
Pacific Capital Bancorp	1,587	40,849
Pacific Continental Corp.	785	12,576
Pacific Mercantile Bancorp (a)	433	5,967
Penns Woods Bancorp, Inc.	372	12,774
Pennsylvania Communication Bancorp, Inc. (a)	302	8,133
Peoples Bancorp, Inc.	396	10,934
Pinnacle Financial Partners, Inc. (a)	568	16,784
Placer Sierra Bancshares	667	18,756
Popular, Inc.	8,434	145,149
Preferred Bank, Los Angeles California	418	15,955
PremierWest Bancorp	576	8,029
PrivateBancorp, Inc.	648	21,734
Prosperity Bancshares, Inc.	1,324	45,863
Provident Bankshares Corp.	953	31,878
Renasant Corp.	632	15,370
Republic Bancorp, Inc., Kentucky Class A	877	16,724
Republic First Bancorp, Inc.	619	6,184
Royal Bancshares of Pennsylvania, Inc. Class A	582	12,298
S&T Bancorp, Inc.	720	23,587
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	384	$ 9,592
Sandy Spring Bancorp, Inc.	360	11,567
SCBT Financial Corp.	200	7,252
Seacoast Banking Corp., Florida	684	15,910
Security Bank Corp., Georgia	689	14,166
Shore Bancshares, Inc.	386	10,051
Sierra Bancorp	374	10,408
Signature Bank, New York (a)	799	26,567
Simmons First National Corp. Class A	600	16,926
Sky Financial Group, Inc.	3,771	103,703
Slade's Ferry Bancorp	123	1,956
Smithtown Bancorp, Inc.	460	10,851
South Financial Group, Inc.	2,451	58,334
Southern Community Financial Corp.	1,286	12,204
Southside Bancshares, Inc.	572	12,361
Southwest Bancorp, Inc., Oklahoma	773	18,993
State Bancorp, Inc., New York	454	8,195
Sterling Bancshares, Inc.	2,330	26,772
Sterling Financial Corp., Pennsylvania	942	9,307
Sterling Financial Corp., Washington	1,472	44,513
Suffolk Bancorp	312	9,569
Summit Financial Group, Inc.	314	6,475
Sun Bancorp, Inc., New Jersey	584	10,389
Superior Bancorp (a)	634	6,460
Susquehanna Bancshares, Inc., Pennsylvania	1,428	30,745
SVB Financial Group (a)	1,084	57,528
Taylor Capital Group, Inc.	445	13,417
Temecula Valley Bancorp, Inc.	458	8,752
Texas Capital Bancshares, Inc. (a)	1,060	23,882
TIB Financial Corp.	675	9,173
Trico Bancshares	797	18,052
Trustmark Corp.	1,409	37,930
UCBH Holdings, Inc.	2,808	52,257
UMB Financial Corp.	1,564	60,386
Umpqua Holdings Corp.	1,667	41,608
Union Bankshares Corp.	703	16,528
United Bankshares, Inc., West Virginia	1,096	36,990
United Community Banks, Inc., Georgia	1,167	35,465
United Security Bancshares, Inc.	372	10,096
United Security Bancshares, California (d)	716	16,103
Univest Corp. of Pennsylvania	730	17,155
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Virginia Commerce Bancorp, Inc.	1,170	$ 21,376
Virginia Financial Group, Inc.	557	12,260
Washington Trust Bancorp, Inc.	552	13,441
WesBanco, Inc.	540	16,929
West Bancorp., Inc.	549	8,158
West Coast Bancorp, Oregon	636	19,633
Westamerica Bancorp.	1,036	47,967
Whitney Holding Corp.	1,884	58,479
Wilshire Bancorp, Inc.	821	10,460
Wintrust Financial Corp.	845	38,777
Yadkin Valley Financial Corp.	965	18,509
Yardville National Bancorp	564	20,304
Zions Bancorp	3,242	260,851
		5,680,047
Consumer Finance - 0.2%
Advanta Corp.:
Class A	374	17,301
Class B	573	28,799
Cash Systems, Inc. (a)	1,027	6,480
CompuCredit Corp. (a)	1,629	59,980
Consumer Portfolio Services, Inc. (a)	804	4,856
Credit Acceptance Corp. (a)	1,015	27,141
Dollar Financial Corp. (a)	728	22,248
EZCORP, Inc. Class A (a)	966	14,519
First Cash Financial Services, Inc. (a)	1,263	31,487
QC Holdings, Inc.	654	9,810
United Panam Financial Corp. (a)	639	10,032
World Acceptance Corp. (a)	746	31,615
		264,268
Diversified Financial Services - 0.3%
Asset Acceptance Capital Corp. (a)	1,154	22,157
Asta Funding, Inc.	406	17,137
Compass Diversified Trust	524	9,097
Elron Electronic Industries Ltd. (a)	1,328	20,850
Encore Capital Group, Inc. (a)	1,135	13,699
First Albany Companies, Inc. (a)	851	1,557
Interactive Brokers Group, Inc.	1,100	28,050
MarketAxess Holdings, Inc. (a)	681	12,033
Marlin Business Services Corp. (a)	480	9,883
Medallion Financial Corp.	875	10,001
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NewStar Financial, Inc.	916	$ 12,971
PICO Holdings, Inc. (a)	725	34,082
Portfolio Recovery Associates, Inc.	528	31,258
Resource America, Inc. Class A	548	12,905
The NASDAQ Stock Market, Inc. (a)	3,324	110,623
		346,303
Insurance - 1.4%
21st Century Holding Co.	570	6,515
Affirmative Insurance Holdings, Inc.	452	6,983
Alfa Corp.	2,453	41,627
Amcomp, Inc. (a)	556	5,110
American National Insurance Co.	833	119,902
American Physicians Capital, Inc. (a)	326	13,327
Amerisafe, Inc. (a)	572	10,576
Amtrust Financial Services, Inc.	1,504	23,357
Arch Capital Group Ltd.	2,173	156,217
Argonaut Group, Inc. (a)	1,096	36,310
Baldwin & Lyons, Inc. Class B	624	16,230
Brooke Corp. (a)	646	8,721
CastlePoint Holdings Ltd.	1,028	16,242
Cincinnati Financial Corp.	5,095	231,415
Donegal Group, Inc. Class A	306	4,673
Eastern Insurance Holdings, Inc.	225	3,353
eHealth, Inc.	646	12,855
EMC Insurance Group	605	15,337
Enstar Group Ltd. (a)	355	41,240
Erie Indemnity Co. Class A	1,857	103,398
FPIC Insurance Group, Inc. (a)	231	10,714
Greenlight Capital Re, Ltd.	893	21,164
Hallmark Financial Services, Inc. (a)	1,192	15,448
Harleysville Group, Inc.	1,000	30,260
Infinity Property & Casualty Corp.	660	34,868
IPC Holdings Ltd.	1,945	60,684
James River Group, Inc.	496	16,844
Kansas City Life Insurance Co.	408	18,331
Max Capital Group Ltd.	1,430	40,626
Millea Holdings, Inc. sponsored ADR	1,536	61,302
National Interstate Corp.	581	14,165
National Western Life Insurance Co. Class A	96	24,179
Navigators Group, Inc. (a)	532	26,339
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ohio Casualty Corp.	1,990	$ 85,689
Philadelphia Consolidated Holdings Corp. (a)	2,213	91,176
PMA Capital Corp. Class A (a)	1,262	13,428
Presidential Life Corp.	1,156	21,109
ProCentury Corp.	596	11,348
Quanta Capital Holdings Ltd. (a)	1,730	3,512
RAM Holdings Ltd.	656	10,680
Safety Insurance Group, Inc.	434	18,072
SeaBright Insurance Holdings, Inc. (a)	596	10,662
Selective Insurance Group, Inc.	1,854	50,744
Specialty Underwriters' Alliance, Inc. (a)	1,119	9,008
State Auto Financial Corp.	1,289	39,882
The Midland Co.	660	29,370
Tower Group, Inc.	520	16,463
United America Indemnity Ltd. Class A (a)	680	16,993
United Fire & Casualty Co.	811	31,751
Universal American Financial Corp. (a)	1,969	41,802
		1,750,001
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	904	20,024
Fieldstone Investment Corp.	1,507	5,938
Gladstone Commercial Corp.	452	9,081
Investors Real Estate Trust	1,984	21,348
Monmouth Real Estate Investment Corp. Class A	1,721	14,835
Origen Financial, Inc.	1,685	12,065
Vestin Realty Mortgage II, Inc.	1,169	6,850
		90,141
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd. (a)	953	42,590
FirstService Corp. (sub. vtg.) (a)	1,110	38,195
Housevalues, Inc. (a)(d)	676	3,103
Meruelo Maddux Properties, Inc.	2,554	21,071
Move, Inc. (a)	4,986	20,941
Stratus Properties, Inc. (a)	225	8,132
Thomas Properties Group, Inc.	577	9,711
ZipRealty, Inc. (a)(d)	986	7,395
		151,138
Thrifts & Mortgage Finance - 1.4%
Accredited Home Lenders Holding Co. (a)(d)	720	10,073
Anchor BanCorp Wisconsin, Inc.	746	21,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Atlantic Coast Federal Corp.	565	$ 10,786
Bank Mutual Corp.	2,238	26,476
BankUnited Financial Corp. Class A	1,096	25,120
Berkshire Hills Bancorp, Inc.	107	3,519
Beverly Hills Bancorp, Inc.	1,205	8,953
Brookline Bancorp, Inc., Delaware	1,651	19,713
Camco Financial Corp.	919	11,414
Capitol Federal Financial	2,018	77,673
CFS Bancorp, Inc. (a)	703	10,404
Citizens First Bancorp, Inc., Delaware	357	8,082
Citizens South Banking Corp., Delaware	379	4,836
City Bank Lynnwood, Washington	612	19,902
Clayton Holdings, Inc. (a)	772	11,117
Clifton Savings Bancorp, Inc.	801	9,364
Cooperative Bankshares, Inc.	505	8,535
Corus Bankshares, Inc. (d)	1,910	34,743
Dime Community Bancshares, Inc.	1,225	16,538
ESB Financial Corp.	1,179	13,099
First Busey Corp. (d)	684	13,701
First Defiance Financial Corp.	275	7,560
First Federal Bancshares of Arkansas, Inc.	339	8,187
First Financial Holdings, Inc.	396	13,072
First Niagara Financial Group, Inc.	3,286	45,084
First PacTrust Bancorp, Inc.	380	9,610
First Place Financial Corp.	708	14,804
Flushing Financial Corp.	737	12,124
FMS Financial Corp.	293	8,951
Fox Chase Bancorp, Inc. (a)	648	8,942
Franklin Bank Corp.	683	11,263
HMN Financial, Inc.	183	6,248
Home Federal Bancorp, Inc., Delaware	633	10,774
Hudson City Bancorp, Inc.	17,712	233,621
K-Fed Bancorp	692	13,148
Kearny Financial Corp.	2,256	31,358
KNBT Bancorp, Inc.	1,191	18,067
LSB Corp.	632	10,896
MAF Bancorp., Inc.	1,180	63,578
MASSBANK Corp.	253	8,298
MutualFirst Financial, Inc.	286	5,262
NASB Financial, Inc.	408	14,688
NetBank, Inc.	1,660	481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NexCen Brands, Inc. (a)	2,271	$ 29,023
North Central Bancshares, Inc.	225	9,023
Northwest Bancorp, Inc.	1,454	40,974
OceanFirst Financial Corp.	834	14,962
Oritani Financial Corp. (a)	1,252	19,181
Pamrapo Bancorp, Inc.	549	11,491
Parkvale Financial Corp.	236	7,092
Partners Trust Financial Group, Inc.	1,509	16,403
People's United Financial, Inc.	9,263	187,020
Provident Financial Holdings, Inc.	191	4,743
Provident New York Bancorp	1,279	17,535
Pulaski Financial Corp.	677	10,751
PVF Capital Corp.	248	3,214
Riverview Bancorp, Inc.	402	5,612
Rockville Financial, Inc.	511	7,772
Roma Financial Corp.	596	10,090
Severn Bancorp, Inc.	627	11,154
Synergy Financial Group, Inc., New Jersey	771	10,532
TFS Financial Corp. (a)	9,000	109,170
TierOne Corp.	636	19,900
Timberland Bancorp, Inc.	312	10,898
Triad Guaranty, Inc. (a)	538	23,989
Trustco Bank Corp., New York	2,391	23,217
United Community Financial Corp., Ohio	1,100	11,638
United Financial Bancorp, Inc.	655	10,015
United Western Bancorp, Inc.	211	5,326
ViewPoint Financial Group	738	13,542
Washington Federal, Inc.	2,629	65,935
Wauwatosa Holdings, Inc. (a)	953	16,049
Willow Financial Bancorp, Inc.	977	11,919
WSFS Financial Corp.	224	14,802
		1,674,394
TOTAL FINANCIALS		13,292,828
HEALTH CARE - 13.6%
Biotechnology - 6.7%
Aastrom Biosciences, Inc. (a)	3,923	5,492
Acadia Pharmaceuticals, Inc. (a)	773	9,887
Accentia Biopharmaceutical, Inc. (a)(d)	2,263	6,563
Achillion Pharmaceuticals, Inc.	626	3,349
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acorda Therapeutics, Inc. (a)	978	$ 19,462
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,452	9,102
Affymax, Inc.	380	12,498
Alexion Pharmaceuticals, Inc. (a)	1,072	52,067
Alkermes, Inc. (a)	3,096	49,722
Allos Therapeutics, Inc. (a)	3,541	20,467
Alnylam Pharmaceuticals, Inc. (a)	1,047	17,171
Altus Pharmaceuticals, Inc. (a)	641	8,666
Amgen, Inc. (a)	36,004	2,028,105
Amicus Therapeutics, Inc.	193	2,785
Amylin Pharmaceuticals, Inc. (a)	3,920	181,300
Anadys Pharmaceuticals, Inc. (a)	1,169	4,734
Angiotech Pharmaceuticals, Inc. (a)	2,749	18,405
Antigenics, Inc. (a)(d)	1,609	4,521
Arena Pharmaceuticals, Inc. (a)	1,534	21,323
ARIAD Pharmaceuticals, Inc. (a)	2,573	13,971
ArQule, Inc. (a)	1,480	13,290
Array Biopharma, Inc. (a)	1,354	16,830
Avant Immunotherapeutics, Inc. (a)	5,734	5,732
AVI BioPharma, Inc. (a)(d)	1,553	4,737
BioCryst Pharmaceuticals, Inc. (a)	1,256	10,048
Bioenvision, Inc. (a)	2,319	13,102
Biogen Idec, Inc. (a)	10,567	551,809
BioMarin Pharmaceutical, Inc. (a)	2,967	52,931
Bionovo, Inc. (a)	2,050	11,029
Biopure Corp. Class A (a)	4	3
Celgene Corp. (a)	11,574	708,792
Cell Genesys, Inc. (a)(d)	1,539	6,648
Cell Therapeutics, Inc. (a)(d)	1,567	7,757
Cephalon, Inc. (a)	1,882	156,225
Cepheid, Inc. (a)	1,934	22,628
Coley Pharmaceutical Group, Inc. (a)	933	7,753
Combinatorx, Inc. (a)	1,306	8,816
Critical Therapeutics, Inc. (a)(d)	1,432	4,625
Crucell NV sponsored ADR (a)	374	8,647
Cubist Pharmaceuticals, Inc. (a)	1,671	38,349
CuraGen Corp. (a)	2,391	6,480
Curis, Inc. (a)	2,057	2,859
CV Therapeutics, Inc. (a)	1,603	16,896
Cytogen Corp. (a)	778	1,649
Cytokinetics, Inc. (a)	1,497	9,985
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
deCODE genetics, Inc. (a)	2,273	$ 7,478
Dendreon Corp. (a)(d)	3,028	25,980
Digene Corp. (a)	675	30,038
Dyax Corp. (a)	1,206	5,596
Dynavax Technologies Corp. (a)	1,308	6,514
Encysive Pharmaceuticals, Inc. (a)	1,948	7,675
EntreMed, Inc. (a)	4,018	7,192
Enzon Pharmaceuticals, Inc. (a)	1,528	12,942
Epicept Corp. (a)	268	702
Exact Sciences Corp. (a)	760	2,272
Favrille, Inc. (a)	2,259	8,968
Genelabs Technologies, Inc. (a)	1,435	2,741
Genitope Corp. (a)	711	2,538
Genomic Health, Inc. (a)	936	16,193
Genzyme Corp. (a)	7,911	510,418
Geron Corp. (a)	2,757	25,420
Gilead Sciences, Inc. (a)	14,194	1,174,837
GTx, Inc. (a)	1,182	23,593
Halozyme Therapeutics, Inc. (a)	2,200	22,462
Hana Biosciences, Inc. (a)(d)	994	1,740
Human Genome Sciences, Inc. (a)	4,393	46,522
Idenix Pharmaceuticals, Inc. (a)(d)	1,759	13,034
ImClone Systems, Inc. (a)	2,530	104,540
ImmunoGen, Inc. (a)	1,986	11,181
Immunomedics, Inc. (a)	2,020	10,767
Incyte Corp. (a)	2,774	19,668
Indevus Pharmaceuticals, Inc. (a)	1,984	14,682
Infinity Pharmaceuticals, Inc. (a)	988	10,670
Inhibitex, Inc. (a)	1,098	1,526
InterMune, Inc. (a)(d)	1,167	31,031
Introgen Therapeutics, Inc. (a)	1,277	5,593
Isis Pharmaceuticals, Inc. (a)	2,380	23,943
Keryx Biopharmaceuticals, Inc. (a)	1,637	17,892
Kosan Biosciences, Inc. (a)	1,396	8,655
La Jolla Pharmaceutical Co. (a)	2,226	11,954
Lexicon Pharmaceuticals, Inc. (a)	2,666	8,691
LifeCell Corp. (a)	881	24,800
Ligand Pharmaceuticals, Inc. Class B	2,436	16,102
MannKind Corp. (a)(d)	2,443	27,801
Marshall Edwards, Inc. (a)(d)	1,800	5,652
Martek Biosciences (a)	942	19,716
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Maxygen, Inc. (a)	1,372	$ 13,953
Medarex, Inc. (a)	4,000	63,960
MedImmune, Inc. (a)	7,520	435,258
Memory Pharmaceuticals Corp. (a)	2,580	7,430
Metabasis Therapeutics, Inc. (a)	1,241	9,854
Metabolix, Inc.	820	18,901
Millennium Pharmaceuticals, Inc. (a)	9,702	105,461
Molecular Insight Pharmaceuticals, Inc.	668	7,141
Momenta Pharmaceuticals, Inc. (a)	1,351	17,671
Monogram Biosciences, Inc. (a)	5,130	9,337
Myriad Genetics, Inc. (a)	1,144	43,552
Nabi Biopharmaceuticals (a)	1,795	9,226
Neopharm, Inc. (a)	879	1,222
Neose Technologies, Inc. (a)	1,068	2,830
Neurochem, Inc. (a)(d)	1,095	6,410
Neurocrine Biosciences, Inc. (a)	1,132	13,154
Neurogen Corp. (a)	1,492	11,533
NeurogesX, Inc.	232	1,879
Northfield Laboratories, Inc. (a)(d)	1,112	1,724
Novacea, Inc.	1,099	14,012
Novavax, Inc. (a)	1,409	4,100
NPS Pharmaceuticals, Inc. (a)	1,266	5,393
Nuvelo, Inc. (a)	1,830	6,734
Omrix Biopharmaceuticals, Inc.	772	25,877
ONYX Pharmaceuticals, Inc. (a)	1,588	47,513
Orchid Cellmark, Inc. (a)	2,040	10,445
OREXIGEN Therapeutics, Inc.	271	4,851
Orthologic Corp. (a)	2,105	3,052
Oscient Pharmaceuticals Corp. (a)(d)	261	1,443
OSI Pharmaceuticals, Inc. (a)	1,741	65,740
Osiris Therapeutics, Inc. (d)	1,121	12,757
OXiGENE, Inc. (a)	1,351	6,174
Panacos Pharmaceuticals, Inc. (a)	1,585	6,625
PDL BioPharma, Inc. (a)	3,694	101,622
Peregrine Pharmaceuticals, Inc. (a)	5,537	7,309
Pharmacopeia Drug Discovery, Inc. (a)	496	2,991
Pharmacyclics, Inc. (a)	927	3,198
Pharmion Corp. (a)	1,096	31,795
Poniard Pharmaceuticals, Inc. (a)	912	7,424
Progenics Pharmaceuticals, Inc. (a)	795	17,005
QLT, Inc. (a)	2,784	21,131
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	2,095	$ 47,012
Renovis, Inc. (a)	639	2,134
Rigel Pharmaceuticals, Inc. (a)	766	7,461
Sangamo Biosciences, Inc. (a)	1,440	10,498
Savient Pharmaceuticals, Inc. (a)	1,719	24,444
SciClone Pharmaceuticals, Inc. (a)	1,535	4,221
Seattle Genetics, Inc. (a)	1,525	16,043
Senomyx, Inc. (a)	1,222	16,314
Sonus Pharmaceuticals, Inc. (a)	2,199	12,622
StemCells, Inc. (a)	2,629	6,441
Sunesis Pharmaceuticals, Inc. (a)(d)	1,517	6,508
Tanox, Inc. (a)	1,560	29,266
Targacept, Inc.	848	7,861
Telik, Inc. (a)(d)	1,937	11,622
Tercica, Inc. (a)	1,853	12,397
Threshold Pharmaceuticals, Inc. (a)	1,635	2,485
TorreyPines Therapeutics, Inc. (a)	875	6,169
Trimeris, Inc. (a)	707	4,998
Trubion Pharmaceuticals, Inc. (d)	545	10,099
United Therapeutics Corp. (a)	708	46,721
Vanda Pharmaceuticals, Inc.	809	16,196
Vertex Pharmaceuticals, Inc. (a)	3,835	114,513
ViaCell, Inc. (a)	1,218	7,454
Vical, Inc. (a)	1,647	8,087
Vion Pharmaceuticals, Inc. (a)(d)	3,057	3,882
XOMA Ltd. (a)	4,534	15,416
Zymogenetics, Inc. (a)	2,218	36,353
		8,181,833
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	904	20,693
Abiomed, Inc. (a)(d)	1,002	11,182
Accuray, Inc.	1,493	34,339
Align Technology, Inc. (a)	2,117	48,246
Alphatec Holdings, Inc.	2,135	7,878
American Medical Systems Holdings, Inc. (a)(d)	2,272	42,623
Analogic Corp.	408	26,928
Angiodynamics, Inc. (a)	636	10,081
Anika Therapeutics, Inc. (a)	989	13,450
Arrow International, Inc.	1,409	54,106
ArthroCare Corp. (a)	797	35,124
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Aspect Medical Systems, Inc. (a)	952	$ 15,413
BioLase Technology, Inc. (a)	833	4,998
Biomet, Inc.	7,625	332,603
Biosite, Inc. (a)	588	54,049
Candela Corp. (a)	522	5,867
Cardiac Science Corp. (a)	315	3,311
Cardiodynamics International Corp. (a)	2,316	1,658
Cerus Corp. (a)	580	3,608
China Medical Technologies, Inc. sponsored ADR (a)	478	11,553
Cholestech Corp. (a)	564	9,447
Clinical Data, Inc. (a)	513	11,389
Conceptus, Inc. (a)	880	16,350
CONMED Corp. (a)	1,024	32,061
Cutera, Inc. (a)	337	8,829
Cyberonics, Inc. (a)	761	14,292
Cytyc Corp. (a)	3,611	152,673
Dade Behring Holdings, Inc.	2,475	133,304
Datascope Corp.	516	19,015
DENTSPLY International, Inc.	4,780	172,749
DexCom, Inc. (a)	759	4,979
E-Z-EM, Inc. (a)	329	5,619
Endologix, Inc. (a)	1,878	8,413
EPIX Pharmaceuticals, Inc. (a)	1,436	8,458
ev3, Inc. (a)	2,188	38,027
Exactech, Inc. (a)	595	9,633
Foxhollow Technologies, Inc. (a)	932	21,063
Gen-Probe, Inc. (a)	1,552	83,948
Given Imaging Ltd. (a)(d)	1,048	27,248
Hansen Medical, Inc.	582	11,233
HealthTronics, Inc. (a)	909	4,363
Hologic, Inc. (a)	1,622	87,734
Home Diagnostics, Inc.	533	5,938
I-Flow Corp. (a)	1,191	18,675
ICU Medical, Inc. (a)	528	21,199
IDEXX Laboratories, Inc. (a)	869	76,724
Immucor, Inc. (a)	2,007	63,381
Insulet Corp.	793	11,752
Integra LifeSciences Holdings Corp. (a)	873	44,802
Intuitive Surgical, Inc. (a)	1,123	154,558
IRIS International, Inc. (a)	538	7,414
Kensey Nash Corp. (a)	468	10,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kyphon, Inc. (a)	1,313	$ 62,354
Lifecore Biomedical, Inc. (a)	762	13,442
Medical Action Industries, Inc. (a)	552	11,150
Meridian Bioscience, Inc.	1,680	35,482
Merit Medical Systems, Inc. (a)	799	9,149
Micrus Endovascular Corp. (a)	451	9,647
Natus Medical, Inc. (a)	572	8,963
Neogen Corp. (a)	725	19,851
NeuroMetrix, Inc. (a)(d)	468	4,217
NMT Medical, Inc. (a)	238	3,201
Northstar Neuroscience, Inc. (d)	675	9,011
NUCRYST Pharmaceuticals Corp. (a)	745	1,490
Nutraceutical International Corp. (a)	985	16,105
NuVasive, Inc. (a)	832	21,599
NxStage Medical, Inc. (a)	978	11,765
OccuLogix, Inc. (a)	1,253	1,466
OraSure Technologies, Inc. (a)	1,433	10,977
Orthofix International NV (a)	456	21,564
Orthovita, Inc. (a)	2,510	7,028
Palomar Medical Technologies, Inc. (a)	632	24,578
PolyMedica Corp.	746	30,332
Possis Medical, Inc. (a)	717	8,439
Quidel Corp. (a)	1,587	23,313
Regeneration Technologies, Inc. (a)	984	9,889
Respironics, Inc. (a)	2,383	105,209
Shamir Optical Industry Ltd. (a)	472	4,980
Sirona Dental Systems, Inc.	1,636	56,687
Somanetics Corp. (a)	410	7,511
SonoSite, Inc. (a)	588	16,764
Staar Surgical Co. (a)	833	3,798
Stereotaxis, Inc. (a)	1,361	16,386
SurModics, Inc. (a)(d)	552	20,711
Syneron Medical Ltd. (a)	919	23,894
Synovis Life Technologies, Inc. (a)	377	5,263
The Spectranetics Corp. (a)	867	8,341
ThermoGenesis Corp. (a)	2,667	7,228
Thoratec Corp. (a)	1,886	37,362
TomoTherapy, Inc.	1,493	33,712
Trinity Biotech PLC sponsored ADR (a)	401	4,523
Urologix, Inc. (a)	615	1,482
Utah Medical Products, Inc.	190	6,025
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vascular Solutions, Inc. (a)	956	$ 8,614
Vital Signs, Inc.	492	28,629
Volcano Corp.	967	19,591
Wright Medical Group, Inc. (a)	1,144	27,868
Xtent, Inc.	702	6,859
Young Innovations, Inc.	408	10,131
Zoll Medical Corp. (a)	672	15,086
		2,885,564
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	181	6,393
Allied Healthcare International, Inc. (a)	2,641	7,949
Allion Healthcare, Inc. (a)	389	1,945
Amedisys, Inc. (a)	714	26,632
America Service Group, Inc. (a)	370	6,856
American Dental Partners, Inc. (a)	317	8,185
AmSurg Corp. (a)	1,060	26,087
Animal Health International, Inc.	725	9,026
Bio-Reference Laboratories, Inc. (a)	447	11,640
BioScrip, Inc. (a)	1,273	5,334
Corvel Corp. (a)	540	14,818
Cross Country Healthcare, Inc. (a)	1,251	21,780
Dialysis Corp. of America (a)	443	4,833
Express Scripts, Inc. (a)	4,245	433,415
Genesis HealthCare Corp. (a)	660	45,078
Gentiva Health Services, Inc. (a)	1,275	26,112
HealthExtras, Inc. (a)	1,384	42,115
Healthways, Inc. (a)	1,039	48,438
Henry Schein, Inc. (a)	2,571	137,626
HMS Holdings Corp. (a)	557	11,424
Horizon Health Corp. (a)	354	7,084
Hythiam, Inc. (a)(d)	1,586	12,625
InVentiv Health, Inc. (a)	869	32,727
LCA-Vision, Inc.	714	32,309
LHC Group, Inc. (a)	415	12,184
LifePoint Hospitals, Inc. (a)	1,729	70,180
Lincare Holdings, Inc. (a)	2,679	107,401
Magellan Health Services, Inc. (a)	1,048	46,950
Matria Healthcare, Inc. (a)	540	17,280
Medcath Corp. (a)	592	19,536
MWI Veterinary Supply, Inc. (a)	402	15,501
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Medical Health Card Systems, Inc. (a)	382	$ 6,295
Nighthawk Radiology Holdings, Inc. (a)	964	17,497
NovaMed Eyecare, Inc. (a)	767	5,131
Odyssey Healthcare, Inc. (a)	1,175	15,240
Option Care, Inc.	1,456	21,942
Patterson Companies, Inc. (a)	4,218	158,259
PDI, Inc. (a)	504	5,287
Providence Service Corp. (a)	648	17,477
PSS World Medical, Inc. (a)	2,494	46,763
Psychiatric Solutions, Inc. (a)	1,612	62,900
QMed, Inc. (a)	615	2,091
Radiation Therapy Services, Inc. (a)	511	14,114
ResCare, Inc. (a)	1,096	22,687
Rotech Healthcare, Inc. (a)	659	850
Rural/Metro Corp. (a)	876	6,123
Sun Healthcare Group, Inc. (a)	1,147	16,402
Symbion, Inc. (a)	551	12,056
TLC Vision Corp. (a)	2,318	13,769
U.S. Physical Therapy, Inc. (a)	550	7,640
VCA Antech, Inc. (a)	2,665	105,481
Visicu, Inc.	922	9,091
VistaCare, Inc. Class A (a)	582	5,523
		1,842,081
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,860	45,682
AMICAS, Inc. (a)	2,105	6,610
Cerner Corp. (a)	2,379	135,151
Computer Programs & Systems, Inc.	492	16,521
Eclipsys Corp. (a)	1,672	34,075
Emageon, Inc. (a)	610	4,624
Health Corp. (a)	5,061	76,370
Merge Technologies, Inc. (a)	569	3,937
Omnicell, Inc. (a)	910	20,484
Phase Forward, Inc. (a)	1,111	18,265
Systems Xcellence, Inc. (a)	596	15,181
TriZetto Group, Inc. (a)	1,909	35,374
Vital Images, Inc. (a)	416	11,477
WebMD Health Corp. Class A (a)	282	14,173
		437,924
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	985	$ 6,304
Advanced Magnetics, Inc. (a)	482	30,400
Affymetrix, Inc. (a)	1,894	49,206
Albany Molecular Research, Inc. (a)	1,109	15,781
BioVeris Corp. (a)	786	16,805
Bruker BioSciences Corp. (a)	3,590	30,659
Caliper Life Sciences, Inc. (a)	1,424	6,550
Dionex Corp. (a)	696	49,346
Diversa Corp. (a)(d)	1,811	11,790
Draxis Health, Inc. (a)	1,071	6,449
eResearchTechnology, Inc. (a)	1,685	15,098
Exelixis, Inc. (a)	2,772	30,714
Gene Logic, Inc. (a)	1,770	2,584
Harvard Bioscience, Inc. (a)	1,609	8,319
ICON PLC sponsored ADR	845	39,200
Illumina, Inc. (a)	1,664	54,296
Invitrogen Corp. (a)	1,490	107,936
Kendle International, Inc. (a)	451	15,573
Luminex Corp. (a)	1,486	18,441
Medivation, Inc. (a)	858	15,075
Nanogen, Inc. (a)	1,182	1,572
Nektar Therapeutics (a)(d)	2,989	33,895
PAREXEL International Corp. (a)	981	39,456
Pharmaceutical Product Development, Inc.	3,420	124,830
PharmaNet Development Group, Inc. (a)	480	15,413
PRA International (a)	677	15,625
QIAGEN NV (a)	4,444	77,370
Sequenom, Inc. (a)	1,027	4,457
Stratagene Corp. (a)	699	7,591
Techne Corp. (a)	1,325	79,089
Third Wave Technologies, Inc. (a)	2,582	15,027
Varian, Inc. (a)	1,072	63,087
Ventana Medical Systems, Inc. (a)	1,132	58,253
		1,066,191
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	5,097	125,488
Acusphere, Inc. (a)	1,734	5,063
Adams Respiratory Therapeutics, Inc. (a)	1,025	46,945
Adolor Corp. (a)	1,352	5,084
Advancis Pharmaceutical Corp. (a)(d)	3,052	9,156
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	2,602	$ 18,240
Alexza Pharmaceuticals, Inc. (a)	1,000	9,680
Amarin Corp. PLC sponsored ADR (a)	2,017	1,212
Anesiva, Inc. (a)	984	7,429
Aspreva Pharmaceuticals Corp. (a)	1,071	21,581
Atherogenics, Inc. (a)(d)	1,361	3,253
Auxilium Pharmaceuticals, Inc. (a)	1,087	16,707
AVANIR Pharmaceuticals Class A (a)	1,288	4,456
Axcan Pharma, Inc. (a)	1,586	29,883
Barrier Therapeutics, Inc. (a)	1,475	9,632
Biodel, Inc. (a)	593	10,615
BioMimetic Therapeutics, Inc.	581	10,609
Cadence Pharmaceuticals, Inc.	823	11,983
Cardiome Pharma Corp. (a)	1,897	18,802
Collagenex Pharmaceuticals, Inc. (a)	860	9,107
Columbia Laboratories, Inc. (a)	1,253	3,170
Cypress Bioscience, Inc. (a)	1,242	18,804
DepoMed, Inc. (a)	2,474	10,811
Discovery Laboratories, Inc. (a)	1,547	5,244
Durect Corp. (a)	1,924	7,696
Emisphere Technologies, Inc. (a)	1,157	4,570
Endo Pharmaceuticals Holdings, Inc. (a)	4,293	151,629
Eurand NV (a)	1,350	20,844
Flamel Technologies SA sponsored ADR (a)	822	22,835
Hi-Tech Pharmacal Co., Inc. (a)	336	3,965
Hollis-Eden Pharmaceuticals, Inc. (a)	636	1,615
Inspire Pharmaceuticals, Inc. (a)	2,033	12,056
Ista Pharmaceuticals, Inc. (a)	932	7,437
Jazz Pharmaceuticals, Inc.	116	2,088
Labopharm, Inc. (a)	1,538	9,693
Medicines Co. (a)	1,576	30,748
MGI Pharma, Inc. (a)	2,827	60,441
Nastech Pharmaceutical Co., Inc. (a)	798	9,608
NitroMed, Inc. (a)	987	2,369
Noven Pharmaceuticals, Inc. (a)	928	21,762
Novogen Ltd. sponsored ADR (a)(d)	267	2,520
Obagi Medical Products, Inc.	949	17,073
Pain Therapeutics, Inc. (a)	1,767	14,878
Penwest Pharmaceuticals Co. (a)(d)	672	8,736
Perrigo Co.	2,702	52,851
Pharmos Corp. (a)	1,142	1,587
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)	975	$ 15,395
Replidyne, Inc. (d)	1,373	7,703
Salix Pharmaceuticals Ltd. (a)	1,627	21,623
Santarus, Inc. (a)	1,979	11,637
Sciele Pharma, Inc. (a)	1,300	32,136
Sepracor, Inc. (a)	3,312	161,294
Shire PLC sponsored ADR	1,634	113,972
Sirtris Pharmaceuticals, Inc.	309	3,983
Somaxon Pharmaceuticals, Inc. (a)	606	9,090
Spectrum Pharmaceuticals, Inc. (a)	1,221	7,998
SuperGen, Inc. (a)	1,535	9,931
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,582	728,414
ViroPharma, Inc. (a)	2,255	32,675
Vivus, Inc. (a)	2,570	14,007
Warner Chilcott Ltd.	7,342	133,331
Westaim Corp. (a)	3,548	2,223
Xenoport, Inc. (a)	882	38,808
Zila, Inc. (a)	2,893	4,947
		2,229,122
TOTAL HEALTH CARE		16,642,715
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	529	10,982
Applied Signal Technology, Inc.	533	8,651
Argon ST, Inc. (a)	886	21,131
BE Aerospace, Inc. (a)	2,842	108,820
Ceradyne, Inc. (a)	846	57,164
Elbit Systems Ltd. (d)	1,385	60,455
Herley Industries, Inc. (a)	621	9,775
Innovative Solutions & Support, Inc. (a)	692	18,186
Ionatron, Inc.	3,351	16,621
Ladish Co., Inc. (a)	377	16,735
LMI Aerospace, Inc. (a)	381	7,917
MTC Technologies, Inc. (a)	528	11,019
Sypris Solutions, Inc.	781	6,443
Taser International, Inc. (a)(d)	2,174	22,914
		376,813
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,728	$ 10,921
Atlas Air Worldwide Holdings, Inc. (a)	600	35,178
C.H. Robinson Worldwide, Inc.	5,167	279,948
Dynamex, Inc. (a)	446	12,042
EGL, Inc. (a)	1,312	60,811
Expeditors International of Washington, Inc.	6,516	284,489
Forward Air Corp.	1,024	34,826
Hub Group, Inc. Class A	1,357	50,182
Pacer International, Inc.	1,253	33,731
Park-Ohio Holdings Corp. (a)	583	13,596
UTI Worldwide, Inc.	2,974	83,242
		898,966
Airlines - 0.4%
Allegiant Travel Co.	568	18,034
Frontier Airlines Holdings, Inc. (a)	1,110	6,738
JetBlue Airways Corp. (a)(d)	5,205	56,110
MAIR Holdings, Inc. (a)	1,288	8,527
Mesa Air Group, Inc. (a)	1,308	9,221
Pinnacle Airlines Corp. (a)	1,029	18,573
Republic Airways Holdings, Inc. (a)	1,373	32,087
Ryanair Holdings PLC sponsored ADR (a)(d)	3,742	154,507
SkyWest, Inc.	1,966	54,124
UAL Corp. (a)	3,321	130,382
		488,303
Building Products - 0.1%
Aaon, Inc.	629	18,688
American Woodmark Corp.	515	19,184
Apogee Enterprises, Inc.	1,253	30,849
Builders FirstSource, Inc. (a)	903	15,053
Insteel Industries, Inc.	741	13,531
PGT, Inc.	776	9,056
PW Eagle, Inc.	485	15,525
Universal Forest Products, Inc.	588	28,271
		150,157
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR (a)	303	5,593
Advisory Board Co. (a)	655	34,106
American Ecology Corp.	665	14,397
Arrowhead Research Corp. (a)	1,658	12,601
Barrett Business Services, Inc.	327	8,211
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	943	$ 10,109
Cintas Corp.	4,965	190,457
Clean Harbors, Inc.	634	29,792
Comsys IT Partners, Inc. (a)	490	11,280
Copart, Inc. (a)	2,783	86,802
Corporate Executive Board Co.	1,215	80,810
CoStar Group, Inc. (a)	612	33,207
CRA International, Inc. (a)	384	20,310
Diamond Management & Technology Consultants, Inc.	1,444	18,786
eTelecare Global Solutions, Inc. ADR (a)	232	3,362
Exponent, Inc. (a)	478	10,994
First Advantage Corp. Class A (a)	407	9,731
First Consulting Group, Inc. (a)	1,171	10,598
Fuel Tech, Inc. (a)	617	16,412
G&K Services, Inc. Class A	746	28,400
GeoEye, Inc. (a)	691	14,304
Healthcare Services Group, Inc.	772	21,516
Heidrick & Struggles International, Inc. (a)	773	37,676
Herman Miller, Inc.	2,209	79,524
Hudson Highland Group, Inc. (a)	785	16,940
Huron Consulting Group, Inc. (a)	576	39,468
ICF International, Inc.	428	7,884
ICT Group, Inc. (a)	665	12,535
InnerWorkings, Inc.	1,302	17,304
Interface, Inc. Class A	1,231	20,779
Intersections, Inc. (a)	533	5,533
Kelly Services, Inc. Class A (non-vtg.)	953	27,465
Kenexa Corp. (a)	773	30,155
Kforce, Inc. (a)	1,377	22,128
Layne Christensen Co. (a)	408	18,364
Learning Tree International, Inc. (a)	801	11,054
LECG Corp. (a)	576	8,525
McGrath RentCorp.	1,012	31,504
Mobile Mini, Inc. (a)	1,205	36,391
Monster Worldwide, Inc. (a)	3,920	185,063
Multi-Color Corp.	201	8,251
On Assignment, Inc. (a)	1,337	14,573
PeopleSupport, Inc. (a)	857	10,378
Protection One, Inc. (d)	353	5,397
Resources Connection, Inc. (a)	1,641	52,939
School Specialty, Inc. (a)	600	20,964
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Standard Parking Corp. (a)	192	$ 7,043
Stericycle, Inc. (a)	1,205	109,860
Taleo Corp. Class A (a)	573	11,231
Teletech Holdings, Inc. (a)	2,184	76,833
Tetra Tech, Inc. (a)	1,755	38,715
Thomas Group	879	10,390
TRM Corp. (a)	794	1,127
United Stationers, Inc. (a)	981	65,815
Waste Industries USA, Inc.	568	17,716
Waste Services, Inc. (a)	1,492	15,263
WCA Waste Corp. (a)	711	5,958
		1,752,523
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	2,049	212,153
Insituform Technologies, Inc. Class A (a)	897	18,918
Integrated Electrical Services, Inc. (a)	582	15,411
KHD Humboldt Wedag International Ltd. (a)	720	40,954
Sterling Construction Co., Inc. (a)	509	11,926
		299,362
Electrical Equipment - 0.5%
Active Power, Inc. (a)	3,741	6,360
American Superconductor Corp. (a)(d)	1,304	22,611
Canadian Solar, Inc.	1,431	13,637
Capstone Turbine Corp. (a)	3,476	3,337
China BAK Battery, Inc. (a)(d)	1,448	4,909
China Sunergy Co. Ltd. ADR (a)	541	6,552
Deswell Industries, Inc. (a)	681	8,220
Encore Wire Corp.	822	23,879
Energy Conversion Devices, Inc. (a)	1,036	35,618
Evergreen Solar, Inc. (a)(d)	1,960	16,425
First Solar, Inc.	2,217	150,845
Franklin Electric Co., Inc.	600	28,284
FuelCell Energy, Inc. (d)	1,634	11,275
Genlyte Group, Inc. (a)	797	69,435
Hydrogenics Corp. (a)	2,355	2,379
II-VI, Inc. (a)	1,132	31,413
LSI Industries, Inc.	1,155	17,625
Medis Technologies Ltd. (a)(d)	1,024	14,961
Microvision, Inc. (a)(d)	1,889	10,465
Plug Power, Inc. (a)	2,488	7,364
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Powell Industries, Inc. (a)	612	$ 17,136
Power-One, Inc. (a)	2,962	10,841
Preformed Line Products Co.	153	7,760
Solarfun Power Holdings Co. Ltd. ADR	381	3,745
Superior Essex, Inc. (a)	544	19,225
Ultralife Batteries, Inc. (a)	718	6,957
Valence Technology, Inc. (a)(d)	3,104	4,190
Vicor Corp.	1,262	14,980
Woodward Governor Co.	1,156	63,857
		634,285
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	797	28,070
Machinery - 1.3%
3D Systems Corp. (a)	533	10,745
A.S.V., Inc. (a)(d)	1,107	19,406
AB Volvo sponsored ADR	1,770	37,223
Altra Holdings, Inc.	596	10,078
American Railcar Industries, Inc. (d)	600	24,066
American Science & Engineering, Inc. (a)	334	18,096
Astec Industries, Inc. (a)	605	26,069
Basin Water, Inc.	494	3,507
Bucyrus International, Inc. Class A	1,155	81,947
Chart Industries, Inc.	714	16,429
Columbus McKinnon Corp. (NY Shares) (a)	489	14,670
Commercial Vehicle Group, Inc. (a)	529	10,257
Dynamic Materials Corp. (a)	356	12,905
Flanders Corp. (a)	1,022	7,266
Flow International Corp. (a)	958	12,301
Force Protection, Inc. (a)(d)	2,212	63,529
FreightCar America, Inc.	381	18,833
Gehl Co. (a)	308	9,151
Hurco Companies, Inc. (a)	170	8,119
Joy Global, Inc.	3,658	207,153
L.B. Foster Co. Class A (a)	470	12,535
Lincoln Electric Holdings, Inc.	1,229	86,386
Middleby Corp. (a)	265	32,868
Nordson Corp.	1,144	59,477
Omega Flex, Inc.	298	6,201
PACCAR, Inc.	7,535	657,278
Portec Rail Products, Inc.	688	8,352
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
RBC Bearings, Inc. (a)	487	$ 18,798
Sun Hydraulics Corp.	260	11,227
Tecumseh Products Co.:
Class A (non-vtg.) (a)	417	6,659
Class B (a)	441	6,809
TurboChef Technologies, Inc. (a)	1,129	14,835
		1,533,175
Marine - 0.2%
Alexander & Baldwin, Inc.	1,490	79,700
American Commercial Lines, Inc. (a)	1,886	59,767
Aries Maritime Transport Ltd.	802	7,218
DryShips, Inc.	904	37,109
Eagle Bulk Shipping, Inc.	691	15,395
OceanFreight, Inc. (a)	155	3,209
Quintana Maritime Ltd.	1,000	15,640
Ultrapetrol (Bahamas) Ltd.	725	16,632
		234,670
Road & Rail - 0.5%
AMERCO (a)	647	45,646
Arkansas Best Corp.	821	33,899
Celadon Group, Inc. (a)	557	9,196
Covenant Transport, Inc. Class A (a)	677	7,630
Frozen Food Express Industries, Inc.	1,376	14,242
Heartland Express, Inc.	3,082	51,685
J.B. Hunt Transport Services, Inc.	4,865	141,766
Landstar System, Inc.	1,785	86,858
Marten Transport Ltd. (a)	976	18,895
Old Dominion Freight Lines, Inc. (a)	1,084	33,853
P.A.M. Transportation Services, Inc. (a)	521	9,566
Patriot Transportation Holding, Inc. (a)	191	17,083
Quality Distribution, Inc. (a)	547	5,508
Saia, Inc. (a)	737	21,071
U.S. Xpress Enterprises, Inc. Class A (a)	556	7,723
Universal Truckload Services, Inc. (a)	449	9,609
USA Truck, Inc. (a)	345	5,779
Vitran Corp., Inc. (a)	314	6,368
Werner Enterprises, Inc.	2,848	55,052
YRC Worldwide, Inc. (a)	1,824	73,325
		654,754
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Aceto Corp.	781	$ 6,888
Beacon Roofing Supply, Inc. (a)	1,229	21,999
Electro Rent Corp. (a)	1,307	18,834
Fastenal Co.	4,781	207,209
H&E Equipment Services, Inc. (a)	1,036	27,060
Houston Wire & Cable Co.	633	18,123
Kaman Corp.	1,227	36,049
Lawson Products, Inc.	480	17,678
NuCo2, Inc. (a)	502	12,982
Rush Enterprises, Inc. Class A (a)	477	11,691
UAP Holding Corp.	1,588	46,782
Williams Scotsman International, Inc. (a)	1,205	27,667
		452,962
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	249	6,865
Quixote Corp.	396	7,314
		14,179
TOTAL INDUSTRIALS		7,518,219
INFORMATION TECHNOLOGY - 48.9%
Communications Equipment - 8.9%
3Com Corp. (a)	12,168	56,946
Acme Packet, Inc.	1,777	21,057
ADC Telecommunications, Inc. (a)	3,931	65,844
Adtran, Inc.	2,438	65,972
Airspan Networks, Inc. (a)	1,230	4,059
Alvarion Ltd. (a)	2,125	17,956
Anaren, Inc. (a)	952	16,622
Andrew Corp. (a)	5,011	66,296
Arris Group, Inc. (a)	2,940	48,363
AudioCodes Ltd. (a)	1,574	8,374
Avanex Corp. (a)	7,548	12,756
Avici Systems, Inc.	962	8,745
Avocent Corp. (a)	1,809	50,706
Bel Fuse, Inc. Class B (non-vtg.)	299	10,860
BigBand Networks, Inc.	1,714	29,618
Black Box Corp.	624	22,732
Blue Coat Systems, Inc. (a)	650	28,594
Bookham, Inc. (a)	3,320	7,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
C-COR, Inc. (a)	1,730	$ 25,327
Carrier Access Corp. (a)	1,028	4,091
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	956	5,736
Ciena Corp. (a)	2,680	91,978
Cisco Systems, Inc. (a)	187,010	5,034,309
Comtech Group, Inc. (a)	950	16,568
Comtech Telecommunications Corp. (a)	833	37,293
Digi International, Inc. (a)	464	6,519
Ditech Networks, Inc. (a)	1,324	10,592
ECI Telecom Ltd. (a)	3,183	25,496
EFJ, Inc. (a)	1,550	8,184
EMS Technologies, Inc. (a)	541	10,999
Endwave Corp. (a)	709	8,728
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	638	4,265
Extreme Networks, Inc. (a)	4,328	16,230
F5 Networks, Inc. (a)	1,250	101,575
Finisar Corp. (a)(d)	9,145	33,196
Foundry Networks, Inc. (a)	4,758	76,509
Harmonic, Inc. (a)	2,620	23,842
Harris Stratex Networks, Inc. (a)	932	15,937
Hughes Communications, Inc. (a)	556	29,774
Inter-Tel, Inc.	909	23,770
InterDigital Communication Corp. (a)	1,647	53,610
Ituran Location & Control Ltd. (a)	630	8,776
Ixia (a)	2,187	20,295
JDS Uniphase Corp. (a)	6,409	83,958
Juniper Networks, Inc. (a)	17,536	428,054
KVH Industries, Inc. (a)	423	3,930
Loral Space & Communications Ltd. (a)	600	28,140
MRV Communications, Inc. (a)	4,665	15,348
NETGEAR, Inc. (a)	1,012	37,758
Network Engines, Inc. (a)	1,469	2,791
Nextwave Wireless, Inc. (a)	2,504	22,736
Nice Systems Ltd. sponsored ADR	1,132	42,891
NMS Communications Corp. (a)	1,622	2,920
Oplink Communications, Inc. (a)	920	16,174
Opnext, Inc.	1,908	22,495
Optium Corp.	738	9,985
ORBCOMM, Inc.	1,206	19,175
Orckit Communications Ltd. (a)	605	6,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Packeteer, Inc. (a)	1,219	$ 12,507
Parkervision, Inc. (a)(d)	877	9,173
PC-Tel, Inc. (a)	908	8,862
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,819	89,419
Powerwave Technologies, Inc. (a)	4,220	26,924
Qiao Xing Universal Telephone, Inc. (a)(d)	679	8,698
QUALCOMM, Inc.	50,902	2,186,241
RADWARE Ltd. (a)	749	9,864
Radyne Corp. (a)	319	2,960
Research In Motion Ltd. (a)	5,731	951,804
Riverbed Technology, Inc.	2,124	88,592
SCM Microsystems, Inc. (a)	1,242	4,931
SeaChange International, Inc. (a)	1,074	9,666
Sierra Wireless, Inc. (a)	605	13,122
Sirenza Microdevices, Inc. (a)	1,543	16,356
Sonus Networks, Inc. (a)	7,283	63,144
Sycamore Networks, Inc. (a)	9,432	35,087
Symmetricom, Inc. (a)	1,972	16,032
Tekelec (a)	2,125	31,875
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,639	138,209
Tellabs, Inc. (a)	13,402	146,752
Tollgrade Communications, Inc. (a)	566	6,254
UTStarcom, Inc. (a)(d)	3,362	24,240
ViaSat, Inc. (a)	945	30,609
Westell Technologies, Inc. Class A (a)	1,806	4,912
WJ Communications, Inc. (a)	2,726	4,771
Zhone Technologies, Inc. (a)	7,360	10,598
		10,930,819
Computers & Peripherals - 5.8%
ActivIdentity Corp. (a)	1,758	7,911
Adaptec, Inc. (a)	4,090	16,646
Apple, Inc. (a)	26,476	3,218,423
Avid Technology, Inc. (a)(d)	1,265	43,137
Brocade Communications Systems, Inc. (a)	12,937	118,762
Concurrent Computer Corp. (a)	2,786	4,987
Cray, Inc. (a)	1,010	8,181
Creative Technology Ltd. (NASDAQ) (a)	2,736	13,352
Dell, Inc. (a)	70,057	1,882,432
Dot Hill Systems Corp. (a)	2,762	11,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	1,737	$ 49,522
Hutchinson Technology, Inc. (a)	861	15,739
Immersion Corp. (a)	1,057	12,885
InFocus Corp. (a)	2,081	5,119
Komag, Inc. (a)	897	21,761
LaserCard Corp. (a)	342	4,138
Logitech International SA (a)	5,739	153,403
Mobility Electronics, Inc. (a)	1,094	3,315
Neoware, Inc. (a)	594	7,205
Network Appliance, Inc. (a)	11,458	368,833
Novatel Wireless, Inc. (a)	1,144	26,575
Palm, Inc. (a)	3,109	50,646
Presstek, Inc. (a)	1,601	10,967
QLogic Corp. (a)	4,952	84,481
Rackable Systems, Inc. (a)	838	10,165
Rimage Corp. (a)	347	9,709
SanDisk Corp. (a)	6,930	301,802
Silicon Graphics, Inc. (a)	415	12,035
STEC, Inc. (a)	1,628	10,094
Stratasys, Inc. (a)	302	14,541
Sun Microsystems, Inc. (a)	111,248	567,365
Supermicro Computer, Inc.	542	5,453
Synaptics, Inc. (a)	964	30,424
Transact Technologies, Inc. (a)	469	2,973
Xyratex Ltd. (a)	953	21,023
		7,125,024
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	822	11,155
Aeroflex, Inc. (a)	2,279	32,225
Agilysys, Inc.	1,395	30,299
Bell Microproducts, Inc. (a)	1,792	11,540
Brightpoint, Inc. (a)	1,373	18,041
CalAmp Corp. (a)	868	3,889
CDW Corp.	2,506	213,361
Cherokee International Corp. (a)	579	2,837
Cogent, Inc. (a)	2,763	42,771
Cognex Corp.	1,444	33,977
Coherent, Inc. (a)	1,024	31,764
Color Kinetics, Inc. (a)	659	19,309
CPI International, Inc.	717	14,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CyberOptics Corp. (a)	372	$ 5,111
Daktronics, Inc.	1,250	29,950
DTS, Inc. (a)	693	15,814
Echelon Corp. (a)	1,469	25,619
Electro Scientific Industries, Inc. (a)	1,072	22,137
Excel Technology, Inc. (a)	504	13,618
FARO Technologies, Inc. (a)	552	18,321
Flextronics International Ltd. (a)	17,642	203,765
FLIR Systems, Inc. (a)	2,104	87,021
GSI Group, Inc. (a)	1,636	17,669
I. D. Systems Inc. (a)	484	6,553
Insight Enterprises, Inc. (a)	1,737	38,492
INTAC International (a)	1,414	9,658
IPG Photonics Corp.	1,262	28,307
Itron, Inc. (a)	696	47,084
Littelfuse, Inc. (a)	809	32,425
LoJack Corp. (a)	845	18,573
Magal Security Systems Ltd. (a)	305	3,190
Maxwell Technologies, Inc. (a)(d)	690	9,481
Measurement Specialties, Inc. (a)	429	8,533
Mechanical Technology, Inc. (a)	959	1,199
Mellanox Technologies Ltd.	881	17,849
Mercury Computer Systems, Inc. (a)	779	10,143
Merix Corp. (a)	698	5,221
Methode Electronics, Inc. Class A	1,262	19,031
Molex, Inc.	2,983	88,714
Molex, Inc. Class A (non-vtg.)	2,702	72,279
MTS Systems Corp.	633	27,795
Multi-Fineline Electronix, Inc. (a)	906	15,474
National Instruments Corp.	2,475	78,012
NetList, Inc.	766	2,428
Newport Corp. (a)	1,456	21,724
NovAtel, Inc. (a)	336	12,432
NU Horizons Electronics Corp. (a)	1,310	15,851
Optimal Group, Inc. Class A (a)	1,144	8,866
Orbotech Ltd. (a)	1,132	25,312
OSI Systems, Inc. (a)	569	15,232
OYO Geospace Corp. (a)	88	6,649
PC Connection, Inc. (a)	1,111	12,821
Photon Dynamics, Inc. (a)	610	6,680
Planar Systems, Inc. (a)	510	3,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Plexus Corp. (a)	1,612	$ 35,480
RadiSys Corp. (a)	758	10,248
Richardson Electronics Ltd.	961	9,178
Rofin-Sinar Technologies, Inc. (a)	456	30,780
Sanmina-SCI Corp. (a)	17,166	61,283
ScanSource, Inc. (a)	845	24,488
Smart Modular Tech WWH, Inc. (a)	1,703	24,404
Staktek Holdings, Inc. (a)	1,601	4,419
Sunpower Corp. Class A (a)	793	42,354
Suntron Corp. (a)	2,199	2,507
Tech Data Corp. (a)	1,785	65,795
Trimble Navigation Ltd. (a)	3,508	102,399
TTM Technologies, Inc. (a)	1,423	15,738
Universal Display Corp. (a)(d)	1,060	16,547
X-Rite, Inc.	959	14,347
Zygo Corp. (a)	812	12,277
		2,046,834
Internet Software & Services - 7.0%
24/7 Real Media, Inc. (a)	2,128	24,983
Access Integrated Technologies, Inc. Class A (a)(d)	888	6,367
Akamai Technologies, Inc. (a)	4,992	220,696
aQuantive, Inc. (a)	2,343	149,460
Ariba, Inc. (a)	2,247	20,920
Art Technology Group, Inc. (a)	4,054	11,513
AsiaInfo Holdings, Inc. (a)	1,829	16,461
Autobytel, Inc. (a)	1,409	6,143
Baidu.com, Inc. sponsored ADR (a)	665	93,519
Bankrate, Inc. (a)	546	23,751
Chordiant Software, Inc. (a)	1,153	16,315
CMGI, Inc. (a)	14,577	36,443
CNET Networks, Inc. (a)	4,820	43,717
Cryptologic, Inc.	380	9,154
CyberSource Corp. (a)	1,466	19,263
DealerTrack Holdings, Inc. (a)	1,193	43,055
Digital River, Inc. (a)	1,227	63,092
DivX, Inc. (d)	1,015	16,220
EarthLink, Inc. (a)	4,138	34,263
eBay, Inc. (a)	43,006	1,400,275
eCollege.com (a)	667	14,694
Entrust, Inc. (a)	2,786	11,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	952	$ 83,186
GigaMedia Ltd. (a)	1,721	25,505
Google, Inc. Class A (sub. vtg.) (a)	7,093	3,530,541
Greenfield Online, Inc. (a)	894	14,125
iBasis, Inc. (a)	1,105	11,426
InfoSpace, Inc.	1,132	27,711
Internap Network Services Corp. (a)	1,430	21,178
Internet Capital Group, Inc. (a)	1,169	13,654
Internet Gold Golden Lines Ltd. (a)	1,047	14,135
Interwoven, Inc. (a)	1,195	17,901
Iona Technologies PLC sponsored ADR (a)	653	3,343
iPass, Inc. (a)(d)	1,945	10,347
j2 Global Communications, Inc. (a)	1,637	54,561
Jupitermedia Corp. (a)	1,360	9,792
Keynote Systems, Inc. (a)	1,025	16,195
Kintera, Inc. (a)	1,313	2,245
Liquidity Services, Inc. (a)	977	19,511
LivePerson, Inc. (a)	1,842	11,623
LookSmart Ltd. (a)	769	2,630
LoopNet, Inc.	1,058	21,678
Mamma.com, Inc. (a)(d)	1,170	4,902
Marchex, Inc. Class B	726	11,246
MIVA, Inc. (a)	2,101	11,703
NaviSite, Inc. (a)	1,929	12,924
NetEase.com, Inc. sponsored ADR (a)	2,112	38,206
NetRatings, Inc. (a)	1,564	32,781
NIC, Inc.	2,749	15,532
Omniture, Inc.	1,660	29,067
Online Resources Corp. (a)	773	9,608
Open Text Corp. (a)	1,397	31,730
Openwave Systems, Inc. (a)	2,868	29,540
Perficient, Inc. (a)	940	19,740
RADVision Ltd. (a)	549	11,716
RealNetworks, Inc. (a)	5,681	48,118
S1 Corp. (a)	3,040	24,928
Saba Software, Inc. (a)	1,300	7,813
SAVVIS, Inc. (a)	1,767	88,686
Selectica, Inc. (a)	2,546	4,939
Sify Ltd. sponsored ADR (a)(d)	1,172	10,021
Sina Corp. (a)	1,552	61,940
SkillSoft PLC sponsored ADR (a)	2,966	27,198
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sohu.com, Inc. (a)	1,205	$ 31,463
SonicWALL, Inc. (a)	2,856	23,591
Supportsoft, Inc. (a)	1,266	7,216
Switch & Data Facilities Co., Inc.	1,045	19,427
TechTarget, Inc.	1,200	17,628
Terremark Worldwide, Inc. (a)	1,700	12,563
The Knot, Inc. (a)	1,064	20,173
TheStreet.com, Inc.	874	10,173
Tom Online, Inc. sponsored ADR (a)	237	3,500
Travelzoo, Inc. (a)	610	15,726
Tumbleweed Communications Corp. (a)	1,694	4,777
United Online, Inc.	2,032	34,666
ValueClick, Inc. (a)	3,345	104,799
VeriSign, Inc. (a)	7,398	220,682
Vignette Corp. (a)	990	18,424
VistaPrint Ltd. (a)	1,287	51,570
Visual Sciences, Inc. (a)	761	12,381
Vocus, Inc. (a)	715	17,189
webMethods, Inc. (a)	1,970	18,124
Websense, Inc. (a)	1,633	36,743
Website Pros, Inc. (a)	504	4,677
Workstream, Inc. (a)	2,330	2,796
Yahoo!, Inc. (a)	41,870	1,201,669
Zix Corp. (a)(d)	1,301	2,394
		8,617,730
IT Services - 1.6%
Acxiom Corp.	2,101	58,408
Answerthink, Inc. (a)	1,351	4,783
Applied Digital Solutions, Inc. (a)	1,686	2,310
Authorize.Net Holdings, Inc. (a)	1,266	20,712
Cass Information Systems, Inc.	264	8,765
CheckFree Corp. (a)	2,977	116,847
Cognizant Technology Solutions Corp. Class A (a)	4,293	337,258
Covansys Corp. (a)	1,227	41,460
CSG Systems International, Inc. (a)	1,457	40,505
Electronic Clearing House, Inc. (a)	664	8,161
Euronet Worldwide, Inc. (a)	1,179	31,680
ExlService Holdings, Inc.	811	15,239
Fiserv, Inc. (a)	5,178	306,797
Forrester Research, Inc. (a)	952	25,818
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gevity HR, Inc.	720	$ 15,120
iGate Corp. (a)	2,403	17,302
Infocrossing, Inc. (a)	927	16,918
Infosys Technologies Ltd. sponsored ADR	3,340	164,495
infoUSA, Inc.	2,170	23,176
Integral Systems, Inc.	311	7,962
Isilon Systems, Inc. (d)	2,062	30,250
Lionbridge Technologies, Inc. (a)	1,723	10,355
ManTech International Corp. Class A (a)	600	19,188
Ness Technologies, Inc. (a)	965	11,493
Paychex, Inc.	11,638	470,175
PFSweb, Inc. (a)	545	529
RightNow Technologies, Inc. (a)	893	13,913
Sapient Corp. (a)	4,928	36,960
SI International, Inc. (a)	487	15,365
SM&A (a)	891	6,219
Sykes Enterprises, Inc. (a)	1,154	22,480
Syntel, Inc.	1,313	45,456
Telvent GIT SA (a)	1,117	24,518
Zanett, Inc. (a)	2,977	4,466
		1,975,083
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,135	85,635
Semiconductors & Semiconductor Equipment - 8.9%
8X8, Inc. (a)(d)	4,856	6,993
Actel Corp. (a)	809	11,302
Advanced Analogic Technologies, Inc. (a)	1,352	11,979
Advanced Energy Industries, Inc. (a)	1,205	29,571
Altera Corp.	11,082	252,780
AMIS Holdings, Inc. (a)	2,161	27,618
Amkor Technology, Inc. (a)	5,657	80,443
ANADIGICS, Inc. (a)	1,436	18,079
Applied Materials, Inc.	42,720	815,952
Applied Micro Circuits Corp. (a)	10,288	28,909
ARM Holdings PLC sponsored ADR	1,660	13,778
ASE Test Ltd. (a)	3,555	45,824
ASM International NV (NASDAQ) (a)	1,609	42,590
ASML Holding NV (NY Shares) (a)	4,929	127,020
Asyst Technologies, Inc. (a)	1,457	10,461
Atheros Communications, Inc. (a)	1,774	51,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	16,172	$ 90,401
ATMI, Inc. (a)	1,060	32,383
Axcelis Technologies, Inc. (a)	3,685	23,695
Broadcom Corp. Class A (a)	14,511	443,456
Brooks Automation, Inc. (a)	2,438	43,128
Cabot Microelectronics Corp. (a)	797	26,668
California Micro Devices Corp. (a)	1,178	5,737
Cambridge Display Technologies, Inc. (a)	784	4,688
Camtek Ltd. (a)	1,190	3,963
Cavium Networks, Inc. (a)	271	5,732
Centillium Communications, Inc. (a)	1,409	3,100
Ceva, Inc. (a)	1,010	7,474
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,666	16,583
Cirrus Logic, Inc. (a)	3,315	25,658
Cohu, Inc.	720	14,717
Conexant Systems, Inc. (a)	14,883	19,199
Credence Systems Corp. (a)	3,351	11,125
Cree, Inc. (a)(d)	2,392	53,820
Cymer, Inc. (a)	1,168	46,884
Diodes, Inc. (a)	761	28,149
DSP Group, Inc. (a)	1,036	22,574
Eagle Test Systems, Inc. (a)	462	7,277
EMCORE Corp. (a)	1,264	6,130
Entegris, Inc. (a)	4,213	48,450
Exar Corp. (a)	1,404	19,080
FEI Co. (a)	1,168	43,333
FormFactor, Inc. (a)	1,492	59,352
Genesis Microchip, Inc. (a)	1,179	10,234
Himax Technologies, Inc. sponsored ADR (a)	2,828	14,310
Hittite Microwave Corp. (a)	921	37,439
Ikanos Communications, Inc. (a)	828	5,912
Integrated Device Technology, Inc. (a)	6,229	93,497
Integrated Silicon Solution, Inc. (a)	1,221	6,947
Intel Corp.	177,518	3,935,574
Intersil Corp. Class A	4,487	135,059
Intevac, Inc. (a)	1,049	20,235
IXYS Corp. (a)	1,322	12,361
KLA-Tencor Corp.	6,143	337,742
Kopin Corp. (a)	2,666	9,544
Kulicke & Soffa Industries, Inc. (a)	1,936	18,528
Lam Research Corp. (a)	4,206	225,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lanoptics Ltd. (a)	475	$ 7,434
Lattice Semiconductor Corp. (a)	3,948	20,806
Leadis Technology, Inc. (a)	838	3,059
Linear Technology Corp.	7,903	283,639
LTX Corp. (a)	1,876	10,975
Marvell Technology Group Ltd. (a)	17,934	281,922
Mattson Technology, Inc. (a)	1,763	17,383
Maxim Integrated Products, Inc.	9,971	306,608
Micrel, Inc.	3,179	39,610
Microchip Technology, Inc.	6,507	264,054
Microsemi Corp. (a)	2,071	47,737
Microtune, Inc. (a)	2,530	12,928
Mindspeed Technologies, Inc. (a)	3,092	6,741
MIPS Technologies, Inc. (a)	1,600	14,144
MKS Instruments, Inc. (a)	1,815	49,459
Monolithic Power Systems, Inc. (a)	1,362	23,045
MoSys, Inc. (a)	1,228	9,898
Nanometrics, Inc. (a)	790	4,890
Netlogic Microsystems, Inc. (a)	810	24,980
Nextest Systems Corp. (a)	580	7,163
Novellus Systems, Inc. (a)	4,049	124,264
NVE Corp. (a)	163	5,513
NVIDIA Corp. (a)	10,816	374,991
O2Micro International Ltd. sponsored ADR (a)	1,324	14,008
Omnivision Technologies, Inc. (a)(d)	1,712	27,734
ON Semiconductor Corp. (a)	10,204	109,591
PDF Solutions, Inc. (a)	1,091	10,768
Pericom Semiconductor Corp. (a)	1,171	12,834
Photronics, Inc. (a)	1,142	16,787
Pixelworks, Inc. (a)	1,499	2,054
PLX Technology, Inc. (a)	1,304	14,201
PMC-Sierra, Inc. (a)	6,365	49,074
Rambus, Inc. (a)	3,209	60,586
RF Micro Devices, Inc. (a)	6,239	40,741
Rudolph Technologies, Inc. (a)	878	14,083
Saifun Semiconductors Ltd. (a)	904	9,619
Semitool, Inc. (a)	1,401	13,926
Semtech Corp. (a)	2,439	40,609
Sigma Designs, Inc. (a)	1,085	30,304
SigmaTel, Inc. (a)	1,059	3,495
Silicon Image, Inc. (a)	2,640	22,123
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	1,629	$ 56,396
Silicon Motion Technology Corp. sponsored ADR (a)	986	22,806
Silicon Storage Technology, Inc. (a)	3,380	13,351
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,175	33,179
SiRF Technology Holdings, Inc. (a)	1,526	33,114
Skyworks Solutions, Inc. (a)	4,700	33,323
Spansion, Inc. Class A (a)	4,189	45,576
Standard Microsystems Corp. (a)	600	18,612
STATS ChipPAC Ltd. sponsored ADR (a)	1,349	14,286
Supertex, Inc. (a)	564	18,911
Techwell, Inc.	739	9,770
Tessera Technologies, Inc. (a)	1,486	67,568
Tower Semicondutor Ltd. (a)(d)	3,482	5,432
Transwitch Corp. (a)	4,352	7,485
Trident Microsystems, Inc. (a)	1,502	30,641
TriQuint Semiconductor, Inc. (a)	5,034	26,580
Ultra Clean Holdings, Inc. (a)(d)	850	11,747
Ultratech, Inc. (a)	833	11,121
Varian Semiconductor Equipment Associates, Inc. (a)	2,542	107,145
Veeco Instruments, Inc. (a)	1,072	19,425
Verigy Ltd.	1,765	50,497
Vimicro International Corp. sponsored ADR (a)	452	3,028
Virage Logic Corp. (a)	1,046	7,510
Volterra Semiconductor Corp. (a)	1,039	16,333
White Electronic Designs Corp. (a)	994	5,805
Xilinx, Inc.	10,556	300,635
Zilog, Inc. (a)	2,045	12,270
Zoran Corp. (a)	1,505	30,296
		10,997,394
Software - 14.9%
Activision, Inc. (a)	8,217	162,614
Actuate Corp. (a)	3,092	19,170
Adobe Systems, Inc. (a)	17,857	787,137
Advent Software, Inc. (a)	967	34,860
Agile Software Corp. (a)	1,944	15,591
Aladdin Knowledge Systems Ltd. (a)	427	9,505
Allot Communications Ltd.	764	5,188
Ansoft Corp. (a)	811	25,984
Ansys, Inc. (a)	1,178	66,156
Aspen Technology, Inc. (a)	2,742	40,746
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Authentidate Holding Corp. (a)	1,950	$ 2,984
Autodesk, Inc. (a)	7,197	327,104
BEA Systems, Inc. (a)	12,054	154,894
Blackbaud, Inc.	1,311	31,058
Blackboard, Inc. (a)	797	32,797
Borland Software Corp. (a)	2,830	16,867
Bottomline Technologies, Inc. (a)	860	10,905
Business Objects SA sponsored ADR (a)	2,010	82,631
Cadence Design Systems, Inc. (a)	8,578	194,806
Callidus Software, Inc. (a)	1,225	9,469
Captaris, Inc. (a)	2,186	11,258
Catapult Communications Corp. (a)	802	8,124
CDC Corp. Class A (a)	3,422	28,505
Check Point Software Technologies Ltd. (a)	7,081	165,412
Citrix Systems, Inc. (a)	5,597	188,115
Cognos, Inc. (a)	2,941	117,640
CommVault Systems, Inc.	1,301	21,805
Compuware Corp. (a)	10,005	113,657
Concur Technologies, Inc. (a)	1,217	24,243
Convera Corp. Class A (a)(d)	2,196	9,355
Corel Corp.	669	9,246
Descartes Systems Group, Inc. (a)	2,403	10,583
Digimarc Corp. (a)	794	7,479
ECtel Ltd. (a)	67	208
Electronic Arts, Inc. (a)	9,324	455,664
Embarcadero Technologies, Inc. (a)	1,133	8,090
Epicor Software Corp. (a)	1,628	23,573
EPIQ Systems, Inc. (a)	653	17,239
eSpeed, Inc. Class A (a)	1,088	9,901
Evolving Systems, Inc. (a)	780	1,576
FalconStor Software, Inc. (a)	2,044	22,177
Glu Mobile, Inc.	255	3,170
Guidance Software, Inc.	669	9,279
i2 Technologies, Inc. (a)	705	13,226
Informatica Corp. (a)	2,995	45,704
Interactive Intelligence, Inc. (a)	858	16,885
Intervoice, Inc. (a)	1,359	10,709
Intuit, Inc. (a)	10,436	318,298
Jack Henry & Associates, Inc.	2,857	75,568
JDA Software Group, Inc. (a)	1,071	19,481
KongZhong Corp. sponsored ADR (a)	1,136	6,021
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc. (a)	969	$ 53,092
Lawson Software, Inc. (a)	6,101	56,007
Macrovision Corp. (a)	1,600	44,720
Magic Software Enterprises Ltd. (a)	2,206	5,339
Magma Design Automation, Inc. (a)	1,143	16,939
Majesco Entertainment Co. (a)	4,400	6,820
Manhattan Associates, Inc. (a)	1,000	29,060
Mentor Graphics Corp. (a)	2,289	32,641
MICROS Systems, Inc. (a)	1,229	68,197
Microsoft Corp.	302,763	9,285,724
MicroStrategy, Inc. Class A (a)	300	31,146
MSC.Software Corp. (a)	1,201	15,925
Napster, Inc. (a)	2,532	9,495
NDS Group PLC sponsored ADR (a)	587	29,467
Net 1 UEPS Technologies, Inc. (a)	1,597	42,768
NetScout Systems, Inc. (a)	2,020	16,342
Novell, Inc. (a)	11,207	87,639
Nuance Communications, Inc. (a)	5,237	87,615
OpenTV Corp. Class A (a)	3,662	8,459
Opnet Technologies, Inc. (a)	847	9,546
Opsware, Inc. (a)	2,877	26,037
Oracle Corp. (a)	160,008	3,100,955
Parametric Technology Corp. (a)	3,883	72,534
Pegasystems, Inc.	1,445	15,534
Pervasive Software, Inc. (a)	1,301	5,724
Phoenix Technologies Ltd. (a)	1,547	12,716
Plato Learning, Inc. (a)	1,237	5,740
Progress Software Corp. (a)	1,193	39,202
QAD, Inc.	1,324	11,016
Quality Systems, Inc.	1,012	41,441
Quest Software, Inc. (a)	3,001	51,677
Radiant Systems, Inc. (a)	1,059	14,254
Renaissance Learning, Inc. (d)	1,068	12,570
Retalix Ltd. (a)	644	13,299
Secure Computing Corp. (a)	1,791	13,647
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	902	25,509
Smith Micro Software, Inc. (a)	1,068	16,800
Sonic Foundry, Inc. (a)	2,652	6,365
Sonic Solutions, Inc. (a)	778	10,036
Sourcefire, Inc.	741	10,189
SourceForge, Inc. (a)	2,594	11,491
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SPSS, Inc. (a)	809	$ 35,604
SumTotal Systems, Inc. (a)	1,359	10,763
Symantec Corp. (a)	28,845	576,612
Synchronoss Technologies, Inc.	933	25,238
Synopsys, Inc. (a)	4,304	114,142
Synplicity, Inc. (a)	1,709	11,006
Take-Two Interactive Software, Inc. (a)	1,989	40,954
The9 Ltd. sponsored ADR (a)	355	15,137
THQ, Inc. (a)	1,824	62,198
TIBCO Software, Inc. (a)	7,177	64,737
Transaction Systems Architects, Inc. Class A (a)	1,277	43,482
Ultimate Software Group, Inc. (a)	813	23,000
Unica Corp. (a)	491	8,710
Vasco Data Security International, Inc. (a)	1,214	27,643
Wind River Systems, Inc. (a)	2,725	28,912
		18,344,472
TOTAL INFORMATION TECHNOLOGY		60,122,991
MATERIALS - 1.3%
Chemicals - 0.4%
A. Schulman, Inc.	1,179	28,520
Akzo Nobel NV sponsored ADR	1,492	121,315
Altair Nanotechnologies, Inc. (a)(d)	2,245	7,094
Hawkins, Inc.	454	6,719
ICO, Inc. (a)	915	7,970
Innophos Holdings, Inc.	464	7,127
Innospec, Inc.	409	24,458
Landec Corp. (a)	875	11,926
Methanex Corp.	3,587	93,578
Pioneer Companies, Inc. (a)	431	14,835
Sigma Aldrich Corp.	4,038	174,765
Symyx Technologies, Inc. (a)	1,108	11,623
Zoltek Companies, Inc. (a)	902	33,960
		543,890
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,120	9,901
United States Lime & Minerals, Inc. (a)	276	9,574
		19,475
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	332	$ 14,820
Amcor Ltd. sponsored ADR	168	4,121
Caraustar Industries, Inc. (a)	1,481	8,782
Silgan Holdings, Inc.	1,253	72,323
Smurfit-Stone Container Corp.	7,738	100,052
		200,098
Metals & Mining - 0.7%
Aber Diamond Corp.	1,821	77,015
Anglo American PLC ADR	950	28,804
Century Aluminum Co. (a)	944	53,185
Chaparral Steel Co.	1,616	118,291
Claymont Steel Holdings, Inc.	696	16,286
DRDGOLD Ltd. sponsored ADR (a)	5,501	4,621
Gibraltar Industries, Inc.	916	19,731
Haynes International, Inc. (a)	342	30,322
Kaiser Aluminum Corp. (a)	653	49,791
Lihir Gold Ltd. sponsored ADR	509	13,407
NN, Inc.	848	10,668
Northwest Pipe Co. (a)	386	13,935
Novamerican Steel, Inc. (a)	350	15,719
Olympic Steel, Inc.	496	16,641
Pan American Silver Corp. (a)	2,331	65,338
Randgold Resources Ltd. sponsored ADR	1,676	39,285
Royal Gold, Inc.	776	20,905
Schnitzer Steel Industries, Inc. Class A	612	33,170
ShengdaTech, Inc. (a)	1,000	4,840
Silver Standard Resources, Inc. (a)	1,884	71,159
Steel Dynamics, Inc.	2,939	137,839
Steel Technologies, Inc.	369	11,059
Universal Stainless & Alloy Products, Inc. (a)	303	12,717
Wheeling Pittsburgh Corp. (a)	398	8,756
		873,484
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	752	8,084
TOTAL MATERIALS		1,645,031
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	1,334	21,051
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Arbinet-thexchange, Inc. (a)	746	$ 4,648
Aruba Networks, Inc.	2,700	52,245
Atlantic Tele-Network, Inc.	453	12,852
Cbeyond, Inc. (a)	893	31,594
Cogent Communications Group, Inc. (a)	1,781	51,115
Consolidated Communications Holdings, Inc.	808	17,178
CT Communications, Inc.	880	27,623
D&E Communications, Inc.	991	16,163
Eschelon Telecom, Inc. (a)	713	21,091
General Communications, Inc. Class A (a)	1,829	24,234
Gilat Satellite Networks Ltd. (a)	1,028	10,105
Global Crossing Ltd. (a)	1,072	22,898
Globalstar, Inc. (d)	1,845	20,203
Golden Telecom, Inc.	1,132	60,279
HickoryTech Corp.	1,137	9,255
Level 3 Communications, Inc. (a)	45,685	265,887
North Pittsburgh Systems, Inc.	797	15,773
NTELOS Holding Corp.	1,454	36,670
Paetec Holding Corp. (a)	2,725	31,746
Shenandoah Telecommunications Co.	182	8,991
SureWest Communications	564	14,529
Telefonos de Mexico SA de CV Series A sponsored ADR	133	5,389
Telenor ASA sponsored ADR	141	8,241
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,267	82,609
Warwick Valley Telephone Co.	468	6,430
		878,799
Wireless Telecommunication Services - 1.1%
America Movil SA de CV Series A sponsored ADR	249	15,035
Centennial Communications Corp. Class A (a)	3,229	32,904
Clearwire Corp.	4,033	78,644
Dobson Communications Corp. Class A (a)	5,301	56,350
FiberTower Corp. (a)	5,118	21,291
ICO Global Communications Holdings Ltd. Class A (a)	4,329	17,316
InPhonic, Inc. (a)(d)	1,424	12,474
IPCS, Inc.	461	16,034
Leap Wireless International, Inc. (a)	2,080	177,757
Millicom International Cellular SA (a)	3,180	270,554
NII Holdings, Inc. (a)	4,948	403,114
Rural Cellular Corp. Class A (a)	973	32,060
SBA Communications Corp. Class A (a)	3,119	100,213
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	1,096	$ 25,219
Wireless Facilities, Inc. (a)	2,594	4,254
		1,263,219
TOTAL TELECOMMUNICATION SERVICES		2,142,018
UTILITIES - 0.2%
Electric Utilities - 0.1%
Enernoc, Inc. (a)	254	9,914
MGE Energy, Inc.	528	17,910
Otter Tail Corp.	979	32,013
		59,837
Gas Utilities - 0.0%
EnergySouth, Inc.	270	13,184
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	155	2,300
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,095	36,091
Water Utilities - 0.1%
Artesian Resources Corp. Class A	537	10,536
Cadiz, Inc. (a)	445	9,986
Connecticut Water Service, Inc.	368	8,817
Consolidated Water Co., Inc.	574	15,022
Middlesex Water Co.	418	8,026
Pure Cycle Corp. (a)	1,251	9,620
Southwest Water Co.	1,289	16,783
		78,790
TOTAL UTILITIES		190,202
TOTAL COMMON STOCKS (Cost $127,654,135)		122,075,977
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.83% to 4.97% 6/21/07 (e) (Cost $59,837)	$ 60,000	59,840
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	577,002	$ 577,002
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	2,019,117	2,019,117
TOTAL MONEY MARKET FUNDS (Cost $2,596,119)		2,596,119
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.08%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,004	29,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $130,339,091)		124,760,936
NET OTHER ASSETS - (1.5)%		(1,884,932)
NET ASSETS - 100%		$ 122,876,004
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 NASDAQ 100 E-Mini Index Contracts	June 2007	$ 772,900	$ 29,973

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,840.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 5,333
Goldman, Sachs & Co.	7,126
Merrill Lynch Government Securities, Inc.	12,724
Mizuho Securities USA, Inc.	3,817
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,595
Fidelity Securities Lending Cash Central Fund	38,915
Total	$ 51,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,961,950 and repurchase agreements of $29,000) - See accompanying schedule: Unaffiliated issuers (cost $127,742,972)	$ 122,164,817
Fidelity Central Funds (cost $2,596,119)	2,596,119
Total Investments (cost $130,339,091)		$ 124,760,936
Cash		61,765
Receivable for investments sold		216,412
Dividends receivable		85,842
Distributions receivable from Fidelity Central Funds		8,579
Receivable for daily variation on futures contracts		5,676
Prepaid expenses		236
Receivable from investment adviser for expense reductions		30,519
Total assets		125,169,965

Liabilities
Payable for investments purchased	$ 114,403
Accrued management fee	24,149
Distribution fees payable	27,662
Other affiliated payables	3,914
Other payables and accrued expenses	104,716
Collateral on securities loaned, at value	2,019,117
Total liabilities		2,293,961

Net Assets		$ 122,876,004
Net Assets consist of:
Paid in capital		$ 118,323,513
Undistributed net investment income		155,007
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,945,666
Net unrealized appreciation (depreciation) on investments		(5,548,182)
Net Assets, for 1,200,000 shares outstanding		$ 122,876,004
Net Asset Value, offering price and redemption price per share ($122,876,004 ÷ 1,200,000 shares)		$ 102.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007

Investment Income
Dividends		$ 451,871
Interest		1,827
Income from Fidelity Central Funds (including $38,915 from security lending)		51,510
Total income		505,208

Expenses
Management fee	$ 160,986
Transfer agent and custody fees	97,110
Distribution fees	60,590
Licensing fees	40,392
Accounting and security lending fees	25,993
Independent trustees' compensation	235
Audit	47,857
Legal	229
Miscellaneous	7,168
Total expenses before reductions	440,560
Expense reductions	(240,127)	200,433
Net investment income (loss)		304,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,988,470
Foreign currency transactions	15
Futures contracts	31,887
Total net realized gain (loss)		10,020,372
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,766,948)
Assets and liabilities in foreign currencies	215
Futures contracts	(314)
Total change in net unrealized appreciation (depreciation)		(1,767,047)
Net gain (loss)		8,253,325
Net increase (decrease) in net assets resulting from operations		$ 8,558,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 304,775	$ 618,697
Net realized gain (loss)	10,020,372	23,401,236
Change in net unrealized appreciation (depreciation)	(1,767,047)	(12,920,412)
Net increase (decrease) in net assets resulting from operations	8,558,100	11,099,521
Distributions to shareholders from net investment income	(357,000)	(506,000)
Distributions to shareholders from net realized gain	-	(700,000)
Total distributions	(357,000)	(1,206,000)
Share transactions Proceeds from sales of shares	144,375,730	180,241,895
Cost of shares redeemed	(201,954,921)	(141,451,412)
Net increase (decrease) in net assets resulting from share transactions	(57,579,191)	38,790,483
Total increase (decrease) in net assets	(49,378,091)	48,684,004

Net Assets
Beginning of period	172,254,095	123,570,091
End of period (including undistributed net investment income of $155,007 and undistributed net investment income of $207,232, respectively)	$ 122,876,004	$ 172,254,095
Other Information Shares
Sold	1,500,000	2,000,000
Redeemed	(2,100,000)	(1,600,000)
Net increase (decrease)	(600,000)	400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,
		Years ended November 30,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 95.70	$ 88.26	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.22	.47	.36	1.00 G	.06
Net realized and unrealized gain (loss)	6.68	7.87	5.40	4.43	5.69
Total from investment operations	6.90	8.34	5.76	5.43	5.75
Distributions from net investment income	(.20)	(.40)	(1.17)	(.20)	-
Distributions from net realized gain	-	(.50)	-	-	-
Total distributions	(.20)	(.90)	(1.17)	(.20)	-
Net asset value, end of period	$ 102.40	$ 95.70	$ 88.26	$ 83.67	$ 78.44
Total Return B, C	7.23%	9.54%	6.96%	6.94%	7.91%
Ratios to Average Net Assets E, I
Expenses before reductions	.66% A	.61%	.59%	.56%	.51% A
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30% A
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30% A
Net investment income (loss)	.45% A	.52%	.44%	1.26%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,876	$ 172,254	$ 123,570	$ 133,865	$ 180,423
Portfolio turnover rate F, J	8% A	7%	9%	8%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.83 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded and a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NASDAQ that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,343,205
Unrealized depreciation	(12,889,380)
Net unrealized appreciation (depreciation)	$ (5,546,175)
Cost for federal income tax purposes	$ 130,307,111

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,655,461 and $5,228,003, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $144,235,895 and $201,764,754, respectively. Realized gain (loss) of $10,179,055 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of.09% of average net assets. The total amounts paid to and retained by FDC were $60,590 and $0, respectively.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2008. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $239,408.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $719.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $55,000.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 19, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0707
1.802769.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 20, 2007